UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2008

Item 1:      Report(s) to Shareholders.

2008

LORD ABBETT
ANNUAL REPORT

Lord Abbett

All Value Fund

Alpha Strategy Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the fiscal year ended October 31, 2008

Lord Abbett Securities Trust

Annual Report

For the fiscal year ended October 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Securities Trust's performance for the fiscal year ended October 31, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended October 31, 2008?

A: The 12-month period was marked by extreme volatility, which grew more pronounced in the last two months. Severe market swings in both directions were increasingly common, but the downswings were bigger and more frequent, ultimately propelling the equity markets into territory not seen since 2003. The fiscal year ended with the S&P 500® Index1 down more than 36%.

The downturn was widespread, as virtually no equity asset class or investing style was spared. Small cap stocks (as measured by the Russell 2000® Index2) generally performed better than mid cap stocks (as defined by the Russell MidCap® Index3) or large cap stocks (as measured by the Russell 1000® Index4), but even small caps were down more than 34% for the year. Value stocks (as represented by the Russell 3000® Value Index5) marginally outperformed growth stocks (represented by the Russell 3000® Growth

Index6), declining 36.32%, versus a 37.04% decline for growth stocks.

On the international side, foreign equity markets took a drubbing in the 12-month period ended October 31, 2008, as the global financial crisis drove fears of a protracted economic recession, commodity prices (particularly energy) plunged, and highly leveraged investors were forced to unwind positions. The MSCI EAFE® Index7 with Gross Dividends declined 46.34%. The MSCI World® Ex-U.S. Index8 with Net Dividends fell 46.55%, a sharper drop than the U.S. equity markets, as measured by the S&P 500 Index, which declined 36.10%. Emerging markets (as measured by the MSCI Emerging Markets® Index9), which have generally performed well in recent years, fell 56.22%. (Russia, Brazil, and China suffered their worst monthly drops in history in October 2008.) Against that backdrop, oil prices declined 28.27%, from $94.53 to $67.81 a barrel, while gold fell 9.04%, from $796.59 to $724.55 an ounce. In terms of country performance, the hardest hit markets in the MSCI EAFE Index were Belgium, Ireland, and Austria, down 69.62%, 68.91%, and 67.32%, respectively.

As for sector performance, every sector of the MSCI EAFE Index finished the 12-month period ended October 31, 2008 in negative territory. The biggest laggards were the financials and materials sectors, which declined by 57.00% and 54.77%, respectively. Banks suffered, as the effects of the credit contagion sparked by the housing crisis in the United States spread around the world. And the materials sector sold off, as economic growth and commodity demand contracted.

Lord Abbett All Value Fund

Q: How did the All Value Fund perform during the fiscal year ended October 31, 2008?

A: The Fund returned -29.89%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 3000 Value Index, which returned -36.32% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to the Fund's performance relative to its benchmark for the 12-month period were the financial services, healthcare, and materials and processing sectors.

Among the individual holdings that contributed to performance were materials and processing holdings Quanex Building Products Corp. (the Fund's number-one contributor), a manufacturer of engineered materials and components for the building markets, and Rohm & Haas Co., a manufacturer of specialty chemicals; and other energy holding Range Resources Corp., an independent oil and gas company with operations in the Appalachian, Permian, Midcontinent, and Gulf Coast

regions. (The other energy sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners.)

The most significant detractors from the Fund's performance relative to its benchmark for the 12-month period were the auto and transportation, integrated oils (owing to an underweight position), and consumer staples sectors.

Among the individual holdings that detracted from performance were auto and transportation holding Oshkosh Corp. (the Fund's number-one detractor), a manufacturer of fire and emergency apparatus and specialty commercial and military trucks; healthcare holding Schering-Plough Corp., a worldwide pharmaceutical company; and materials and processing holding Cytec Industries, Inc., a maker of specialty chemicals, specialty materials, and building block chemicals.

Lord Abbett Alpha Strategy Fund

Q: How did the Alpha Strategy Fund perform during the fiscal year ended October 31, 2008?

A: The Alpha Strategy Fund is a fund-of-funds that pursues its investment objective by investing in other Lord Abbett Funds. The Fund seeks to achieve long-term growth and capital appreciation through investments in a broadly diversified portfolio of small cap stocks. The Fund's assets are currently divided among Lord Abbett Small Cap Value Fund (approximately 20.4%), Lord Abbett Developing Growth Fund (approximately 19.9%), Lord Abbett International Opportunities Fund (approximately 19.3%), Lord Abbett Small Cap Blend Fund (approximately 10.3%), Lord Abbett Micro Cap Value Fund (approximately 10.2%), Lord Abbett Value Opportunities Fund (approximately 10.2%), and Lord Abbett Micro Cap Growth Fund (approximately 9.8%). The Alpha Strategy Fund's performance is directly related to the performance of its underlying funds.

The Alpha Strategy Fund returned -41.64%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the combined 85% Russell 2000 Index/15% S&P Developed Ex-U.S. Small Cap Index,10 which returned -37.42% over the same period.

All of the Lord Abbett mutual funds among which the Alpha Strategy Fund allocates its assets suffered negative performance in the period, reflecting the overall market conditions discussed on page 1. The largest detractors from the Alpha Strategy Fund's performance were international stocks in the International Opportunities Fund and growth stocks in the Micro Cap Growth and Developing Growth Funds.

In the International Opportunities Fund, performance was hurt by positions in the financials, energy, and materials sectors. The largest individual detractor from the International Opportunities Fund's performance was consumer discretionary holding REXCAPITAL Financial Holdings Ltd., a provider of lottery-related systems, machines and services to the Chinese lottery market.

Both growth funds suffered from exposure to the technology and healthcare sectors. The greatest single detractor from performance in the Developing Growth Fund was technology holding Aruba Networks Inc., a provider of enterprise mobility solutions that enable secure access to data, voice, and video applications across wireless networks. Within the Micro Cap Growth Fund, the largest single detractor from the Fund's performance in terms of individual holdings was technology holding ANADIGICS, Inc., a creator of radio frequency integrated circuit solutions for the broadband and wireless communications markets.

The Small Cap Blend, Small Cap Value, and Value Opportunities Funds each outperformed their respective benchmarks, but had negative performance for the period nonetheless.

Lord Abbett International Core Equity Fund

Q: How did the International Core Equity Fund perform during the fiscal year ended October 31, 2008?

A: The Fund returned -47.48%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Gross Dividends, which returned -46.34% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund's performance relative to its benchmark for the 12-month period were the financials, energy, and consumer discretionary sectors.

Among individual holdings that detracted from performance were energy holding Petroleum Geo-Services ASA (the Fund's number-one detractor), an oilfield service company primarily involved in geophysical and floating production services; and financials holdings National Bank of Greece S.A., a provider of retail and corporate banking services, and Nippon Commercial Investment Corp., a real estate investment trust (REIT).

The most significant contributors to the Fund's performance relative to its benchmark for the 12-month period were the industrials, telecommunication services, and consumer staples sectors.

Among individual holdings that contributed to performance were industrials holding Gamesa Corp. Technologica, S.A. (the Fund's number-one contributor), a Spain-based manufacturer of wind turbines; and utilities holdings Suez SA, a provider of electricity, natural gas, and related services, and EDP-Energias do Brasil SA, an energy trading and holding company that controls power distributors and power plants in Brazil.

Lord Abbett International Dividend Income Fund*

*The Fund commenced operations on June 23, 2008 and investment performance began on June 30, 2008.

Q: How did the Fund perform during the four-month period ended October 31, 2008?

A: The Fund returned -35.39%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the MSCI All Country World Ex-U.S. Value with Gross Dividends Index,11 which returned -37.57% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to the Fund's performance relative to its benchmark for the four-month period were the consumer staples and the telecommunication services sectors (both owing to overweight positions) and the materials sector (owing to an underweight position).

Among the individual holdings contributing to performance were financials holding Zurich Financial Services AG, a provider of insurance-based financial services; utilities holding Guangdong Investment Ltd., a Chinese operator of water supply, power and electricity, and infrastructure businesses; and consumer discretionary holding Bayerische Motoren Werke (BMW) AG, a German-based manufacturer of luxury cars and motorcycles.

The most significant detractors from performance were the financials, energy, and consumer discretionary sectors.

Among the individual holdings detracting from performance were consumer staples holding Premier Foods plc, a U.K.-based manufacturer of a range of food products; energy holding Penn West Energy Trust, a Canadian producer of oil and natural gas; and financials holding Nippon Commercial Investment Corp., a Japanese real estate investment trust (REIT).

Lord Abbett International Opportunities Fund

Q: How did the International Opportunities Fund perform during the fiscal year ended October 31, 2008?

A: The Fund returned -57.81%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the S&P Developed Ex-U.S. Small Cap Index, which returned -53.76% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund's performance relative to its benchmark for the 12-month period were the financials, energy and materials sectors.

Among the individual holdings that detracted from performance were consumer discretionary holdings REXCAPITAL Financial Holdings Ltd. (the Fund's number-one detractor), a provider of lottery-related systems, machines and services to the Chinese lottery market, and Punch Taverns plc, a chain of pubs in the United Kingdom; and industrials holding Dore Holdings Ltd., a China-based provider of gaming and entertainment equipment.

The most significant contributors to the Fund's performance relative to its benchmark for the 12-month period were the utilities sector (owing to an overweight position), the information technology sector, and the telecommunication services sector.

Among the individual holdings that contributed to performance were consumer discretionary holdings Nitori Co., Ltd. (the Fund's number-one contributor), a furniture retail chain headquartered in Hokkaido, Japan, and Orascom Development Holding, a developer of integrated towns primarily in Egypt and the Middle East; and financials holding AWD Holding AG, a German-based financial-services broker (the company was recently acquired by Swiss Life Holding).

Lord Abbett Large Cap Value Fund

Q: How did the Large Cap Value Fund perform during the fiscal year ended October 31, 2008?

A: The Fund returned -35.16%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,12 which returned -36.80% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to the Fund's performance relative to its benchmark for the 12-month period were the financial services sector, the healthcare sector, and (owing to an underweight position) the other energy sector (which includes oil service companies, as well as smaller exploration and production companies and independent refiners).

Among the individual holdings that contributed to performance were financial services holdings Wells Fargo & Co. (the Fund's number-one contributor), a diversified financial services company, and BB&T Corp., a bank holding company with operations principally in the southeastern United States; and consumer discretionary holding Wal-Mart Stores, Inc., an operator of discount stores and supercenters.

The most significant detractors from the Fund's performance relative to its benchmark for the 12-month period were the integrated oils and the utilities sectors, as a result of an underweight position in each, and the consumer discretionary sector.

Among the individual holdings that detracted from performance were financial services holdings Federal National Mortgage Association (Fannie

Mae) (the Fund's number-one detractor), a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans, and Merrill Lynch & Co. Inc., a global provider of investment, financing, advisory, insurance, banking, and related products; and other holding General Electric Co., a diversified industrial, technology, media, and financial services company. (The other sector includes a broad array of diversified corporations.)

Lord Abbett Value Opportunities Fund

Q: How did the Value Opportunities Fund perform during the fiscal year ended October 31, 2008?

A: The Fund returned -28.01%, reflecting the performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2500® Value Index,13 which returned -33.64% for the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to the Fund's performance relative to its benchmark for the 12-month period were the consumer discretionary, financial services, and utilities sectors.

Among the individual holdings that contributed to performance were consumer discretionary holding, The Pantry, Inc. (the Fund's number-one contributor), an operator of convenience stores in the southeastern United States; materials and processing holding Quanex Building Products Corp., a manufacturer of engineered materials and components for the building markets; and utilities holding Piedmont Natural Gas Co., Inc., an energy and services company that primarily transports, distributes, and sells natural gas.

The most significant detractors from the Fund's performance relative to its benchmark for the 12-month period were the auto and transportation sector, the technology sector (owing to an overweight position), and the materials and processing sector.

Among the individual holdings that detracted from performance were auto and transportation holding Oshkosh Corp. (the Fund's number-one detractor), a maker of fire and emergency apparatus and specialty commercial and military trucks; other holding Carlisle Companies Inc., a manufacturer of construction materials, transportation products, and general industry products (the other sector includes a broad array of diversified corporations); and materials and processing holding Cytec Industries Inc., a manufacturer of specialty chemicals, specialty materials, and building block chemicals.

Each Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus for any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 1000 Index.

3  The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 31% of the total market capitalization of the Russell 1000 Index.

4  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

5  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

6  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

7  The MSCI EAFE® Index with Gross Dividends is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

8  The MSCI World® Ex-U.S. Index with Net Dividends comprises the entire developed world less the United States. The designation of a country as developed arises primarily as a measurement of GDP per capita. There are 23 countries within this index.

9  The MSCI Emerging Markets® Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2006, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

10  The S&P Developed Ex-U.S. Small Cap Index is the small cap and developed markets component of S&P's Broad Market Index (BMI). The Small Cap Index includes the bottom 15% of market capitalizations per country.

11  The MSCI All Country World Ex-U.S. Value with Gross Dividends Index is an unmanaged index that reflects the stock markets of 22 developed and 25 emerging market country indexes, with values expressed in U.S. dollars. The index approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

12  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

13  The Russell 2500® Value Index measures the performance of those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

The views of the Funds' management and the portfolio holdings described in this report are as of October 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Note: Fees and expense waivers are currently in effect for the Alpha Strategy, International Dividend Income, Large Cap Value and Value Opportunities Funds. Had waivers not been in effect, performance would have been lower. See the Funds' prospectuses for a history of fees waived and expenses assumed. Existing expense waivers may be revised or terminated at any time.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

All Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 3000® Value Index and S&P 500/Citigroup Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A3	-33.95%	1.77%	4.73%	—
Class B4	-32.93%	2.16%	4.83%	—
Class C5	-30.31%	2.34%	4.72%	—
Class F6	-29.70%	—	—	-27.22%
Class I7	-29.62%	3.38%	—	7.54%
Class P8	-29.98%	2.89%	—	2.41%
Class R2[9]	-29.98%	—	—	-27.54%
Class R3[10]	-29.96%	—	—	-27.52%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect any transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on March 31, 2003. Performance is at net asset value.

8  Class P shares commenced operations on August 15, 2001. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Alpha Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Index, Lipper Small Cap Core Funds Average, 85% Russell 2000 Index/15% S&P Developed Ex-U.S. Small Cap Index, and S&P Developed Ex-U.S. Small Cap Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A3	-44.99%	3.12%	3.82%	—
Class B4	-44.18%	3.51%	3.91%	—
Class C5	-42.02%	3.69%	3.77%	—
Class F6	-41.50%	—	—	-36.18%
Class I7	-41.45%	—	—	3.64%
Class R2[8]	-41.82%	—	—	-36.52%
Class R3[9]	-41.72%	—	—	-36.42%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index and average does not reflect transaction costs, management fees or sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on October 19, 2004. Performance is at net asset value.

8  Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9  Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

International Core Equity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE®) Index with Gross Dividends and the MSCI EAFE® Index with Net Dividends assuming reinvestment of all dividends and distributions. With Net Dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the MSCI EAFE® Index. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2008

	1 Year	Life of Class
Class A3	-50.50%	-0.38%
Class B4	-49.69%	-0.14%
Class C5	-47.82%	0.21%
Class F6	-47.37%	-42.51%
Class I7	-47.30%	1.20%
Class P8	-47.56%	0.74%
Class R2[9]	-47.24%	-42.41%
Class R3[10]	-47.55%	-42.71%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance of each index begins on December 31, 2003.

3  Class A shares commenced operations on December 15, 2003 and performance for the class began on December 31, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on December 15, 2003 and performance for the class began on December 31, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 2% for the life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  Class C shares commenced operations on December 15, 2003 and performance for the class began on December 31, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on December 15, 2003 and performance for the Class began on December 31, 2003. Performance is at net asset value.

8  Class P shares commenced operations on December 15, 2003 and performance for the Class began on December 31, 2003. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

International Opportunities Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P Developed Ex-U.S. Small Cap Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A3	-60.24%	-0.92%	-3.42%	—
Class B4	-59.56%	-0.57%	-3.35%	—
Class C5	-58.09%	-0.39%	-3.44%	—
Class F6	-57.70%	—	—	-52.39%
Class I7	-57.66%	0.62%	-2.49%	—
Class P8	-57.86%	0.23%	—	-3.24%
Class R2[9]	-57.93%	—	—	-52.65%
Class R3[10]	-57.77%	—	—	-52.46%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7  Performance is at net asset value.

8  Class P shares commenced operations on March 8, 1999. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Large Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Value Index and the S&P 500/Citigroup Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2008

	1 Year	5 Years	Life of Class
Class A3	-38.88%	-0.59%	0.96%
Class B4	-37.79%	-0.23%	1.23%
Class C5	-35.64%	-0.08%	1.39%
Class F6	-35.00%	—	-32.03%
Class I7	-34.99%	0.92%	2.43%
Class P8	-35.20%	0.50%	1.99%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance for each index begins on June 30, 2003.

3  Class A shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and for the life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  Class C shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Performance is at net asset value.

8  Class P shares commenced operations on June 23, 2003 and performance for the class began on June 30, 2003. Performance is at net asset value.

Value Opportunities Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2500® Value Index and the Russell 2500® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2008

	1 Year	Life of Class
Class A3	-32.13%	0.27%
Class B4	-31.16%	0.80%
Class C5	-28.47%	1.78%
Class F6	-27.81%	-25.35%
Class I7	-27.77%	2.76%
Class P8	-28.04%	2.31%
Class R2[9]	-28.14%	-25.72%
Class R3[10]	-28.08%	-25.66%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance for each index begins on December 30, 2005.

3  Class A shares commenced operations on December 20, 2005 and performance for the class began on December 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on December 20, 2005 and performance for the Class began on December 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for life of the Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  Class C shares commenced operations on December 20, 2005 and performance for the Class began on December 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7  Class I shares commenced operations on December 20, 2005 and performance for the Class began on December 30, 2005. Performance is at net asset value.

8  Class P shares commenced operations on December 20, 2005 and performance for the Class began on December 30, 2005. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 through October 31, 2008).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 5/1/08 – 10/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

All Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$744.90	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.53	$5.69
Class B
Actual	$1,000.00	$743.20	$7.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.25	$8.97
Class C
Actual	$1,000.00	$743.20	$7.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.25	$8.97
Class F
Actual	$1,000.00	$746.80	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.42
Class I
Actual	$1,000.00	$747.10	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.91
Class P
Actual	$1,000.00	$745.30	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.01	$6.19
Class R2
Actual	$1,000.00	$745.60	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.60
Class R3
Actual	$1,000.00	$744.90	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.39

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.77% for Classes B and C, 0.87% for Class F, 0.77% for Class I, 1.22% for Class P, 1.30% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Auto & Transportation	4.53%
Consumer Discretionary	6.92%
Consumer Staples	5.22%
Financial Services	17.15%
Healthcare	18.35%
Integrated Oils	2.93%
Materials & Processing	14.49%
Sector*	%**
Other	4.50%
Other Energy	7.36%
Producer Durables	6.62%
Technology	4.74%
Utilities	4.06%
Short-Term Investment	3.13%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$684.50	$1.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.37	$1.78
Class B
Actual	$1,000.00	$682.20	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$5.08
Class C
Actual	$1,000.00	$682.40	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$5.08
Class F
Actual	$1,000.00	$685.40	$0.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.64	$0.51
Class I
Actual	$1,000.00	$685.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.14	$0.00
Class R2
Actual	$1,000.00	$683.60	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$3.05
Class R3
Actual	$1,000.00	$684.10	$2.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.54

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Investment Objective

October 31, 2008

Investment Objective	%*
Long Term Capital Appreciation**	69.71%
Long Term Capital Growth**	30.13%
Short-Term Investment	0.16%
Total	100.00%

*  Represents percent of total investments.

**  Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC. The category shown represents the investment objective of these Underlying Funds.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$584.50	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$7.41
Class B
Actual	$1,000.00	$582.60	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.50	$10.68
Class C
Actual	$1,000.00	$582.60	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.50	$10.68
Class F
Actual	$1,000.00	$585.00	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.83	$6.39
Class I
Actual	$1,000.00	$585.20	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.58	$5.63
Class P
Actual	$1,000.00	$583.60	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.27	$7.96
Class R2
Actual	$1,000.00	$587.60	$2.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.30
Class R3
Actual	$1,000.00	$583.80	$6.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.89	$8.31

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.46% for Class A, 2.11% for Classes B and C, 1.26% for Class F, 1.11% for Class I, 1.57% for Class P, 0.65% for Class R2 and 1.64% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Consumer Discretionary	5.84%
Consumer Staples	16.98%
Energy	4.48%
Financials	13.89%
Health Care	12.90%
Industrials	10.62%
Sector*	%**
Information Technology	6.55%
Materials	3.37%
Telecommunication Services	11.63%
Utilities	7.56%
Short-Term Investment	6.18%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/23/08	10/31/08	6/23/08 – 10/31/08
Class A
Actual	$1,000.00	$639.00	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.12	$4.79
Class C
Actual	$1,000.00	$637.80	$5.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.14	$6.80
Class F
Actual	$1,000.00	$639.20	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.37	$3.53
Class I
Actual	$1,000.00	$639.30	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.32	$3.60
Class R2
Actual	$1,000.00	$639.20	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.94	$4.97
Class R3
Actual	$1,000.00	$639.40	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.29	$4.65

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.33% for Class A, 1.89% for Class C, 0.98% for Class F, 1.00% for Class I, 1.38% for Class R2 and 1.29% for Class R3) multiplied by the average account value over the period, multiplied by 131/366 (to reflect the period June 23, 2008, commencement of investment operations, to October 31, 2008).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Auto	2.37%
Basic Industry	2.40%
Consumer Cyclicals	2.43%
Consumer Discretionary	2.41%
Consumer Services	6.30%
Consumer Staples	8.45%
Energy	1.80%
Financial Services	19.09%
Healthcare	6.95%
Integrated Oils	6.26%
Sector*	%**
Materials & Processing	2.29%
Other	3.37%
Producer Durables	3.96%
Technology	2.66%
Telecommunications	12.45%
Transportation	3.89%
Utilities	8.42%
Short-Term Investment	4.50%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$523.70	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.89	$8.31
Class B
Actual	$1,000.00	$521.90	$8.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.60	$11.59
Class C
Actual	$1,000.00	$522.00	$8.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.60	$11.59
Class F
Actual	$1,000.00	$524.50	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.96	$7.25
Class I
Actual	$1,000.00	$524.90	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.58	$6.60
Class P
Actual	$1,000.00	$523.50	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.37	$8.82
Class R2
Actual	$1,000.00	$522.70	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.71	$9.53
Class R3
Actual	$1,000.00	$524.50	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.24	$6.95

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.64% for Class A, 2.29% for Classes B and C, 1.43% for Class F, 1.30% for Class I, 1.74% for Class P, 1.88% for Class R2 and 1.37% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Basic Materials	11.08%
Consumer Cyclicals	8.66%
Consumer Non-Cyclicals	8.58%
Div. Financials	4.83%
Energy	6.39%
Healthcare	10.41%
Ind. Goods & Services	14.65%
Non-Property Financials	5.36%
Sector*	%**
Property and Property Services	2.31%
Technology	7.89%
Telecommunications	2.01%
Transportation	4.14%
Utilities	7.00%
Short-Term Investment	6.69%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$716.20	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.35	$4.82
Class B
Actual	$1,000.00	$714.30	$6.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.07	$8.11
Class C
Actual	$1,000.00	$713.70	$6.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.07	$8.11
Class F
Actual	$1,000.00	$717.80	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.46
Class I
Actual	$1,000.00	$717.00	$2.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$3.05
Class P
Actual	$1,000.00	$716.70	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.23

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.60% for Classes B and C, 0.68% for Class F, 0.60% for Class I, and 1.03% for Class P) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Auto & Transportation	2.58%
Consumer Discretionary	14.94%
Consumer Staples	8.43%
Financial Services	37.52%
Healthcare	11.78%
Integrated Oils	4.09%
Materials & Processing	3.26%
Sector*	%**
Other	4.54%
Other Energy	2.27%
Technology	6.73%
Utilities	1.31%
Short-Term Investment	2.55%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$782.20	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.34	$6.85
Class B
Actual	$1,000.00	$780.40	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.07	$10.13
Class C
Actual	$1,000.00	$779.60	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.07	$10.13
Class F
Actual	$1,000.00	$783.40	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.53
Class I
Actual	$1,000.00	$783.20	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$5.08
Class P
Actual	$1,000.00	$782.30	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.83	$7.35
Class R2
Actual	$1,000.00	$781.50	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.11	$8.11
Class R3
Actual	$1,000.00	$781.50	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.61

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.35% for Class A, 2.00% for Classes B and C, 1.09% for Class F, 1.00% for Class I, 1.45% for Class P, 1.60% for Class R2 and 1.50% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Auto & Transportation	5.21%
Consumer Discretionary	9.01%
Consumer Staples	5.62%
Financial Services	17.29%
Healthcare	10.28%
Materials & Processing	12.72%
Other	4.08%
Sector*	%**
Other Energy	4.49%
Producer Durables	6.67%
Technology	9.71%
Utilities	8.29%
Short-Term Investment	6.63%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments

ALL VALUE FUND October 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 98.05%
Aerospace 2.98%
Alliant Techsystems, Inc.*	295,000	$24,349
Curtiss-Wright Corp.	130,030	4,798
United Technologies Corp.	666,528	36,632
Total		65,779
Air Transportation 1.06%
Bristow Group, Inc.*	144,100	3,569
Southwest Airlines Co.	1,673,892	19,718
Total		23,287
Auto Components 0.69%
PACCAR, Inc.	517,400	15,129
Auto Parts: Original Equipment 1.31%
Autoliv, Inc. (Sweden)(a)	1,106,400	23,633
Tenneco, Inc.*	1,088,321	5,344
Total		28,977
Automobiles 0.99%
Honda Motor Co., Ltd. ADR	885,000	21,921
Banks 8.76%
Bank of America Corp.	725,000	17,523
Commerce Bancshares, Inc.	485,315	22,946
Cullen/Frost Bankers, Inc.	1,107,700	61,998
JPMorgan Chase & Co.	1,478,000	60,968
PNC Financial Services Group, Inc. (The)	130,000	8,667
Wells Fargo & Co.	612,800	20,866
Total		192,968
Beverage: Soft Drinks 0.40%
PepsiCo, Inc.	153,800	8,768

Investments	Shares	Value (000)
Biotechnology Research & Production 6.13%
Amgen, Inc.*	1,162,220	$69,605
Biogen Idec, Inc.*	811,500	34,529
Invitrogen Corp.*	200,000	5,758
OSI Pharmaceuticals, Inc.*	661,687	25,111
Total		135,003
Building: Materials 0.37%
Quanex Building Products Corp.	880,062	8,061
Chemicals 2.06%
Cabot Corp.	663,750	17,556
Cytec Industries, Inc.	981,963	27,809
Total		45,365
Communications Technology 3.11%
Anixter International, Inc.*	555,000	18,654
Corning, Inc.	850,000	9,206
McAfee, Inc.*	1,250,000	40,688
Total		68,548
Containers & Packaging: Metal & Glass 0.85%
AptarGroup, Inc.	490,000	14,857
Silgan Holdings, Inc.	83,576	3,890
Total		18,747
Containers & Packaging: Paper & Plastic 4.13%
Bemis Co., Inc.	1,039,052	25,810
Pactiv Corp.*	2,771,500	65,297
Total		91,107
Diversified Financial Services 3.88%
Bank of New York Mellon Corp. (The)	1,781,851	58,088
Goldman Sachs Group, Inc. (The)	297,200	27,491
Total		85,579

See Notes to Financial Statements.

Schedule of Investments (continued)

ALL VALUE FUND October 31, 2008

Investments	Shares	Value (000)
Diversified Manufacturing 0.33%
Hexcel Corp.*	546,000	$7,207
Diversified Production 1.78%
ITT Corp.	860,000	38,270
Thomas & Betts Corp.*	37,150	882
Total		39,152
Drug & Grocery Store Chains 3.18%
Kroger Co. (The)	2,275,000	62,472
Walgreen Co.	295,300	7,518
Total		69,990
Drugs & Pharmaceuticals 9.28%
Abbott Laboratories	1,181,000	65,132
Medicines Co. (The)*	416,500	7,260
Onyx Pharmaceuticals, Inc.*	949,100	25,607
Schering-Plough Corp.	4,426,600	64,141
Watson Pharmaceuticals, Inc.*	1,617,100	42,320
Total		204,460
Electrical Equipment & Components 0.30%
AMETEK, Inc.	198,250	6,592
Electronics: Medical Systems 0.19%
Medtronic, Inc.	105,000	4,235
Electronics: Technology 1.68%
General Dynamics Corp.	615,000	37,097
Engineering & Contracting Services 0.43%
URS Corp.*	321,839	9,459
Financial: Miscellaneous 1.42%
Berkshire Hathaway, Inc. Class B*	8,168	31,365
Foods 0.90%
Hormel Foods Corp.	240,000	6,782
J.M. Smucker Co. (The)	98,802	4,403

Investments	Shares	Value (000)
Smithfield Foods, Inc.*	820,000	$8,626
Total		19,811
Gold 1.21%
Barrick Gold Corp. (Canada)(a)	1,175,000	26,696
Healthcare Facilities 2.97%
DaVita, Inc.*	1,155,000	65,546
Identification Control & Filter Devices 1.14%
Donaldson Co., Inc.	46,700	1,641
Parker Hannifin Corp.	605,000	23,456
Total		25,097
Insurance: Multi-Line 2.15%
Aon Corp.	853,400	36,099
Markel Corp.*	32,000	11,227
Total		47,326
Jewelry, Watches & Gemstones 0.41%
Fossil, Inc.*	500,000	9,075
Machinery: Industrial/Specialty 0.50%
Kennametal, Inc.	410,000	8,700
Nordson Corp.	60,000	2,216
Total		10,916
Machinery: Oil Well Equipment & Services 2.47%
CARBO Ceramics, Inc.	213,307	9,230
Halliburton Co.	950,000	18,800
Smith International, Inc.	190,000	6,551
Superior Energy Services, Inc.*	932,500	19,881
Total		54,462
Metal Fabricating 0.21%
Reliance Steel & Aluminum Co.	185,000	4,632

See Notes to Financial Statements.

Schedule of Investments (continued)

ALL VALUE FUND October 31, 2008

Investments	Shares	Value (000)
Milling: Fruit & Grain Processing 4.56%
Archer Daniels Midland Co.	4,850,000	$100,541
Miscellaneous: Consumer Staples 0.81%
Diageo plc ADR	286,100	17,793
Multi-Sector Companies 4.55%
Carlisle Cos., Inc.	1,820,000	42,315
Eaton Corp.	730,000	32,558
Honeywell International, Inc.	610,000	18,574
Teleflex, Inc.	130,000	6,889
Total		100,336
Oil: Crude Producers 2.21%
Chesapeake Energy Corp.	490,000	10,765
Noble Energy, Inc.	52,600	2,726
Petrohawk Energy Corp.*	1,000,000	18,950
XTO Energy, Inc.	455,000	16,357
Total		48,798
Oil: Integrated Domestic 0.51%
EnCana Corp. (Canada)(a)	220,000	11,200
Oil: Integrated International 2.46%
Exxon Mobil Corp.	731,812	54,242
Rental & Leasing Services: Commercial 0.63%
GATX Financial Corp.	484,800	13,841
Restaurants 1.63%
Brinker International, Inc.	960,000	8,928
Darden Restaurants, Inc.	878,500	19,476
Red Robin Gourmet Burgers, Inc.*	157,774	2,397
Sonic Corp.*	475,000	5,083
Total		35,884

Investments	Shares	Value (000)
Retail 4.97%
Costco Wholesale Corp.	825,000	$47,033
Foot Locker, Inc.	685,600	10,023
Kohl's Corp.*	453,900	15,946
Sonic Automotive, Inc. Class A	29,933	154
Wal-Mart Stores, Inc.	650,000	36,276
Total		109,432
Securities Brokerage & Services 0.52%
Charles Schwab Corp. (The)	298,100	5,700
Raymond James Financial, Inc.	250,625	5,837
Total		11,537
Steel 0.52%
Carpenter Technology Corp.	630,006	11,403
Truckers 0.54%
Heartland Express, Inc.	771,691	11,838
Utilities: Electrical 1.55%
Southern Co. (The)	549,500	18,870
Wisconsin Energy Corp.	350,000	15,225
Total		34,095
Utilities: Gas Distributors 2.56%
Spectra Energy Corp.	1,488,000	28,763
UGI Corp.	1,156,200	27,598
Total		56,361
Utilities: Gas Pipelines 2.76%
El Paso Corp.	3,025,033	29,343
Williams Cos., Inc. (The)	1,500,000	31,455
Total		60,798
Total Common Stocks (cost $2,589,599,229)		2,160,456

See Notes to Financial Statements.

Schedule of Investments (concluded)

ALL VALUE FUND October 31, 2008

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.17%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $70,965,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $71,231,119; proceeds: $69,830,391 (cost $69,830,333)	$69,830	$69,830
Total Investments in Securities 101.22% (cost $2,659,429,562)		2,230,286
Liabilities in Excess of Other Assets (1.22%)		(26,875)
Net Assets 100.00%		$2,203,411

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

ALPHA STRATEGY FUND October 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 100.09%
Lord Abbett Developing Growth Fund, Inc. - Class I(a)	7,012,452	$85,762
Lord Abbett Securities Trust - International Opportunities Fund - Class I(b)	11,096,080	83,110
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I(b)	4,545,186	42,316
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I(b)	2,538,118	43,833
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I(c)	3,695,378	44,344
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(b)	4,101,950	88,028
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(b)	4,388,245	43,751
Total Investments in Underlying Funds (cost $635,973,510)		$431,144

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.16%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $710,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $712,663; proceeds: $694,094 (cost $694,094)	$694	$694
Total Investments in Securities 100.25% (cost $636,667,604)		431,838
Liabilities in Excess of Other Assets (0.25%)		(1,092)
Net Assets 100.00%		$430,746

(a)  Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

  (b)  Fund investment objective is long-term capital appreciation.

  (c)  Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL CORE EQUITY FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 94.11%
COMMON STOCKS 93.50%
Australia 2.24%
Biotechnology 1.60%
CSL Ltd.	513,045	$12,477
Coal & Consumable Fuels 0.64%
Centennial Coal Co., Ltd.	2,134,641	5,020
Total Australia		17,497
Belgium 1.53%
Food & Staples Retailing
Delhaize Group	212,396	11,945
Brazil 1.16%
Commercial Banks 0.28%
Unibanco - Uniao de Bancos Brasileiros SA GDR	34,650	2,186
Tobacco 0.88%
Souza Cruz SA	374,400	6,911
Total Brazil		9,097
Canada 0.48%
Metals & Mining
Equinox Minerals Ltd.*	2,918,900	2,591
Teck Cominco Ltd. Class B	113,985	1,135
Total Canada		3,726
Czech Republic 0.36%
Electric Utilities
CEZ AS	65,000	2,846

Investments	Shares	U.S. $ Value (000)
France 7.62%
Capital Markets 0.87%
AXA	354,325	$6,769
Commercial Banks 1.63%
BNP Paribas SA	176,698	12,758
Diversified Telecommunication Services 2.12%
France Telecom SA	655,302	16,524
Media 1.48%
Vivendi SA	440,359	11,511
Oil & Gas 1.52%
GDF Suez	180,350	8,028
TOTAL SA ADR	69,300	3,842
		11,870
Total France		59,432
Germany 10.99%
Automobiles 0.52%
Bayerische Motoren Werke AG	159,381	4,042
Chemicals 0.99%
Linde AG	93,663	7,750
Commodity Chemicals 0.89%
GEA Group AG	486,158	6,981
Diversified Telecommunication Services 2.68%
Deutsche Telekom AG Registered Shares	1,427,272	20,940
Electric Utilities 0.85%
E. On AG	176,271	6,606
Healthcare Equipment & Supplies 3.67%
Bayer AG	179,101	9,804

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL CORE EQUITY FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
Germany (continued)
Fresenius Medical Care AG & Co. KGaA	424,116	$18,789
		28,593
Household Products 1.39%
Henkel KGaA	442,444	10,819
Total Germany		85,731
Greece 1.12%
Commercial Banks 0.46%
National Bank of Greece SA	163,582	3,594
Electric Utilities 0.66%
Public Power Corp. SA	414,664	5,127
Total Greece		8,721
Hong Kong 2.24%
Commercial Banks 0.94%
BOC Hong Kong (Holdings) Ltd.	6,393,500	7,320
Hotels, Restaurants & Leisure 0.05%
Galaxy Entertainment Group Ltd.*	5,442,000	402
Real Estate Management & Development 0.38%
Sino-Ocean Land Holdings Ltd.	10,923,000	2,936
Water Utilities 0.87%
Guangdong Investment Ltd.	22,184,400	6,790
Total Hong Kong		17,448
Israel 1.76%
Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	320,230	13,731

Investments	Shares	U.S. $ Value (000)
Italy 2.70%
Aerospace & Defense 0.99%
Finmeccanica SpA	620,709	$7,698
Electric Utilities 1.71%
Enel SpA	1,994,491	13,344
Total Italy		21,042
Japan 16.57%
Automobiles 1.76%
Honda Motor Co., Ltd.	552,300	13,733
Commercial Banks 0.71%
Sumitomo Mitsui Financial Group, Inc.	1,380	5,532
Diversified Telecommunication Services 1.74%
Nippon Telegraph & Telephone Corp.	3,324	13,564
Electronic Equipment & Instruments 0.43%
IBIDEN Co., Ltd.	177,500	3,320
Household Products 0.57%
Kao Corp.	152,000	4,445
IT Services 1.81%
Nintendo Co., Ltd.	43,914	14,110
Pharmaceuticals 0.96%
Shionogi & Co., Ltd.	441,000	7,506
Real Estate Investment Trusts 0.46%
Nippon Commercial Investment Corp.	4,291	2,641
Nippon Residential Investment Corp.	1,816	977
		3,618
Road & Rail 2.30%
East Japan Railway Co.	2,525	17,968

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL CORE EQUITY FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Semiconductor Equipment & Products 0.07%
Elpida Memory, Inc.*	97,100	$518
Specialty Retail 0.52%
Yamada Denki Co., Ltd.	74,690	4,065
Tobacco 1.14%
Japan Tobacco, Inc.	2,504	8,883
Trading Companies & Distributors 1.61%
Sumitomo Corp.	1,431,800	12,597
Wireless Telecommunication Services 2.49%
KDDI Corp.	3,236	19,389
Total Japan		129,248
Netherlands 1.38%
Diversified Financials 0.39%
ING Groep NV CVA	324,147	3,041
Semiconductor Equipment 0.99%
ASML Holding NV	442,798	7,752
Total Netherlands		10,793
Norway 0.45%
Energy Equipment & Services
Petroleum Geo-Services ASA*	699,280	3,482
Portugal 0.82%
Electric Utilities
EDP - Energias de Portugal SA	1,874,266	6,384
South Africa 1.01%
Metals & Mining
AngloGold Ashanti Ltd. ADR	431,800	7,880

Investments	Shares	U.S. $ Value (000)
South Korea 1.23%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	22,853	$9,635
Spain 3.41%
Air Freight & Couriers 0.69%
Cintra Concesiones de Infraestructuras de Transporte SA	607,320	5,403
Commercial Banks 1.98%
Banco Santander SA	679,800	7,352
Banco Santander SA ADR	753,700	8,095
		15,447
Electrical Equipment 0.37%
Gamesa Corporacion Tecnologica SA	177,722	2,888
Oil & Gas 0.37%
Repsol YPF, SA	149,145	2,836
Total Spain		26,574
Sweden 0.70%
Diversified Telecommunication Services 0.56%
Telefonaktiebolaget LM Ericsson ADR	618,000	4,369
Personal Products 0.14%
Oriflame Cosmetics SA SDR	36,125	1,129
Total Sweden		5,498
Switzerland 10.40%
Capital Markets 0.69%
Credit Suisse Group AG	144,638	5,409

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL CORE EQUITY FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
Switzerland (continued)
Food Products 2.27%
Nestle SA Registered Shares	454,829	$17,687
Heavy Electrical Equipment 0.49%
ABB Ltd.	299,700	3,863
Insurance 1.99%
Swiss Re	115,583	4,820
Zurich Financial Services AG	52,693	10,690
		15,510
Life Sciences Tools & Services 1.36%
Lonza Group AG	127,408	10,574
Pharmaceuticals 3.60%
Novartis AG ADR	170,700	8,704
Roche Holding Ltd. AG	126,621	19,364
		28,068
Total Switzerland		81,111
Taiwan 2.04%
Semiconductors & Semiconductor Equipment
MediaTek, Inc.	602,250	5,393
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,274,555	10,528
Total Taiwan		15,921
Thailand 0.53%
Commercial Banks
Bangkok Bank Public Co., Ltd.	2,051,400	4,144

Investments	Shares	U.S. $ Value (000)
United Kingdom 22.76%
Aerospace & Defense 3.53%
BAE Systems plc	3,230,770	$18,160
Rolls-Royce Group plc*	1,779,713	9,416
		27,576
Airlines 0.61%
easyJet plc*	947,894	4,729
Beverages 3.60%
Diageo plc	1,018,375	15,541
SABMiller plc	792,165	12,583
		28,124
Capital Markets 2.20%
Aviva plc	1,556,408	9,284
Prudential plc	1,565,142	7,862
		17,146
Commercial Banks 0.43%
Barclays plc	1,156,467	3,315
Food & Staples Retailing 1.50%
Tesco plc	2,132,343	11,683
Food Products 0.26%
Premier Foods plc	4,661,652	2,067
Household Products 1.10%
Reckitt Benckiser plc	203,381	8,603
Media 1.53%
Reed Elsevier plc	1,363,426	11,963
Multi-Utilities & Unregulated Power 1.76%
National Grid plc	1,215,780	13,696
Oil & Gas 1.52%
Tullow Oil plc	1,399,902	11,889

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL CORE EQUITY FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Tobacco 2.64%
British American Tobacco plc	355,870	$9,761
Imperial Tobacco Group plc	403,401	10,812
		20,573
Wireless Telecommunication Services 2.08%
Vodafone Group plc	8,437,480	16,231
Total United Kingdom		177,595
Total Common Stocks (cost $1,062,517,133)		729,481
PREFERRED STOCK 0.56%
Brazil
Electric Utilities
Companhia de Transmissao de Energia Electrica Paulista (cost $6,434,293)	230,900	4,370
RIGHTS 0.05%
Italy 0.03%
Aerospace & Defense
Finmeccanica SpA*	544,653	222
United Kingdom 0.02%
Aerospace & Defense
Rolls-Royce Group plc*	101,799,583	164
Total Rights (cost $161,810)		386
Total Long-Term Investments (cost $1,069,113,236)		734,237

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 6.21%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $49,190,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $49,374,463; proceeds: $48,403,748 (cost $48,403,708)	$48,404	$48,404
Total Investments in Securities 100.32% (cost $1,117,516,944)		782,641
Liabilities in Excess of Foreign Cash and Other Assets (0.32%)		(2,466)
Net Assets 100.00%		$780,175

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  SDR  Swedish Depositary Receipt.

  *  Non-income producing security.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.48%
COMMON STOCKS 94.80%
Australia 8.98%
Air Transportation 2.31%
Macquarie Airports	928,155	$1,320
Qantas Airways Ltd.	505,532	821
		2,141
Beverages 1.62%
Coca-Cola Amatil Ltd.	278,431	1,503
Coal 0.70%
Centennial Coal Co., Ltd.	275,703	648
Food 2.12%
Goodman Fielder Ltd.	1,768,860	1,963
Gaming 0.72%
Tabcorp Holdings Ltd.	145,723	668
Utilities 1.51%
DUET Group	880,284	1,405
Total Australia		8,328
Brazil 1.32%
Electric Power 0.50%
Companhia Energetica de Minas Gerais ADR	30,600	465
Tobacco 0.82%
Souza Cruz SA	41,100	759
Total Brazil		1,224
Canada 6.73%
Drugs 1.03%
Biovail Corp.	111,700	961

Investments	Shares	U.S. $ Value (000)
Financial Services 0.72%
CI Financial Income Fund Unit	46,000	$668
Financial: Miscellaneous 0.93%
Yellow Pages Income Fund Unit	118,400	860
Oil: Crude Producers 0.59%
Penn West Energy Trust Unit	30,430	543
Oil: Integrated Domestic 0.60%
Enerplus Resources Fund Unit	20,920	559
Telecommunications 2.86%
Bell Aliant Regional Communications Income Fund Unit	133,002	2,649
Total Canada		6,240
Chile 1.36%
Banks: Regional
Banco de Chile ADR	40,000	1,264
Czech Republic 2.14%
Telecommunications 1.43%
Telefonica O2 Czech Republic AS	61,637	1,328
Utilities: Electrical 0.71%
CEZ AS	14,992	656
Total Czech Republic		1,984
France 11.45%
Automotive 0.28%
Renault SA	8,600	264
Banks: Money Center 1.32%
BNP Paribas SA	16,983	1,226

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
France (continued)
Broadcasting 1.24%
Societe Television Francaise 1	89,735	$1,151
Conglomerates 1.67%
Vivendi SA	59,117	1,545
Insurance 0.89%
AXA	43,327	828
Office Furniture & Business Equipment 1.49%
Neopost SA	16,531	1,384
Oil: Integrated International 1.64%
TOTAL SA ADR	27,400	1,519
Publishing 0.79%
PagesJaunes Groupe	77,040	730
Telephone-Long Distance 2.13%
France Telecom SA	78,131	1,970
Total France		10,617
Germany 4.20%
Automotive 0.78%
Bayerische Motoren Werke AG	28,495	723
Banks: Money Center 0.23%
Deutsche Bank AG	5,635	210
Business Services 0.47%
Deutsche Post AG	40,114	440
Telecommunications 2.72%
Deutsche Telekom AG Registered Shares	171,587	2,517
Total Germany		3,890

Investments	Shares	U.S. $ Value (000)
Greece 1.71%
Gaming
OPAP SA	72,673	$1,587
Hong Kong 4.82%
Banks: Regional 0.93%
BOC Hong Kong (Holdings) Ltd.	752,500	862
Diversified 1.25%
Guangdong Investment Ltd.	3,796,000	1,162
Miscellaneous 0.49%
COSCO Pacific Ltd.	646,000	458
Telecommunications Equipment 1.93%
VTech Holdings Ltd.	480,000	1,788
Transportation: Miscellaneous 0.22%
Pacific Basin Shipping Ltd.	375,000	201
Total Hong Kong		4,471
Ireland 0.67%
Financial Services
Allied Irish Banks plc	117,118	624
Italy 5.49%
Broadcasting 0.86%
Mediaset SpA	146,675	797
Electric Power 2.20%
Enel SpA	304,120	2,035
Oil: Integrated International 2.43%
Eni SpA ADR	46,900	2,253
Total Italy		5,085

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
Japan 6.04%
Auto Parts: Original Equipment 1.30%
Nissan Motor Co., Ltd.	243,000	$1,207
Miscellaneous 1.62%
Sumitomo Corp.	170,600	1,501
Real Estate Investment Trusts 0.45%
Nippon Commercial Investment Corp.	519	319
Nippon Residential Investment Corp.	175	94
		413
Telecommunications 1.25%
NTT DoCoMo, Inc.	729	1,156
Toys 1.42%
Nintendo Co., Ltd.	4,100	1,317
Total Japan		5,594
Malaysia 0.86%
Financial Services
Public Bank Berhad	336,600	800
Mexico 1.52%
Health & Personal Care
Kimberly Clark de Mexico SAB de CV	433,400	1,411
Netherlands 0.25%
Financial Services
ING Groep NV CVA	24,543	230
New Zealand 0.95%
Construction/Home Building
Fletcher Building Ltd.	259,210	880

Investments	Shares	U.S. $ Value (000)
Poland 0.76%
Banks: Regional
Bank Pekao SA	15,516	$706
Portugal 1.06%
Electric Power
EDP - Energias de Portugal SA	288,733	983
Singapore 1.88%
Air Transportation 1.36%
Singapore Airlines Ltd.	165,000	1,264
Oil 0.52%
Singapore Petroleum Co., Ltd.	335,000	478
Total Singapore		1,742
South Korea 0.29%
Financial Services
Daishin Securities Co., Ltd.	24,540	272
Spain 3.12%
Banks: Money Center 1.37%
Banco Santander SA ADR	118,600	1,274
Broadcasting 1.75%
Gestevision Telecinco SA	201,912	1,621
Total Spain		2,895
Sweden 1.89%
Construction/Home Building 1.35%
Skanska AB	141,948	1,247
Telecommunications Equipment 0.54%
Telefonaktiebolaget LM Ericsson ADR	70,700	500
Total Sweden		1,747

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
Switzerland 2.62%
Insurance
Swiss Re	16,279	$679
Zurich Financial Services AG	8,600	1,745
Total Switzerland		2,424
Taiwan 2.66%
Computer Hardware 0.60%
Wistron Corp.	706,754	559
Electronics: Semi-Conductors/Components 2.06%
MediaTek, Inc.	66,290	594
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	159,120	1,314
		1,908
Total Taiwan		2,467
United Kingdom 22.03%
Banks: Money Center 2.07%
Barclays plc	96,476	276
HSBC Holdings plc	113,023	1,339
Lloyds TSB Group plc	93,076	301
		1,916
Beverages 1.95%
Diageo plc	118,250	1,805
Drugs 4.39%
AstraZeneca plc	39,204	1,661
GlaxoSmithKline plc ADR	62,200	2,407
		4,068
Electric Power 1.76%
National Grid plc	144,491	1,628

Investments	Shares	U.S. $ Value (000)
Environmental Services 2.40%
Imperial Tobacco Group plc	82,914	$2,222
Financial Services 1.52%
Provident Financial plc	110,687	1,411
Food 0.50%
Premier Foods plc	1,052,899	467
Household Equipment/Products 0.99%
Unilever plc	40,782	916
Insurance 1.37%
Aviva plc	212,164	1,266
Oil: Integrated International 1.58%
BP plc	180,200	1,469
Telecommunications 2.06%
Vodafone Group plc	994,217	1,913
Tobacco 1.44%
British American Tobacco plc	48,836	1,340
Total United Kingdom		20,421
Total Common Stocks (cost $117,259,825)		87,886
PREFERRED STOCK 0.68%
Brazil
Electric Power
Companhia de Transmissao de Energia Electrica Paulista (cost $984,683)	33,300	630
Total Long-Term Investments (cost $118,244,508)		88,516

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL DIVIDEND INCOME FUND October 31, 2008

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENTS 4.50%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $4,245,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $4,260,919; proceeds: $4,175,484 (cost $4,175,481)	$4,175	$4,175
Total Investments in Securities 99.98% (cost $122,419,989)		92,691
Foreign Cash and Other Assets in Excess of Liabilities 0.02%		15
Net Assets 100.00%		$92,706

  ADR  American Depositary Receipt.

  Unit  More than one class of securities traded together.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL OPPORTUNITIES FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 91.97%
COMMON STOCKS 90.78%
Australia 4.41%
Mining & Metals 1.99%
Lihir Gold Ltd.*	1,889,703	$2,358
OZ Minerals Ltd.	2,867,426	1,801
		4,159
Non-Oil Energy 0.73%
Felix Resources Ltd.	192,431	1,531
Oil & Gas 0.55%
Centennial Coal Co., Ltd.	490,648	1,154
Utilities & Infrastructure 1.14%
DUET Group	1,492,682	2,382
Total Australia		9,226
Brazil 1.43%
Diversified Consumer Non-Cyclicals 1.23%
Souza Cruz SA	139,400	2,573
Retail 0.20%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA*	226,605	417
Total Brazil		2,990
Canada 0.67%
Chemicals 0.11%
Phoscan Chemical Corp.*	883,984	238
Mining & Metals 0.56%
Equinox Minerals Ltd.*	1,314,100	1,167

Investments	Shares	U.S. $ Value (000)
Oil & Gas 0.00%
OPTI Canada, Inc.*	89	$—	(a)
Total Canada		1,405
China 1.49%
Diversified Consumer Non-Cyclicals 0.50%
Celestial NutriFoods Ltd.	3,953,584	1,055
Diversified Technology 0.99%
China Security & Surveillance Technology, Inc.*	197,437	2,067
Total China		3,122
Egypt 0.56%
Autos & Auto Parts
Ghabbour Auto*	371,925	1,161
France 5.03%
Communications Equipment 1.66%
Gemalto NV*	123,593	3,463
Computer Software 0.40%
Dassault Systemes SA	20,428	846
Engineering & Capital Goods 1.72%
Neopost SA	42,927	3,594
Media 1.25%
Ipsos SA	104,078	2,616
Total France		10,519
Germany 12.08%
Aerospace & Defense 1.56%
Rheinmetall AG	107,273	3,267

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
Germany (continued)
Chemicals 3.51%
K+S AG	35,721	$1,384
Symrise GmbH & Co. AG	247,127	3,013
Wacker Chemie AG	27,312	2,952
		7,349
Diversified Industrial Goods & Services 0.37%
Hamburger Hafen und Logistik AG	22,560	766
Diversified Technology 0.02%
Qimonda AG ADR*	187,400	44
Electrical Equipment 0.42%
Tognum AG	79,067	874
General Manufacturing & Services 2.44%
Gerresheimer AG	147,892	5,097
Healthcare Products & Supplies 3.03%
Fresenius Medical Care AG & Co. ADR	140,500	6,334
Mining & Metals 0.73%
Kloeckner & Co. SE	106,857	1,535
Total Germany		25,266
Greece 1.17%
Consumer Durables 0.53%
Jumbo SA	108,569	1,102
Non-Property Financials 0.64%
Alpha Bank AE	92,402	1,349
Total Greece		2,451
Hong Kong 1.74%
Consumer Durables 0.12%
Playmates Holdings Ltd.	1,693,800	258

Investments	Shares	U.S. $ Value (000)
General Manufacturing & Services 0.75%
Lonking Holdings Ltd.	3,878,000	$1,563
Leisure & Recreation 0.27%
Rexcapital Financial Holdings Ltd.*	30,625,000	566
Property Services 0.60%
Sino-Ocean Land Holdings Ltd.	4,657,000	1,252
Total Hong Kong		3,639
Indonesia 0.34%
Property (Excluding Services)
PT Bakrieland Development Tbk*	42,321,000	292
PT Ciputra Development Tbk*	19,182,944	427
Total Indonesia		719
Ireland 1.86%
Consumer Durables 0.01%
Waterford Wedgwood plc Unit*	24,347,187	31
Non-Property Financials 1.20%
Allied Irish Banks plc	289,349	1,541
Irish Life & Permanent plc	281,383	963
		2,504
Oil & Gas 0.65%
Dragon Oil plc*	524,723	1,358
Total Ireland		3,893
Italy 10.94%
Diversified Financials 1.64%
Azimut Holding SpA	596,435	3,423

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
Italy (continued)
Food & Drink 2.87%
Davide Campari- Milano SpA	859,056	$5,996
Surface Transportation 1.86%
Ansaldo STS SpA	304,515	3,901
Utilities & Infrastructure 4.57%
Hera SpA	2,170,561	4,785
Terna-Rete Elettrica Nationale SpA	1,483,457	4,784
		9,569
Total Italy		22,889
Japan 20.60%
Chemicals 1.78%
Sumitomo Chemical Co., Ltd.	708,000	2,166
ZEON Corp.	540,000	1,551
		3,717
Computer Software 1.86%
Capcom Co., Ltd.	174,300	3,886
Diversified Financials 0.10%
Nippon Residential Investment Corp. REIT	389	209
Diversified Technology 0.94%
SUMCO Corp.	180,900	1,959
Electronics 1.48%
Elpida Memory, Inc.*	160,600	856
IBIDEN Co., Ltd.	120,000	2,245
		3,101
General Manufacturing & Services 1.70%
FP Corp.	101,000	3,545

Investments	Shares	U.S. $ Value (000)
Healthcare Products & Supplies 3.67%
Hogy Medical Co., Ltd.	56,400	$3,115
Mediceo Paltac Holdings Co., Ltd.	160,800	1,742
Shionogi & Co., Ltd.	166,000	2,825
		7,682
Non-Property Financials 1.97%
Kabu.com Securities Co., Ltd.	3,994	4,129
Property Services 0.13%
Nippon Commercial Investment Corp. REIT	444	273
Retail 4.99%
Isetan Mitsukoshi Holdings Ltd.*	243,808	2,297
Nitori Co., Ltd.	70,400	4,411
Yamada Denki Co., Ltd.	68,630	3,736
		10,444
Telecommunications Services 1.98%
Okinawa Cellular Telephone Co.	2,355	4,135
Total Japan		43,080
Mexico 0.45%
Diversified Financials
Desarrolladora Homex SA de CV ADR*	40,200	936
Netherlands 0.44%
Electrical Equipment
Draka Holding NV	76,491	924
Norway 0.93%
Chemicals 0.28%
Yara International ASA	28,440	594

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
Norway (continued)
Diversified Energy 0.05%
Electromagnetic Geo Services ASA*	120,168	$107
Diversified Transportation 0.60%
Songa Offshore ASA*	345,138	1,246
Total Norway		1,947
Philippines 0.84%
Property Services
Megaworld Corp.	108,063,000	1,746
Spain 6.64%
Electrical Equipment 1.05%
Gamesa Corporacion Tecnologica SA	134,470	2,205
Food & Drink 1.90%
Ebro Puleva SA	100,847	1,311
Viscofan SA	154,769	2,662
		3,973
General Manufacturing & Services 1.25%
Prosegur Compania de Seguridad SA	91,838	2,609
Oil & Gas 2.44%
Enagas SA	260,747	5,094
Total Spain		13,881
Switzerland 4.92%
Chemicals 3.07%
Lonza Group AG	28,334	2,352
Syngenta AG	21,788	4,073
		6,425
Diversified Financials 1.48%
EFG International AG	143,501	3,089

Investments	Shares	U.S. $ Value (000)
Property (Excluding Services) 0.37%
Orascom Development Holding AG*	26,846	$772
Total Switzerland		10,286
Taiwan 0.43%
Computer Hardware 0.29%
Acer, Inc.	461,087	595
Diversified Technology 0.14%
Powerchip Semiconductor Corp.*	2,556,000	299
Total Taiwan		894
Thailand 0.42%
Banks & Financial Services
Bangkok Bank Public Co., Ltd.	439,274	887
Turkey 0.40%
Banks & Financial Services
Turkiye Is Bankasi AS GDR	295,680	841
United Kingdom 12.99%
Aerospace & Defense 1.97%
Cobham plc	1,357,370	4,125
Air Transportation 1.62%
easyJet plc*	679,563	3,390
Diversified Financials 1.10%
BlueBay Asset Management plc	708,495	2,301
Engineering & Construction 1.71%
Babcock International Group plc	571,217	3,574

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2008

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Food & Drink 1.96%
Britvic plc	1,032,951	$3,794
New Britain Palm Oil Ltd.	95,579	303
		4,097
General Manufacturing & Services 1.51%
Intertek Group plc	266,875	3,161
Non-Property Financials 0.64%
Schroders plc	104,502	1,340
Oil & Gas 1.88%
Ceres Power Holdings plc*	321,690	353
Max Petroleum plc*	3,333,355	720
Salamander Energy plc*	220,191	611
Tullow Oil plc	263,047	2,234
		3,918
Retail 0.60%
Marks & Spencer Group plc	355,614	1,261
Total United Kingdom		27,167
Total Common Stocks (cost $304,537,475)		189,869
PREFERRED STOCK 1.19%
Brazil
Utilities & Infrastructure
Companhia de Transmissao de Energia Electrica Paulista (cost $3,526,547)	131,237	2,483
Total Long-Term Investments (cost $308,064,022)		192,352

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 6.59%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $14,015,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $14,067,556; proceeds: $13,788,282 (cost $13,788,271)	$13,788	$13,788
Total Investments 98.56% (cost $321,852,293)		206,140
Foreign Cash and Other Assets in Excess Liabilites 1.44%		3,010
Net Assets 100.00%		$209,150

  ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

REIT  Real Estate Investment Trust.

Unit  More than one class of securities traded together.

*  Non-income producing security.

(a)  Amount is less than $1,000.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

LARGE CAP VALUE FUND October 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 97.61%
Air Transportation 2.20%
Delta Air Lines, Inc.*	90,371	$992
Banks 18.35%
Bank of America Corp.	11,260	272
BB&T Corp.	8,470	304
Fifth Third Bancorp	38,670	420
JPMorgan Chase & Co.	61,981	2,557
KeyCorp	7,160	88
M&T Bank Corp.	8,190	664
Marshall & Ilsley Corp.	6,320	114
PNC Financial Services Group, Inc. (The)	15,380	1,025
SunTrust Banks, Inc.	19,960	801
Wells Fargo & Co.	59,490	2,026
Total		8,271
Beverage: Soft Drinks 1.66%
Coca-Cola Enterprises, Inc.	74,231	746
Biotechnology Research & Production 2.52%
Amgen, Inc.*	14,690	880
Genzyme Corp.*	3,520	257
Total		1,137
Building Materials 0.48%
Masco Corp.	21,231	216
Cable Television Services 0.63%
Comcast Corp. Class A	17,990	284
Chemicals 0.15%
E.I. du Pont de Nemours & Co.	2,050	66
Communications & Media 0.61%
Time Warner, Inc.	27,191	274
Communications Technology 1.22%
Juniper Networks, Inc.*	5,210	98

Investments	Shares	Value (000)
QUALCOMM, Inc.	11,810	$452
Total		550
Computer Services, Software & Systems 4.01%
Adobe Systems, Inc.*	6,470	172
Microsoft Corp.	35,670	797
Oracle Corp.*	45,821	838
Total		1,807
Computer Technology 1.02%
Hewlett-Packard Co.	12,040	461
Copper 0.44%
Freeport-McMoRan Copper & Gold, Inc.	6,840	199
Diversified Financial Services 10.65%
Bank of New York Mellon Corp. (The)	61,074	1,991
Goldman Sachs Group, Inc. (The)	9,410	870
Merrill Lynch & Co., Inc.	95,951	1,784
MetLife, Inc.	4,700	156
Total		4,801
Drug & Grocery Store Chains 2.20%
Kroger Co. (The)	36,066	990
Drugs & Pharmaceuticals 6.30%
Abbott Laboratories	20,160	1,112
AstraZeneca plc ADR	5,710	242
Johnson & Johnson	3,250	199
Pfizer, Inc.	22,991	407
Teva Pharmaceutical Industries Ltd. ADR	20,480	878
Total		2,838
Electronics: Semi-Conductors/ Components 0.49%
Avnet, Inc.*	3,760	63
Intel Corp.	9,780	156
Total		219

See Notes to Financial Statements.

Schedule of Investments (continued)

LARGE CAP VALUE FUND October 31, 2008

Investments	Shares	Value (000)
Finance Companies 1.89%
Capital One Financial Corp.	21,721	$850
Financial Data Processing Services & Systems 0.85%
Western Union Co.	25,051	382
Financial Information Services 0.71%
Moody's Corp.	12,580	322
Foods 3.35%
General Mills, Inc.	3,230	219
Kraft Foods, Inc. Class A	33,996	991
SYSCO Corp.	11,480	301
Total		1,511
Healthcare Management Services 0.09%
UnitedHealth Group, Inc.	1,710	41
Insurance: Multi-Line 2.94%
ACE Ltd. (Switzerland)(a)	4,710	270
Aon Corp.	23,671	1,001
CIGNA Corp.	3,320	54
Total		1,325
Leisure Time 0.99%
Carnival Corp. Unit	17,500	445
Machinery: Oil Well Equipment & Services 1.51%
Halliburton Co.	16,591	328
Schlumberger Ltd.	6,798	351
Total		679
Medical & Dental Instruments & Supplies 2.88%
Boston Scientific Corp.*	93,201	842
Covidien Ltd.	10,350	458
Total		1,300
Milling: Fruit & Grain Processing 2.20%
Archer Daniels Midland Co.	47,761	990

Investments	Shares	Value (000)
Multi-Sector Companies 4.54%
Eaton Corp.	13,592	$606
General Electric Co.	73,881	1,441
Total		2,047
Oil: Crude Producers 0.35%
XTO Energy, Inc.	4,430	159
Oil: Integrated Domestic 0.17%
Hess Corp.	1,250	75
Oil: Integrated International 3.93%
Chevron Corp.	6,510	486
Exxon Mobil Corp.	17,322	1,284
Total		1,770
Recreational Vehicles & Boats 0.38%
Harley-Davidson, Inc.	7,080	173
Rental & Leasing Services: Consumer 1.42%
Hertz Global Holdings, Inc.*	89,321	642
Restaurants 0.30%
Starbucks Corp.*	10,100	133
Retail 10.10%
Best Buy Co., Inc.	16,720	448
Home Depot, Inc. (The)	35,321	833
HSN, Inc.*	19,967	123
IAC/InterActiveCorp.*	16,112	270
J.C. Penney Co., Inc.	18,540	443
Kohl's Corp.*	20,190	709
Staples, Inc.	10,350	201
Target Corp.	8,890	357
Wal-Mart Stores, Inc.	20,920	1,168
Total		4,552
Securities Brokerage & Services 2.18%
Charles Schwab Corp. (The)	5,960	114
Franklin Resources, Inc.	9,840	669

See Notes to Financial Statements.

Schedule of Investments (concluded)

LARGE CAP VALUE FUND October 31, 2008

Investments	Shares	Value (000)
Securities Brokerage & Services (continued)
TD Ameritrade Holding Corp.*	15,011	$199
Total		982
Services: Commercial 0.81%
Waste Management, Inc.	11,720	366
Textiles Apparel Manufacturers 0.92%
J. Crew Group, Inc.*	20,441	414
Tobacco 0.43%
Altria Group, Inc.	10,160	195
Utilities: Gas Pipelines 0.42%
El Paso Corp.	19,390	188
Utilities: Telecommunications 1.32%
AT&T, Inc.	22,144	593
Total Common Stocks (cost $55,161,283)		43,985
	Principal Amount (000)
SHORT-TERM INVESTMENT 2.56%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $1,175,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $1,179,406; proceeds: $1,151,673 (cost $1,151,672)	$1,151	1,151
Total Investments in securities 100.17% (cost $56,312,955)		45,136
Liabilities in Excess of Other Assets (0.17%)		(75)
Net Assets 100.00%		$45,061

  ADR  American Depositary Receipt.

Unit  More than one class of securities traded together.

*  Non income-producing security.

(a)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

VALUE OPPORTUNITIES FUND October 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 93.07%
Aerospace 3.49%
Alliant Techsystems, Inc.*	75,820	$6,258
Curtiss-Wright Corp.	80,200	2,960
Total		9,218
Air Transportation 1.01%
Bristow Group, Inc.*	108,252	2,681
Auto Components 1.01%
Gentex Corp.	278,000	2,666
Auto Parts: Original Equipment 0.86%
Autoliv, Inc. (Sweden)(a)	106,089	2,266
Banks 8.77%
Bank of Hawaii Corp.	43,021	2,182
Commerce Bancshares, Inc.	84,770	4,008
Cullen/Frost Bankers, Inc.	87,693	4,908
First Horizon National Corp.	370,356	4,411
KeyCorp	298,581	3,652
Signature Bank*	68,010	2,216
TCF Financial Corp.	102,456	1,817
Total		23,194
Beverage: Distillers 0.38%
Brown-Forman Corp.	21,948	996
Biotechnology Research & Production 4.12%
Biogen Idec, Inc.*	99,600	4,238
Charles River Laboratories International, Inc.*	36,300	1,301
Martek Biosciences Corp.*	80,801	2,410
OSI Pharmaceuticals, Inc.*	77,800	2,952
Total		10,901
Building: Materials 0.41%
Quanex Building Products Corp.	119,026	1,090

Investments	Shares	Value (000)
Chemicals 3.74%
Albemarle Corp.	124,920	$3,042
Cytec Industries, Inc.	111,807	3,166
EnerSys*	149,154	1,972
Sigma-Aldrich Corp.	38,837	1,703
Total		9,883
Communications Technology 1.27%
Anixter International, Inc.*	48,259	1,622
L-3 Communications Holdings, Inc.	21,300	1,729
Total		3,351
Computer Services, Software & Systems 5.72%
Amdocs Ltd.*	164,198	3,704
Macrovision Solutions Corp.*	325,977	3,612
Sapient Corp.*	761,027	4,178
SRA International, Inc. Class A*	195,500	3,613
Total		15,107
Computer Technology 1.04%
Intermec, Inc.*	211,200	2,739
Consumer Products 0.34%
International Flavors & Fragrances, Inc.	28,400	905
Containers & Packaging: Metal & Glass 2.01%
Silgan Holdings, Inc.	114,081	5,309
Containers & Packaging: Paper & Plastic 3.50%
Bemis Co., Inc.	170,300	4,230
Pactiv Corp.*	212,600	5,009
Total		9,239
Diversified Manufacturing 1.05%
Hexcel Corp.*	209,617	2,767

See Notes to Financial Statements.

Schedule of Investments (continued)

VALUE OPPORTUNITIES FUND October 31, 2008

Investments	Shares	Value (000)
Diversified Production 1.52%
ITT Corp.	90,100	$4,010
Drugs & Pharmaceuticals 3.34%
Medicines Co. (The)*	123,200	2,147
Onyx Pharmaceuticals, Inc.*	93,800	2,531
Watson Pharmaceuticals, Inc.*	158,900	4,159
Total		8,837
Electronics: Semi-Conductors/ Components 0.92%
Microsemi Corp.*	111,600	2,426
Electronics: Technology 0.74%
PerkinElmer, Inc.	108,900	1,954
Engineering & Contracting Services 0.81%
URS Corp.*	73,050	2,147
Financial Data Processing Services & Systems 3.96%
Fiserv, Inc.*	134,959	4,502
Global Payments, Inc.	88,322	3,578
Lender Processing Services, Inc.	103,300	2,383
Total		10,463
Financial: Miscellaneous 0.96%
Financial Federal Corp.	109,109	2,526
Foods 5.23%
Hormel Foods Corp.	111,800	3,159
J.M. Smucker Co. (The)	119,500	5,325
McCormick & Co., Inc.	25,300	852
Ralcorp Holdings, Inc.*	39,400	2,667
Tyson Foods, Inc. Class A	207,891	1,817
Total		13,820
Healthcare Facilities 1.92%
DaVita, Inc.*	46,000	2,611

Investments	Shares	Value (000)
Quest Diagnostics, Inc.	52,400	$2,452
Total		5,063
Healthcare Management Services 0.86%
Healthspring, Inc.*	137,600	2,273
Identification Control & Filter Devices 0.41%
IDEX Corp.	46,845	1,086
Insurance: Multi-Line 0.58%
Markel Corp.*	4,398	1,543
Insurance: Property-Casualty 2.06%
HCC Insurance Holdings, Inc.	247,320	5,456
Machinery: Oil Well Equipment & Services 3.54%
BJ Services Co.	177,800	2,285
CARBO Ceramics, Inc.	92,610	4,007
Complete Production Services, Inc.*	79,900	990
Superior Energy Services, Inc.*	97,300	2,074
Total		9,356
Miscellaneous: Materials & Processing 0.70%
Rogers Corp.*	61,871	1,862
Multi-Sector Companies 4.06%
Carlisle Cos., Inc.	284,730	6,620
Teleflex, Inc.	77,800	4,123
Total		10,743
Oil: Crude Producers 0.94%
Forest Oil Corp.*	16,100	470
Petrohawk Energy Corp.*	68,400	1,296
St. Mary Land & Exploration Co.	28,764	716
Total		2,482

See Notes to Financial Statements.

Schedule of Investments (concluded)

VALUE OPPORTUNITIES FUND October 31, 2008

Investments	Shares	Value (000)
Real Estate Investment Trusts 0.90%
EastGroup Properties, Inc.	70,900	$2,374
Restaurants 1.79%
Brinker International, Inc.	65,286	607
Darden Restaurants, Inc.	62,200	1,379
Jack in the Box, Inc.*	92,400	1,857
McCormick & Schmick's Seafood Restaurants, Inc.*	179,327	877
Total		4,720
Retail 4.03%
Genesco, Inc.*	140,239	3,479
Pantry, Inc. (The)*	325,675	7,172
Total		10,651
Services: Commercial 1.97%
Tetra Tech, Inc.*	160,900	3,538
Waste Connections, Inc.*	49,100	1,662
Total		5,200
Shipping 0.94%
UTi Worldwide, Inc.	212,100	2,494
Shoes 0.85%
Finish Line, Inc. (The)	235,840	2,257
Steel 0.46%
Carpenter Technology Corp.	67,076	1,214
Telecommunications Equipment 1.23%
Polycom, Inc.*	155,000	3,257
Truckers 1.37%
Heartland Express, Inc.	236,729	3,632
Utilities: Electrical 4.18%
Avista Corp.	112,490	2,234
Cleco Corp.	103,000	2,370
IDACORP, Inc.	43,300	1,154
Wisconsin Energy Corp.	121,883	5,302
Total		11,060

Investments	Shares	Value (000)
Utilities: Gas Distributors 4.08%
New Jersey Resources Corp.	52,498	$1,955
Piedmont Natural Gas Co., Inc.	144,575	4,760
UGI Corp.	169,970	4,057
Total		10,772
Total Common Stocks (cost $302,824,031)		245,990
	Principal Amount (000)
SHORT-TERM INVESTMENT 6.61%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $17,760,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $17,826,600; proceeds: $17,472,758 (cost $17,472,743)	$17,473	17,473
Total Investments in Securities 99.68% (cost $320,296,774)		263,463
Cash and Other Assets in Excess of Liabilities 0.32%		848
Net Assets 100.00%		$264,311

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2008

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
ASSETS:
Investments in securities, at cost	$2,659,429,562	$636,667,604	$1,117,516,944	$122,419,989	$321,852,293	$56,312,955	$320,296,774
Investments in securities, at value	$2,230,286,027	$431,838,188	$782,641,404	$92,690,953	$206,140,481	$45,136,216	$263,462,950
Cash	–	–	129,570	13,031	344,465	–	500,500
Foreign cash, at value (cost $0, $0, $13,884,404, $4,063,362, $4,911,809, $0 and $0, respectively)	–	–	13,566,397	3,988,253	4,692,304	–	–
Due from broker	–	–	1,583,496	–	–	–	–
Receivables:
Interest and dividends	2,539,734	–	3,933,229	300,810	635,159	67,092	82,466
Investment securities sold	10,455,577	318,516	20,712,340	651,585	3,169,496	76,914	5,124,760
Capital shares sold	5,704,625	1,091,094	806,848	580,317	125,245	52,246	1,197,048
From affiliates (See Note 3)	–	395,795	–	50,455	–	13,904	61,036
Prepaid expenses and other assets	131,321	31,010	–	30,155	12,810	21,487	33,519
Total assets	2,249,117,284	433,674,603	823,373,284	98,305,559	215,119,960	45,367,859	270,462,279
LIABILITIES:
Payables:
Investment securities purchased	36,615,637	–	39,341,412	5,381,651	5,300,225	78,568	5,155,091
Capital shares reacquired	4,934,159	2,300,217	2,121,611	–	118,205	110,497	507,194
Management fee	994,038	–	493,398	58,707	134,421	13,713	159,127
12b-1 distribution fees	1,451,548	289,758	422,494	3,549	71,839	14,744	126,097
Fund administration	73,425	–	26,307	3,131	7,124	1,371	8,487
Trustees' fees	442,371	39,293	87,992	1,065	41,234	6,191	12,083
To affiliates (See Note 3)	39,463	–	67,802	66,806	104,277	–	60,341
Accrued expenses and other liabilities	1,155,366	299,049	636,881	84,370	192,189	81,295	122,476
Total liabilities	45,706,007	2,928,317	43,197,897	5,599,279	5,969,514	306,379	6,150,896
NET ASSETS	$2,203,411,277	$430,746,286	$780,175,387	$92,706,280	$209,150,446	$45,061,480	$264,311,383
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,665,804,334	$608,247,278	$1,297,589,047	$143,244,182	$407,015,388	$62,937,414	$345,760,476
Undistributed (distributions in excess of) net investment income	9,068,841	(39,293)	18,373,704	(1,065)	1,476,204	619,782	536,169
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(42,318,363)	27,367,717	(200,398,447)	(20,735,818)	(83,450,812)	(7,318,977)	(25,151,438)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(429,143,535)	(204,829,416)	(335,388,917)	(29,801,019)	(115,890,334)	(11,176,739)	(56,833,824)
Net Assets	$2,203,411,277	$430,746,286	$780,175,387	$92,706,280	$209,150,446	$45,061,480	$264,311,383

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

October 31, 2008

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Net assets by class:
Class A Shares	$1,512,311,911	$257,398,128	$527,566,756	$9,075,143	$67,815,241	$21,009,526	$117,991,635
Class B Shares	$169,131,140	$31,192,948	$39,604,436	–	$14,192,488	$2,549,236	$14,238,766
Class C Shares	$419,157,230	$122,504,164	$95,496,124	$177,462	$15,296,908	$4,265,679	$48,837,432
Class F Shares	$8,995,044	$6,845,174	$1,869,204	$27,973	$121,324	$26,949	$4,157,274
Class I Shares	$54,482,842	$8,293,216	$113,975,445	$83,412,902	$110,837,566	$17,199,068	$74,335,125
Class P Shares	$24,710,715	–	$1,135,358	–	$833,960	$11,022	$2,904,741
Class R2 Shares	$319,120	$563,678	$5,479	$6,399	$30,801	–	$32,746
Class R3 Shares	$14,303,275	$3,948,978	$522,585	$6,401	$22,158	–	$1,813,664
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	170,801,546	16,525,753	60,769,349	1,443,026	9,303,738	2,478,029	11,900,790
Class B Shares	19,941,562	2,087,714	4,659,396	–	2,051,551	307,166	1,462,381
Class C Shares	49,619,232	8,251,889	11,230,974	28,263	2,223,544	513,842	5,016,362
Class F Shares	1,016,773	439,378	215,465	4,447	16,672	3,183	419,389
Class I Shares	6,109,939	529,229	13,003,114	13,252,539	14,808,839	2,013,570	7,451,065
Class P Shares	2,823,710	–	131,587	–	113,328	1,297	293,964
Class R2 Shares	36,184	36,335	630.493	1,016	4,252	–	3,318
Class R3 Shares	1,621,792	254,299	60,439	1,016	3,048	–	183,672
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$8.85	$15.58	$8.68	$6.29	$7.29	$8.48	$9.91
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75%)	$9.39	$16.53	$9.21	$6.67	$7.73	$9.00	$10.51
Class B Shares–Net asset value	$8.48	$14.94	$8.50	–	$6.92	$8.30	$9.74
Class C Shares–Net asset value	$8.45	$14.85	$8.50	$6.28	$6.88	$8.30	$9.74
Class F Shares–Net asset value	$8.85	$15.58	$8.68	$6.29	$7.28	$8.47	$9.91
Class I Shares–Net asset value	$8.92	$15.67	$8.77	$6.29	$7.48	$8.54	$9.98
Class P Shares–Net asset value	$8.75	–	$8.63	–	$7.36	$8.50	$9.88
Class R2 Shares–Net asset value	$8.82	$15.51	$8.69	$6.30	$7.24	–	$9.87
Class R3 Shares–Net asset value	$8.82	$15.53	$8.65	$6.30	$7.27	–	$9.87

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Operations

For the Year Ended October 31, 2008

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Dividend Income Fund*	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $156,834, $0, 3,595,790, $272,518, $553,539, $3,148 $ and $0, respectively)	$48,224,262	$1,430,368	$41,703,822	$2,842,393	$7,511,171	$1,179,134	$4,453,126
Interest and other	2,581,576	11,338	1,416,509	56,220	364,267	20,851	628,538
Total investment income	50,805,838	1,441,706	43,120,331	2,898,613	7,875,438	1,199,985	5,081,664
Expenses:
Management fee	15,946,971	555,527	10,234,986	304,558	2,596,887	218,071	2,297,587
12b-1 distribution plan–Class A	7,346,033	1,191,010	3,236,606	7,567	485,313	89,679	488,628
12b-1 distribution plan–Class B	2,353,736	476,879	693,726	–	296,475	34,314	149,681
12b-1 distribution plan–Class C	5,563,922	1,543,096	1,779,311	123	307,023	55,486	573,844
12b-1 distribution plan–Class F	3,684	3,569	1,007	7	75	12	1,440
12b-1 distribution plan–Class P	162,960	–	8,413	–	7,233	65	21,463
12b-1 distribution plan–Class R2	323	2,425	10	19	281	–	2,297
12b-1 distribution plan–Class R3	42,055	8,986	1,633	16	25	–	6,008
Shareholder servicing	5,042,961	1,391,785	2,428,123	35,535	720,094	97,784	418,726
Professional	82,122	31,480	70,229	48,157	56,509	43,919	46,676
Reports to shareholders	322,085	122,579	185,635	6,778	42,698	7,427	40,914
Fund administration	1,199,758	–	556,677	16,243	138,501	21,807	122,538
Custody	61,961	15,590	654,184	37,461	194,793	14,425	13,767
Trustees' fees	113,322	20,169	49,928	1,550	13,206	2,086	11,292
Registration	43,234	145,212	213,073	5,254	102,789	80,320	102,714
Subsidy (See Note 3)	174,460	–	502,959	145,255	472,740	–	257,712
Other	79,566	13,928	51,496	20,601	15,895	3,649	11,059
Gross expenses	38,539,153	5,522,235	20,667,996	629,124	5,450,537	669,044	4,566,346
Expense reductions (See Note 7)	(58,892)	(10,114)	(49,428)	(443)	(9,082)	(1,071)	(6,741)
Expenses reimbursed by advisor (See Note 3)	–	–	–	(213,748)	–	(161,374)	(303,666)
Expenses assumed by Underlying Funds (See Note 3)	–	(1,730,629)	–	–	–	–	–
Management fee waived (See Note 3)	–	(555,527)	–	–	–	–	–
Net expenses	38,480,261	3,225,965	20,618,568	414,933	5,441,455	506,599	4,255,939
Net investment income (loss)	12,325,577	(1,784,259)	22,501,763	2,483,680	2,433,983	693,386	825,725
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	–	51,358,516	–	–	–	–	–
Net realized loss on investments and foreign currency related transactions	(42,051,970)	(7,315,268)	(199,431,849)	(21,423,805)	(82,658,669)	(7,184,110)	(24,893,377)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(974,887,405)	(329,836,057)	(590,182,522)	(29,801,019)	(194,425,862)	(16,805,784)	(74,634,785)
Net realized and unrealized loss	(1,016,939,375)	(285,792,809)	(789,614,371)	(51,224,824)	(277,084,531)	(23,989,894)	(99,528,162)
Net Decrease in Net Assets Resulting From Operations	$(1,004,613,798)	$(287,577,068)	$(767,112,608)	$(48,741,144)	$(274,650,548)	$(23,296,508)	$(98,702,437)

*  For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	All Value Fund		Alpha Strategy Fund		International Core Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Operations:
Net investment income (loss)	$12,325,577	$14,854,128	$(1,784,259)	$(1,703,844)	$22,501,763	$12,916,434
Capital gains received from Underlying Funds	–	–	51,358,516	24,202,650	–	–
Net realized gain (loss) on investments and foreign currency related transactions	(42,051,970)	233,898,148	(7,315,268)	17,045,471	(199,431,849)	137,467,586
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(974,887,405)	151,581,331	(329,836,057)	61,661,174	(590,182,522)	175,403,001
Net increase (decrease) in net assets resulting from operations	(1,004,613,798)	400,333,607	(287,577,068)	101,205,451	(767,112,608)	325,787,021
Distributions to shareholders from:
Net investment income
Class A	(13,489,340)	(12,775,982)	(9,180,478)	(6,350,115)	(8,012,157)	(2,710,118)
Class B	–	(552)	(1,247,863)	(1,171,315)	(204,237)	(263)
Class C	(126)	(128,119)	(3,669,303)	(2,273,127)	(470,637)	(1,523)
Class F	(89)	–	(302)	–	(103)	–
Class I	(495,585)	(37,716)	(64,370)	(42,103)	(2,684,109)	(477,573)
Class P	(235,212)	(289,375)	–	–	(23,780)	(358)
Class R2	(77)	–	(288)	–	(98)	–
Class R3	(79)	–	(303)	–	(99)	–
Net realized gain
Class A	(161,640,464)	(161,681,244)	(17,909,168)	(2,238,803)	(92,686,363)	(41,431,604)
Class B	(19,803,452)	(21,489,192)	(3,144,253)	(547,383)	(7,224,370)	(3,325,811)
Class C	(45,461,398)	(48,023,274)	(8,529,534)	(907,602)	(18,758,430)	(8,780,857)
Class F	(690)	–	(539)	–	(870)	–
Class I	(3,721,818)	(308,114)	(113,914)	(13,729)	(22,554,732)	(4,561,881)
Class P	(3,349,806)	(3,249,133)	–	–	(204,843)	(5,119)
Class R2	(688)	–	(537)	–	(867)	–
Class R3	(688)	–	(559)	–	(867)	–
Total distributions to shareholders	(248,199,512)	(247,982,701)	(43,861,411)	(13,544,177)	(152,826,562)	(61,295,107)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	585,762,696	509,405,367	345,829,207	188,218,481	311,725,795	592,576,019
Reinvestment of distributions	225,482,454	221,549,688	36,696,667	11,554,965	141,116,171	55,793,993
Cost of shares reacquired	(753,242,546)	(631,834,107)	(157,940,191)	(70,432,007)	(393,957,395)	(187,075,738)
Net increase in net assets resulting from capital share transactions	58,002,604	99,120,948	224,585,683	129,341,439	58,884,571	461,294,274
Net increase (decrease) in net assets	(1,194,810,706)	251,471,854	(106,852,796)	217,002,713	(861,054,599)	725,786,188
NET ASSETS:
Beginning of year	$3,398,221,983	$3,146,750,129	$537,599,082	$320,596,369	$1,641,229,986	$915,443,798
End of year	$2,203,411,277	$3,398,221,983	$430,746,286	$537,599,082	$780,175,387	$1,641,229,986
Undistributed (distributions in excess of) net investment income	$9,068,841	$10,999,085	$(39,293)	$(28,325)	$18,373,704	$11,275,880

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	International Dividend Income Fund	International Opportunities Fund		Large Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Period Ended October 31, 2008*	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Operations:
Net investment income	$2,483,680	$2,433,983	$1,221,318	$693,386	$882,966
Net realized gain (loss) on investments and foreign currency related transactions	(21,423,805)	(82,658,669)	73,975,872	(7,184,110)	7,792,179
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(29,801,019)	(194,425,862)	26,761,773	(16,805,784)	(1,055,965)
Net increase (decrease) in net assets resulting from operations	(48,741,144)	(274,650,548)	101,958,963	(23,296,508)	7,619,180
Distributions to shareholders from:
Net investment income
Class A	(152,587)	(777,242)	(146,762)	(371,592)	(267,248)
Class B	–	–	–	(29,316)	(27,218)
Class C	(881)	–	–	(48,317)	(35,814)
Class F	(604)	(73)	–	(162)	–
Class I	(1,805,924)	(1,115,657)	(586,899)	(333,339)	(438,019)
Class P	–	(8,529)	(2,764)	(203)	(164)
Class R2	(124)	(69)	–	–	–
Class R3	(127)	(70)	–	–	–
Net realized gain
Class A	–	(21,778,775)	–	(3,678,316)	(492,090)
Class B	–	(4,924,465)	–	(534,598)	(76,559)
Class C	–	(4,985,509)	–	(873,871)	(111,463)
Class F	–	(1,155)	–	(1,313)	–
Class I	–	(17,305,855)	–	(2,665,784)	(661,763)
Class P	–	(236,757)	–	(2,206)	(342)
Class R2	–	(1,151)	–	–	–
Class R3	–	(1,150)	–	–	–
Total distributions to shareholders	(1,960,247)	(51,136,457)	(736,425)	(8,539,017)	(2,110,680)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	143,060,862	129,747,428	150,482,404	23,052,222	19,954,200
Reinvestment of distributions	1,913,886	49,702,304	730,062	7,435,719	1,736,850
Cost of shares reacquired	(1,567,077)	(98,019,240)	(166,237,108)	(15,227,710)	(24,589,762)
Net increase (decrease) in net assets resulting from capital share transactions	143,407,671	81,430,492	(15,024,642)	15,260,231	(2,898,712)
Net increase (decrease) in net assets	92,706,280	(244,356,513)	86,197,896	(16,575,294)	2,609,788
NET ASSETS:
Beginning of year	–	$453,506,959	$367,309,063	$61,636,774	$59,026,986
End of year	$92,706,280	$209,150,446	$453,506,959	$45,061,480	$61,636,774
Undistributed (distributions in excess of) net investment income	$(1,065)	$1,476,204	$819,901	$619,782	$709,592

*  For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Operations:
Net investment income	$825,725	$57,887
Net realized gain (loss) on investments	(24,893,377)	10,555,416
Net change in unrealized appreciation on investments	(74,634,785)	14,308,312
Net increase (decrease) in net assets resulting from operations	(98,702,437)	24,921,615
Distributions to shareholders from:
Net investment income
Class A	(84,095)	(2,607)
Class F	(31)	–
Class I	(213,809)	(5,179)
Class P	(5,036)	–
Class R2	(19)	–
Class R3	(715)	–
Net realized gain
Class A	(5,270,291)	(1,967,531)
Class B	(512,824)	(179,920)
Class C	(2,168,311)	(508,641)
Class F	(359)	–
Class I	(2,275,577)	(131,729)
Class P	(197,156)	(386)
Class R2	(358)	–
Class R3	(9,543)	–
Total distributions to shareholders	(10,738,124)	(2,795,993)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	175,953,420	211,784,427
Reinvestment of distributions	9,139,621	2,329,892
Cost of shares reacquired	(91,267,168)	(39,206,407)
Net increase in net assets resulting from capital share transactions	93,825,873	174,907,912
Net increase (decrease) in net assets	(15,614,688)	197,033,534
NET ASSETS:
Beginning of year	$279,926,071	$82,892,537
End of year	$264,311,383	$279,926,071
Undistributed net investment income	$536,169	$35,520

See Notes to Financial Statements.

Financial Highlights

ALL VALUE FUND

	Class A Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$13.69	$13.14	$12.13	$11.18	$9.93
Investment operations:
Net investment income(a)	.07	.08	.08	.07	.06
Net realized and unrealized gain (loss)	(3.89)	1.52	1.82	1.06	1.30
Total from investment operations	(3.82)	1.60	1.90	1.13	1.36
Distributions to shareholders from:
Net investment income	(.08)	(.08)	(.06)	(.07)	(.01)
Net realized gain	(.94)	(.97)	(.83)	(.11)	(.10)
Total distributions	(1.02)	(1.05)	(.89)	(.18)	(.11)
Net asset value, end of year	$8.85	$13.69	$13.14	$12.13	$11.18
Total Return(b)	(29.89)%	13.12%	16.49%	10.19%	13.80%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.12%	1.12%	1.14%	1.17%	1.24%
Expenses, excluding expense reductions	1.12%	1.12%	1.14%	1.17%	1.24%
Net investment income	.58%	.63%	.63%	.62%	.53%
Supplemental Data:
Net assets, end of year (000)	$1,512,312	$2,375,786	$2,198,884	$1,771,120	$1,268,285
Portfolio turnover rate	85.13%	63.23%	63.84%	52.24%	21.92%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class B Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$13.16	$12.66	$11.74	$10.84	$9.69
Investment operations:
Net investment loss(a)	(.01)	– (b)	– (b)	– (b)	(.01)
Net realized and unrealized gain (loss)	(3.73)	1.47	1.76	1.02	1.26
Total from investment operations	(3.74)	1.47	1.76	1.02	1.25
Distributions to shareholders from:
Net investment income	–	– (b)	–	(.01)	–
Net realized gain	(.94)	(.97)	(.84)	(.11)	(.10)
Total distributions	(.94)	(.97)	(.84)	(.12)	(.10)
Net asset value, end of year	$8.48	$13.16	$12.66	$11.74	$10.84
Total Return(c)	(30.35)%	12.50%	15.68%	9.52%	12.98%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.77%	1.77%	1.79%	1.81%	1.87%
Expenses, excluding expense reductions	1.77%	1.77%	1.79%	1.81%	1.87%
Net investment loss	(.07)%	(.01)%	(.02)%	(.01)%	(.10)%
Supplemental Data:
Net assets, end of year (000)	$169,131	$280,279	$278,649	$240,977	$185,775
Portfolio turnover rate	85.13%	63.23%	63.84%	52.24%	21.92%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class C Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$13.11	$12.62	$11.71	$10.81	$9.66
Investment operations:
Net investment loss(a)	(.01)	– (b)	– (b)	– (b)	(.01)
Net realized and unrealized gain (loss)	(3.71)	1.46	1.75	1.02	1.26
Total from investment operations	(3.72)	1.46	1.75	1.02	1.25
Distributions to shareholders from:
Net investment income	– (b)	– (b)	–	(.01)	–
Net realized gain	(.94)	(.97)	(.84)	(.11)	(.10)
Total distributions	(.94)	(.97)	(.84)	(.12)	(.10)
Net asset value, end of year	$8.45	$13.11	$12.62	$11.71	$10.81
Total Return(c)	(30.31)%	12.48%	15.64%	9.56%	13.02%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.77%	1.77%	1.79%	1.81%	1.87%
Expenses, excluding expense reductions	1.77%	1.77%	1.79%	1.81%	1.87%
Net investment loss	(.07)%	(.01)%	(.02)%	(.01)%	(.10)%
Supplemental Data:
Net assets, end of year (000)	$419,157	$639,749	$622,822	$513,752	$389,161
Portfolio turnover rate	85.13%	63.23%	63.84%	52.24%	21.92%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class F Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.70	$13.62
Investment operations:
Net investment income(b)	.08	–	(c)
Net realized and unrealized gain (loss)	(3.87)	.08
Total from investment operations	(3.79)	.08
Distributions to shareholders from:
Net investment income	(.12)	–
Net realized gain	(.94)	–
Total distributions	(1.06)	–
Net asset value, end of period	$8.85	$13.70
Total Return(d)	(29.70)%	.59	%(e)
Ratio to Average Net Assets:
Expenses, including expense reductions	.87%	.08	%(e)
Expenses, excluding expense reductions	.88%	.08	%(e)
Net investment income	.77%	.04	%(e)
Supplemental Data:
Net assets, end of period (000)	$8,995	$10
Portfolio turnover rate	85.13%	63.23%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class I Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$13.79	$13.21	$12.19	$11.22	$9.95
Investment operations:
Net investment income(a)	.11	.10	.12	.12	.10
Net realized and unrealized gain (loss)	(3.92)	1.57	1.83	1.06	1.30
Total from investment operations	(3.81)	1.67	1.95	1.18	1.40
Distributions to shareholders from:
Net investment income	(.12)	(.12)	(.10)	(.10)	(.03)
Net realized gain	(.94)	(.97)	(.83)	(.11)	(.10)
Total distributions	(1.06)	(1.09)	(.93)	(.21)	(.13)
Net asset value, end of year	$8.92	$13.79	$13.21	$12.19	$11.22
Total Return(b)	(29.62)%	13.68%	16.87%	10.61%	14.18%
Ratio to Average Net Assets:
Expenses, including expense reductions	.77%	.78%	.79%	.81%	.87%†
Expenses, excluding expense reductions	.77%	.78%	.79%	.81%	.87%†
Net investment income	.92%	.78%	.97%	.97%	.90%†
Supplemental Data:
Net assets, end of year (000)	$54,483	$53,737	$3,880	$2,645	$1,750
Portfolio turnover rate	85.13%	63.23%	63.84%	52.24%	21.92%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class P Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$13.55	$13.03	$12.05	$11.12	$9.88
Investment operations:
Net investment income(a)	.06	.07	.06	.06	.05
Net realized and unrealized gain (loss)	(3.85)	1.51	1.82	1.05	1.30
Total from investment operations	(3.79)	1.58	1.88	1.11	1.35
Distributions to shareholders from:
Net investment income	(.07)	(.09)	(.06)	(.07)	(.01)
Net realized gain	(.94)	(.97)	(.84)	(.11)	(.10)
Total distributions	(1.01)	(1.06)	(.90)	(.18)	(.11)
Net asset value, end of year	$8.75	$13.55	$13.03	$12.05	$11.12
Total Return(b)	(29.98)%	13.08%	16.36%	10.09%	13.71%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.22%	1.22%	1.24%	1.26%	1.32%†
Expenses, excluding expense reductions	1.22%	1.22%	1.25%	1.26%	1.32%†
Net investment income	.49%	.53%	.49%	.47%	.45%†
Supplemental Data:
Net assets, end of year (000)	$24,711	$48,641	$42,516	$13,279	$4,895
Portfolio turnover rate	85.13%	63.23%	63.84%	52.24%	21.92%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class R2 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.69	$13.62
Investment operations:
Net investment income(b)	.05	–	(c)
Net realized and unrealized gain (loss)	(3.88)	.07
Total from investment operations	(3.83)	.07
Distributions to shareholders from:
Net investment income	(.10)	–
Net realized gain	(.94)	–
Total distributions	(1.04)	–
Net asset value, end of period	$8.82	$13.69
Total Return(d)	(29.98)%	.51	%(e)
Ratio to Average Net Assets:
Expenses, including expense reductions	1.30%	.12	%(e)
Expenses, excluding expense reductions	1.31%	.12	%(e)
Net investment income	.47%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$319	$10
Portfolio turnover rate	85.13%	63.23%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALL VALUE FUND

	Class R3 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.69	$13.62
Investment operations:
Net investment income(b)	.04	–	(c)
Net realized and unrealized gain (loss)	(3.86)	.07
Total from investment operations	(3.82)	.07
Distributions to shareholders from:
Net investment income	(.11)	–
Net realized gain	(.94)	–
Total distributions	(1.05)	–
Net asset value, end of period	$8.82	$13.69
Total Return(d)	(29.96)%	.51	%(e)
Ratio to Average Net Assets:
Expenses, including expense reductions	1.26%	.11	%(e)
Expenses, excluding expense reductions	1.26%	.11	%(e)
Net investment income	.37%	.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$14,303	$10
Portfolio turnover rate	85.13%	63.23%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$29.08	$23.68	$19.11	$15.96	$14.38
Investment operations:
Net investment income (loss)(a)	(.02)	(.04)	(.06)	(.01)	.10
Net realized and unrealized gain (loss)	(11.23)	6.44	4.63	3.26	1.48
Total from investment operations	(11.25)	6.40	4.57	3.25	1.58
Distributions to shareholders from:
Net investment income	(.76)	(.74)	–	(.10)	–
Net realized gain	(1.49)	(.26)	–	–	–
Total distributions	(2.25)	(1.00)	–	(.10)	–
Net asset value, end of year	$15.58	$29.08	$23.68	$19.11	$15.96
Total Return(b)	(41.64)%	28.00%	23.91%	20.46%	10.99%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.35%	.35%	.35%	.36%
Expenses, including expense reductions and expenses assumed and waived	.35%	.35%	.35%	.35%	.36%
Expenses, excluding expense reductions and expenses assumed and waived	.76%	.79%	.80%	.83%	1.03%
Net investment income (loss)	(.09)%	(.17)%	(.28)%	(.08)%	.63%
Supplemental Data:
Net assets, end of year (000)	$257,398	$332,175	$196,448	$90,641	$69,957
Portfolio turnover rate	7.64%	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$27.98	$22.79	$18.51	$15.46	$14.02
Investment operations:
Net investment income (loss)(a)	(.15)	(.20)	(.20)	(.12)	.01
Net realized and unrealized gain (loss)	(10.81)	6.21	4.48	3.17	1.43
Total from investment operations	(10.96)	6.01	4.28	3.05	1.44
Distributions to shareholders from:
Net investment income	(.59)	(.56)	–	–	–
Net realized gain	(1.49)	(.26)	–	–	–
Total distributions	(2.08)	(.82)	–	–	–
Net asset value, end of year	$14.94	$27.98	$22.79	$18.51	$15.46
Total Return(b)	(42.04)%	27.17%	23.12%	19.73%	10.27%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, excluding expense reductions and expenses assumed and waived	1.42%	1.44%	1.44%	1.47%	1.68%
Net investment income (loss)	(.70)%	(.79)%	(.92)%	(.71)%	.03%
Supplemental Data:
Net assets, end of year (000)	$31,193	$58,045	$47,954	$45,179	$41,771
Portfolio turnover rate	7.64%	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$27.87	$22.79	$18.51	$15.46	$14.02
Investment operations:
Net investment income (loss)(a)	(.16)	(.21)	(.20)	(.12)	.01
Net realized and unrealized gain (loss)	(10.73)	6.21	4.48	3.17	1.43
Total from investment operations	(10.89)	6.00	4.28	3.05	1.44
Distributions to shareholders from:
Net investment income	(.64)	(.66)	–	–	–
Net realized gain	(1.49)	(.26)	–	–	–
Total distributions	(2.13)	(.92)	–	–	–
Net asset value, end of year	$14.85	$27.87	$22.79	$18.51	$15.46
Total Return(b)	(42.02)%	27.20%	23.12%	19.73%	10.27%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, excluding expense reductions and expenses assumed and waived	1.41%	1.44%	1.45%	1.47%	1.68%
Net investment income (loss)	(.74)%	(.83)%	(.92)%	(.71)%	.03%
Supplemental Data:
Net assets, end of year (000)	$122,504	$145,528	$75,193	$29,998	$27,701
Portfolio turnover rate	7.64%	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$29.09	$27.77
Investment operations:
Net investment loss(b)	(.02)	–	(c)
Net realized and unrealized gain (loss)	(11.17)	1.32
Total from investment operations	(11.19)	1.32
Distributions to shareholders from:
Net investment income	(.83)	–
Net realized gain	(1.49)	–
Total distributions	(2.32)	–
Net asset value, end of period	$15.58	$29.09
Total Return(d)	(41.50)%	4.75	%(e)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.10%	.01	%(e)
Expenses, including expense reductions and expenses assumed and waived	.10%	.01	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.55%	.07	%(e)
Net investment loss	(.11)%	(.01	)%(e)
Supplemental Data:
Net assets, end of period (000)	$6,845	$11
Portfolio turnover rate	7.64%	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Year Ended 10/31				10/20/2004(a) to
	2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$29.23	$23.77	$19.12	$15.96	$15.65
Investment operations:
Net investment income(b)	.01	.05	.02	.05	–	(c)
Net realized and unrealized gain (loss)	(11.24)	6.47	4.63	3.27	.31
Total from investment operations	(11.23)	6.52	4.65	3.32	.31
Distributions to shareholders from:
Net investment income	(.84)	(.80)	–	(.16)	–
Net realized gain	(1.49)	(.26)	–	–	–
Total distributions	(2.33)	(1.06)	–	(.16)	–
Net asset value, end of period	$15.67	$29.23	$23.77	$19.12	$15.96
Total Return(d)	(41.45)%	28.48%	24.32%	20.91%	2.18	%(e)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.00%	.00%	.00%	.00%	.00	%(e)
Expenses, including expense reductions and expenses assumed and waived	.00%	.00%	.00%	.00%	.00	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.41%	.44%	.45%	.48%	.00	%(e)
Net investment income	.06%	.19%	.08%	.27%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$8,293	$1,819	$1,001	$539	$398
Portfolio turnover rate	7.64%	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$29.08	$27.77
Investment operations:
Net investment loss(b)	(.12)	(.01)
Net realized and unrealized gain (loss)	(11.16)	1.32
Total from investment operations	(11.28)	1.31
Distributions to shareholders from:
Net investment income	(.80)	–
Net realized gain	(1.49)	–
Total distributions	(2.29)	–
Net asset value, end of period	$15.51	$29.08
Total Return(c)	(41.82)%	4.72	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.60%	.05	%(d)
Expenses, including expense reductions and expenses assumed and waived	.59%	.05	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.02%	.11	%(d)
Net investment loss	(.59)%	(.05	)%(d)
Supplemental Data:
Net assets, end of period (000)	$564	$10
Portfolio turnover rate	7.64%	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$29.08	$27.77
Investment operations:
Net investment loss(b)	(.10)	(.01)
Net realized and unrealized gain (loss)	(11.15)	1.32
Total from investment operations	(11.25)	1.31
Distributions to shareholders from:
Net investment income	(.81)	–
Net realized gain	(1.49)	–
Total distributions	(2.30)	–
Net asset value, end of period	$15.53	$29.08
Total Return(c)	(41.72)%	4.72	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.50%	.04	%(d)
Expenses, including expense reductions and expenses assumed and waived	.49%	.04	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.95%	.10	%(d)
Net investment loss	(.51)%	(.04	)%(d)
Supplemental Data:
Net assets, end of period (000)	$3,949	$10
Portfolio turnover rate	7.64%	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Year Ended 10/31				12/15/2003(a) to
	2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.34	$15.23	$12.37	$10.42	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income(b)	.23	.17	.08	.09	.04
Net realized and unrealized gain (loss)	(8.23)	3.92	3.17	1.87	.23
Total from investment operations	(8.00)	4.09	3.25	1.96	.27
Distributions to shareholders from:
Net investment income	(.13)	(.06)	(.05)	(.01)	–
Net realized gain	(1.53)	(.92)	(.34)	–	–
Total distributions	(1.66)	(.98)	(.39)	(.01)	–
Net asset value, end of period	$8.68	$18.34	$15.23	$12.37	$10.42
Total Return(c)					1.50	%(d)(e)
Total Return(c)	(47.48)%	28.22%	26.86%	18.80%	2.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.43%	1.40%	1.53%	1.66%	1.50	%(d)
Expenses, including expense reductions and expenses reimbursed	1.42%	1.40%	1.52%	1.66%	1.50	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.43%	1.41%	1.53%	1.66%	2.13	%(d)
Net investment income	1.68%	1.02%	.55%	.79%	.40	%(d)
Supplemental Data:
Net assets, end of period (000)	$527,567	$1,082,308	$655,273	$235,563	$58,484
Portfolio turnover rate	125.37%	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Years Ended 10/31				12/15/2003(a) to
	2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.00	$15.00	$12.24	$10.36	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income (loss)(b)	.14	.06	(.01)	.03	(.01)
Net realized and unrealized gain (loss)	(8.07)	3.86	3.13	1.85	.22
Total from investment operations	(7.93)	3.92	3.12	1.88	.21
Distributions to shareholders from:
Net investment income	(.04)	– (c)	(.02)	–	–
Net realized gain	(1.53)	(.92)	(.34)	–	–
Total distributions	(1.57)	(.92)	(.36)	–	–
Net asset value, end of period	$8.50	$18.00	$15.00	$12.24	$10.36
Total Return(d)					1.50	%(e)(f)
Total Return(d)	(47.80)%	27.39%	25.98%	18.15%	2.07	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	2.08%	2.05%	2.18%	2.30%	2.04	%(e)
Expenses, including expense reductions and expenses reimbursed	2.08%	2.05%	2.17%	2.30%	2.04	%(e)
Expenses, excluding expense reductions and expenses reimbursed	2.08%	2.06%	2.18%	2.30%	2.67	%(e)
Net investment income (loss)	1.02%	.36%	(.09)%	.22%	(.14	)%(e)
Supplemental Data:
Net assets, end of period (000)	$39,604	$82,699	$51,040	$17,472	$2,937
Portfolio turnover rate	125.37%	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 12/15/2003 through 12/31/2003.

(g) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Year Ended 10/31				12/15/2003(a) to
	2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.00	$15.00	$12.24	$10.37	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income (loss)(b)	.14	.06	(.01)	.02	(.01)
Net realized and unrealized gain (loss)	(8.07)	3.86	3.13	1.85	.23
Total from investment operations	(7.93)	3.92	3.12	1.87	.22
Distributions to shareholders from:
Net investment income	(.04)	– (c)	(.02)	–	–
Net realized gain	(1.53)	(.92)	(.34)	–	–
Total distributions	(1.57)	(.92)	(.36)	–	–
Net asset value, end of period	$8.50	$18.00	$15.00	$12.24	$10.37
Total Return(d)					1.50	%(e)(f)
Total Return(d)	(47.82)%	27.39%	25.98%	18.03%	2.17	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	2.08%	2.06%	2.18%	2.30%	2.04	%(e)
Expenses, including expense reductions and expenses reimbursed	2.08%	2.06%	2.17%	2.30%	2.04	%(e)
Expenses, excluding expense reductions and expenses reimbursed	2.08%	2.06%	2.18%	2.30%	2.67	%(e)
Net investment income (loss)	1.01%	.37%	(.07)%	.19%	(.14	)%(e)
Supplemental Data:
Net assets, end of period (000)	$95,496	$216,646	$138,424	$44,240	$9,291
Portfolio turnover rate	125.37%	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 12/15/2003 through 12/31/2003.

(g) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.34	$17.65
Investment operations:
Net investment income (loss)(b)	.24	(.01)
Net realized and unrealized gain (loss)	(8.19)	.70
Total from investment operations	(7.95)	.69
Distributions to shareholders from:
Net investment income	(.18)	–
Net realized gain	(1.53)	–
Total distributions	(1.71)	–
Net asset value, end of period	$8.68	$18.34
Total Return(c)	(47.37)%	3.91	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.26%	.12	%(d)
Expenses, including expense reductions and expenses reimbursed	1.25%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.26%	.12	%(d)
Net investment income (loss)	2.02%	(.06	)%(d)
Supplemental Data:
Net assets, end of period (000)	$1,869	$10
Portfolio turnover rate	125.37%	122.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Year Ended 10/31				12/15/2003(a) to
	2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.49	$15.33	$12.43	$10.45	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income(b)	.29	.25	.13	.12	.08
Net realized and unrealized gain (loss)	(8.30)	3.93	3.19	1.89	.22
Total from investment operations	(8.01)	4.18	3.32	2.01	.30
Distributions to shareholders from:
Net investment income	(.18)	(.10)	(.08)	(.03)	–
Net realized gain	(1.53)	(.92)	(.34)	–	–
Total distributions	(1.71)	(1.02)	(.42)	(.03)	–
Net asset value, end of period	$8.77	$18.49	$15.33	$12.43	$10.45
Total Return(c)					1.50	%(d)(e)
Total Return(c)	(47.30)%	28.67%	27.26%	19.23%	2.96	%(d)(f)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.07%	1.05%	1.19%	1.30%	1.16	%(d)
Expenses, including expense reductions and expenses reimbursed	1.07%	1.05%	1.18%	1.30%	1.16	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.07%	1.06%	1.19%	1.30%	1.79	%(d)
Net investment income	2.05%	1.53%	.92%	1.01%	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$113,975	$259,354	$70,641	$11,952	$3,091
Portfolio turnover rate	125.37%	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Year Ended 10/31				12/15/2003(a) to
	2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.30	$15.22	$12.36	$10.41	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income(b)	.23	.15	.08	.07	.04
Net realized and unrealized gain (loss)	(8.19)	3.91	3.16	1.88	.22
Total from investment operations	(7.96)	4.06	3.24	1.95	.26
Distributions to shareholders from:
Net investment income	(.18)	(.06)	(.03)	–	–
Net realized gain	(1.53)	(.92)	(.35)	–	–
Total distributions	(1.71)	(.98)	(.38)	–	–
Net asset value, end of period	$8.63	$18.30	$15.22	$12.36	$10.41
Total Return(c)					1.50	%(d)(e)
Total Return(c)	(47.56)%	28.07%	26.69%	18.73%	2.56	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.52%	1.51%	1.63%	1.71%	1.55	%(d)†
Expenses, including expense reductions and expenses reimbursed	1.52%	1.51%	1.62%	1.71%	1.55	%(d)†
Expenses, excluding expense reductions and expenses reimbursed	1.52%	1.51%	1.63%	1.71%	2.18	%(d)†
Net investment income	1.68%	.91%	.55%	.63%	.35	%(d)†
Supplemental Data:
Net assets, end of period (000)	$1,135	$192	$66	$16	$11
Portfolio turnover rate	125.37%	122.32%	134.00%	100.87%	142.16%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.33	$17.65
Investment operations:
Net investment income (loss)(b)	.27	(.01)
Net realized and unrealized gain (loss)	(8.21)	.69
Total from investment operations	(7.94)	.68
Distributions to shareholders from:
Net investment income	(.17)	–
Net realized gain	(1.53)	–
Total distributions	(1.70)	–
Net asset value, end of period	$8.69	$18.33
Total Return(c)	(47.24)%	3.85	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.17%	.14	%(d)
Expenses, including expense reductions and expenses reimbursed	1.16%	.14	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.17%	.14	%(d)
Net investment income (loss)	1.92%	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$5	$10
Portfolio turnover rate	125.37%	122.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.33	$17.65
Investment operations:
Net investment income (loss)(b)	.22	(.01)
Net realized and unrealized gain (loss)	(8.20)	.69
Total from investment operations	(7.98)	.68
Distributions to shareholders from:
Net investment income	(.17)	–
Net realized gain	(1.53)	–
Total distributions	(1.70)	–
Net asset value, end of period	$8.65	$18.33
Total Return(c)	(47.55)%	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.62%	.14	%(d)
Expenses, including expense reductions and expenses reimbursed	1.62%	.14	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.62%	.14	%(d)
Net investment income (loss)	1.79%	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$523	$10
Portfolio turnover rate	125.37%	122.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares
	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.16
Net realized and unrealized loss	(3.74)
Total from investment operations	(3.58)
Distributions to shareholders from:
Net investment income	(.13)
Net asset value, end of period	$6.29
Total Return(c)	(36.10	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.48	%(d)
Expenses, including expense reductions and expenses reimbursed	.48	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.68	%(d)
Net investment income	1.98	%(d)
Supplemental Data:
Net assets, end of period (000)	$9,075
Portfolio turnover rate	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares
	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.09
Net realized and unrealized loss	(3.68)
Total from investment operations	(3.59)
Distributions to shareholders from:
Net investment income	(.13)
Net asset value, end of period	$6.28
Total Return(c)	(36.22	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.68	%(d)
Expenses, including expense reductions and expenses reimbursed	.68	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.44	%(d)
Net investment income	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$177
Portfolio turnover rate	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares
	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.15
Net realized and unrealized loss	(3.72)
Total from investment operations	(3.57)
Distributions to shareholders from:
Net investment income	(.14)
Net asset value, end of period	$6.29
Total Return(c)	(36.08	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.35	%(d)
Expenses, including expense reductions and expenses reimbursed	.35	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.53	%(d)
Net investment income	1.91	%(d)
Supplemental Data:
Net assets, end of period (000)	$28
Portfolio turnover rate	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares
	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.19
Net realized and unrealized loss	(3.76)
Total from investment operations	(3.57)
Distributions to shareholders from:
Net investment income	(.14)
Net asset value, end of period	$6.29
Total Return(c)	(36.07	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.36	%(d)
Expenses, including expense reductions and expenses reimbursed	.36	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.54	%(d)
Net investment income	2.19	%(d)
Supplemental Data:
Net assets, end of period (000)	$83,413
Portfolio turnover rate	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares
	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.18
Net realized and unrealized loss	(3.76)
Total from investment operations	(3.58)
Distributions to shareholders from:
Net investment income	(.12)
Net asset value, end of period	$6.30
Total Return(c)	(36.08	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.50	%(d)
Expenses, including expense reductions and expenses reimbursed	.50	%(d)
Expenses, excluding expense reductions and expenses reimbursed	2.87	%(d)
Net investment income	2.07	%(d)
Supplemental Data:
Net assets, end of period (000)	$6
Portfolio turnover rate	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares
	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	.18
Net realized and unrealized loss	(3.75)
Total from investment operations	(3.57)
Distributions to shareholders from:
Net investment income	(.13)
Net asset value, end of period	$6.30
Total Return(c)	(36.06	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.46	%(d)
Expenses, including expense reductions and expenses reimbursed	.46	%(d)
Expenses, excluding expense reductions and expenses reimbursed	2.84	%(d)
Net investment income	2.10	%(d)
Supplemental Data:
Net assets, end of period (000)	$6
Portfolio turnover rate	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$19.81	$15.72	$11.97	$9.61	$8.41
Investment operations:
Net investment income (loss)(a)	.09	.04	.05	(.01)	.02
Net realized and unrealized gain (loss)	(10.36)	4.07	3.70	2.37	1.33
Total from investment operations	(10.27)	4.11	3.75	2.36	1.35
Distributions to shareholders from:
Net investment income	(.08)	(.02)	–	–	(.15)
Net realized gain	(2.17)	–	–	–	–
Total distributions	(2.25)	(.02)	–	–	(.15)
Net asset value, end of year	$7.29	$19.81	$15.72	$11.97	$9.61
Total Return(b)	(57.81)%	26.14%	31.33%	24.56%	16.31%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.60%	1.56%	1.60%	1.74%	1.83%
Expenses, excluding expense reductions	1.61%	1.56%	1.60%	1.74%	1.83%
Net investment income (loss)	.65%	.23%	.38%	(.11)%	.26%
Supplemental Data:
Net assets, end of year (000)	$67,815	$200,909	$148,996	$89,402	$67,314
Portfolio turnover rate	130.51%	115.79%	98.16%	78.65%	75.56%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$18.96	$15.12	$11.59	$9.37	$8.20
Investment operations:
Net investment loss(a)	– (b)	(.07)	(.04)	(.08)	(.04)
Net realized and unrealized gain (loss)	(9.87)	3.91	3.57	2.30	1.30
Total from investment operations	(9.87)	3.84	3.53	2.22	1.26
Distributions to shareholders from:
Net investment income	–	–	–	–	(.09)
Net realized gain	(2.17)	–	–	–	–
Total distributions	(2.17)	–	–	–	(.09)
Net asset value, end of year	$6.92	$18.96	$15.12	$11.59	$9.37
Total Return(c)	(58.10)%	25.40%	30.46%	23.69%	15.61%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.25%	2.21%	2.24%	2.38%	2.48%
Expenses, excluding expense reductions	2.26%	2.21%	2.24%	2.39%	2.48%
Net investment loss	(.01)%	(.43)%	(.30)%	(.76)%	(.39)%
Supplemental Data:
Net assets, end of year (000)	$14,192	$43,231	$36,642	$27,115	$21,962
Portfolio turnover rate	130.51%	115.79%	98.16%	78.65%	75.56%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Year Ended 10/31
	2008		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$18.86		$15.05	$11.54	$9.32	$8.19
Investment operations:
Net investment income (loss)(a)	–	(b)	(.07)	(.04)	(.08)	(.04)
Net realized and unrealized gain (loss)	(9.81)		3.88	3.55	2.30	1.30
Total from investment operations	(9.81)		3.81	3.51	2.22	1.26
Distributions to shareholders from:
Net investment income	–		–	–	–	(.13)
Net realized gain	(2.17)		–	–	–	–
Total distributions	(2.17)		–	–	–	(.13)
Net asset value, end of year	$6.88		$18.86	$15.05	$11.54	$9.32
Total Return(c)	(58.09)%		25.32%	30.42%	23.82%	15.61%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.25%		2.21%	2.24%	2.38%	2.48%
Expenses, excluding expense reductions	2.26%		2.21%	2.25%	2.39%	2.48%
Net investment income (loss)	.00	%(d)	(.40)%	(.27)%	(.75)%	(.39)%
Supplemental Data:
Net assets, end of year (000)	$15,297		$43,422	$30,673	$17,621	$12,766
Portfolio turnover rate	130.51%		115.79%	98.16%	78.65%	75.56%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.81	$18.82
Investment operations:
Net investment income(b)	.09	.01
Net realized and unrealized gain (loss)	(10.31)	.98
Total from investment operations	(10.22)	.99
Distributions to shareholders from:
Net investment income	(.14)	–
Net realized gain	(2.17)	–
Total distributions	(2.31)	–
Net asset value, end of period	$7.28	$19.81
Total Return(c)	(57.70)%	5.26	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.42%	.13	%(d)
Expenses, excluding expense reductions	1.43%	.13	%(d)
Net investment income	.84%	.03	%(d)
Supplemental Data:
Net assets, end of period (000)	$121	$11
Portfolio turnover rate	130.51%	115.79%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$20.29	$16.08	$12.21	$9.77	$8.53
Investment from operations:
Net investment income(a)	.14	.12	.11	.02	.06
Net realized and unrealized gain (loss)	(10.64)	4.15	3.76	2.43	1.34
Total from investment operations	(10.50)	4.27	3.87	2.45	1.40
Distributions to shareholders from:
Net investment income	(.14)	(.06)	–	(.01)	(.16)
Net realized gain	(2.17)	–	–	–	–
Total distributions	(2.31)	(.06)	–	(.01)	(.16)
Net asset value, end of year	$7.48	$20.29	$16.08	$12.21	$9.77
Total Return(b)	(57.66)%	26.67%	31.70%	25.06%	16.73%
Ratio to Average Net Assets:
Expenses, including expense reductions	1.27%	1.20%	1.25%	1.38%	1.48%
Expenses, excluding expense reductions	1.27%	1.21%	1.25%	1.39%	1.48%
Net investment income	1.05%	.65%	.76%	.22%	.61%
Supplemental Data:
Net assets, end of year (000)	$110,838	$164,086	$149,509	$67,574	$57,143
Portfolio turnover rate	130.51%	115.79%	98.16%	78.65%	75.56%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$20.00	$15.89	$12.11	$9.71	$8.47
Investment operations:
Net investment income (loss)(a)	.07	.02	.09	(.01)	.01
Net realized and unrealized gain (loss)	(10.46)	4.12	3.69	2.41	1.35
Total from investment operations	(10.39)	4.14	3.78	2.40	1.36
Distributions to shareholders from:
Net investment income	(.08)	(.03)	–	–	(.12)
Net realized gain	(2.17)	–	–	–	–
Total distributions	(2.25)	(.03)	–	–	(.12)
Net asset value, end of year	$7.36	$20.00	$15.89	$12.11	$9.71
Total Return(b)	(57.86)%	26.10%	31.21%	24.72%	16.37%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.70%	1.65%	1.74%	1.69%	1.93%†
Expenses, excluding expense reductions	1.71%	1.65%	1.74%	1.69%	1.93%†
Net investment income (loss)	.55%	.11%	.62%	(.06)%	.16%†
Supplemental Data:
Net assets, end of year (000)	$834	$1,826	$1,489	$3	$1
Portfolio turnover rate	130.51%	115.79%	98.16%	78.65%	75.56%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.80	$18.82
Investment operations:
Net investment income(b)	.06	–	(c)
Net realized and unrealized gain (loss)	(10.32)	.98
Total from investment operations	(10.26)	.98
Distributions to shareholders from:
Net investment income	(.13)	–
Net realized gain	(2.17)	–
Total distributions	(2.30)	–
Net asset value, end of period	$7.24	$19.80
Total Return(d)	(57.93)%	5.21	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.84%	.16	%(e)
Expenses, excluding expense reductions	1.84%	.16	%(e)
Net investment income	.51%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$31	$11
Portfolio turnover rate	130.51%	115.79%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.81	$18.82
Investment operations:
Net investment income(b)	.10	–	(c)
Net realized and unrealized gain (loss)	(10.34)	.99
Total from investment operations	(10.24)	.99
Distributions to shareholders from:
Net investment income	(.13)	–
Net realized gain	(2.17)	–
Total distributions	(2.30)	–
Net asset value, end of period	$7.27	$19.81
Total Return(d)	(57.77)%	5.26	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.52%	.15	%(e)
Expenses, excluding expense reductions	1.52%	.15	%(e)
Net investment income	.81%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$22	$11
Portfolio turnover rate	130.51%	115.79%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights

LARGE CAP VALUE FUND

	Class A Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.47	$14.19	$12.38	$11.80	$10.73
Investment operations:
Net investment income(a)	.14	.19	.17	.14	.09
Net realized and unrealized gain (loss)	(4.92)	1.58	2.05	.71	1.05
Total from investment operations	(4.78)	1.77	2.22	.85	1.14
Distributions to shareholders from:
Net investment income	(.20)	(.17)	(.12)	(.11)	(.07)
Net realized gain	(2.01)	(.32)	(.29)	(.16)	–
Total distributions	(2.21)	(.49)	(.41)	(.27)	(.07)
Net asset value, end of year	$8.48	$15.47	$14.19	$12.38	$11.80
Total Return(b)	(35.16)%	12.95%	18.40%	7.23%	10.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.95%	.95%	.95%	.95%	.95%
Expenses, including expense reductions and expenses reimbursed	.95%	.95%	.95%	.95%	.95%
Expenses, excluding expense reductions and expenses reimbursed	1.25%	1.16%	1.28%	1.50%	2.59%
Net investment income	1.24%	1.30%	1.26%	1.14%	.75%
Supplemental Data:
Net assets, end of year (000)	$21,010	$28,538	$20,994	$13,763	$10,102
Portfolio turnover rate	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class B Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.18	$13.96	$12.19	$11.67	$10.68
Investment operations:
Net investment income(a)	.07	.09	.08	.06	.01
Net realized and unrealized gain (loss)	(4.83)	1.56	2.03	.69	1.05
Total from investment operations	(4.76)	1.65	2.11	.75	1.06
Distributions to shareholders from:
Net investment income	(.11)	(.11)	(.04)	(.07)	(.07)
Net realized gain	(2.01)	(.32)	(.30)	(.16)	–
Total distributions	(2.12)	(.43)	(.34)	(.23)	(.07)
Net asset value, end of year	$8.30	$15.18	$13.96	$12.19	$11.67
Total Return(b)	(35.60)%	12.23%	17.65%	6.49%	10.02%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, including expense reductions and expenses reimbursed	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, excluding expense reductions and expenses reimbursed	1.90%	1.81%	1.93%	2.11%	3.24%
Net investment income	.59%	.65%	.60%	.49%	.10%
Supplemental Data:
Net assets, end of year (000)	$2,549	$4,005	$3,109	$1,749	$1,445
Portfolio turnover rate	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class C Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.19	$13.95	$12.20	$11.69	$10.69
Investment operations:
Net investment income(a)	.06	.09	.08	.06	.01
Net realized and unrealized gain (loss)	(4.83)	1.57	2.02	.70	1.06
Total from investment operations	(4.77)	1.66	2.10	.76	1.07
Distributions to shareholders from:
Net investment income	(.11)	(.10)	(.05)	(.09)	(.07)
Net realized gain	(2.01)	(.32)	(.30)	(.16)	–
Total distributions	(2.12)	(.42)	(.35)	(.25)	(.07)
Net asset value, end of year	$8.30	$15.19	$13.95	$12.20	$11.69
Total Return(b)	(35.64)%	12.29%	17.58%	6.50%	10.07%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, including expense reductions and expenses reimbursed	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, excluding expense reductions and expenses reimbursed	1.90%	1.81%	1.93%	2.18%	3.24%
Net investment income	.58%	.65%	.61%	.46%	.10%
Supplemental Data:
Net assets, end of year (000)	$4,266	$6,643	$4,753	$3,155	$1,490
Portfolio turnover rate	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class F Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.47	$15.32
Investment operations:
Net investment income(b)	.17	.02
Net realized and unrealized gain (loss)	(4.91)	.13
Total from investment operations	(4.74)	.15
Distributions to shareholders from:
Net investment income	(.25)	–
Net realized gain	(2.01)	–
Total distributions	(2.26)	–
Net asset value, end of period	$8.47	$15.47
Total Return(c)	(35.00)%	.98	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.68%	.06	%(d)
Expenses, including expense reductions and expenses reimbursed	.68%	.06	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.98%	.07	%(d)
Net investment income	1.64%	.12	%(d)
Supplemental Data:
Net assets, end of period (000)	$27	$10
Portfolio turnover rate	126.70%	109.22%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class I Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.58	$14.27	$12.44	$11.85	$10.75
Investment operations:
Net investment income(a)	.18	.24	.21	.17	.13
Net realized and unrealized gain (loss)	(4.96)	1.60	2.07	.72	1.05
Total from investment operations	(4.78)	1.84	2.28	.89	1.18
Distributions to shareholders from:
Net investment income	(.25)	(.21)	(.15)	(.14)	(.08)
Net realized gain	(2.01)	(.32)	(.30)	(.16)	–
Total distributions	(2.26)	(.53)	(.45)	(.30)	(.08)
Net asset value, end of year	$8.54	$15.58	$14.27	$12.44	$11.85
Total Return(b)	(34.99)%	13.40%	18.83%	7.58%	11.09%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.60%	.60%	.60%	.60%	.60%
Expenses, including expense reductions and expenses reimbursed	.60%	.60%	.60%	.60%	.60%
Expenses, excluding expense reductions and expenses reimbursed	.90%	.81%	0.93. %	1.18%	2.24%
Net investment income	1.62%	1.67%	1.61%	1.37%	1.10%
Supplemental Data:
Net assets, end of year (000)	$17,199	$22,423	$30,156	$19,576	$2,043
Portfolio turnover rate	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP VALUE FUND

	Class P Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.49	$14.19	$12.38	$11.80	$10.73
Investment operations:
Net investment income(a)	.13	.18	.15	.13	.07
Net realized and unrealized gain (loss)	(4.92)	1.59	2.05	.70	1.07
Total from investment operations	(4.79)	1.77	2.20	.83	1.14
Distributions to shareholders from:
Net investment income	(.19)	(.15)	(.10)	(.09)	(.07)
Net realized gain	(2.01)	(.32)	(.29)	(.16)	–
Total distributions	(2.20)	(.47)	(.39)	(.25)	(.07)
Net asset value, end of year	$8.50	$15.49	$14.19	$12.38	$11.80
Total Return(b)	(35.20)%	12.92%	18.23%	7.07%	10.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.03%	1.04%	1.05%	1.05%	1.05%
Expenses, including expense reductions and expenses reimbursed	1.03%	1.04%	1.05%	1.05%	1.05%
Expenses, excluding expense reductions and expenses reimbursed	1.34%	1.26%	1.38%	1.52%	2.69%
Net investment income	1.16%	1.21%	1.17%	1.06%	.65%
Supplemental Data:
Net assets, end of year (000)	$11	$17	$15	$13	$12
Portfolio turnover rate	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Year Ended 10/31		12/20/2005(a) to
	2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.31	$12.43	$10.00
Investment operations:
Net investment income(b)	.04	.03	.01
Net realized and unrealized gain (loss)	(3.92)	2.23	2.42
Total from investment operations	(3.88)	2.26	2.43
Distributions to shareholders from:
Net investment income	(.01)	– (c)	–
Net realized gain	(.51)	(.38)	–
Total distributions	(.52)	(.38)	–
Net asset value, end of period	$9.91	$14.31	$12.43
Total Return(d)	(28.01)%	18.70%	24.30	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.34%	1.30%	1.11	%(e)
Expenses, including expense reductions and expenses reimbursed	1.33%	1.30%	1.11	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.44%	1.45%	1.73	%(f)
Net investment income	.33%	.19%	.14	%(f)
Supplemental Data:
Net assets, end of period (000)	$117,992	$145,765	$59,245
Portfolio turnover rate	83.92%	100.58%	296.82	%(e)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Year Ended 10/31		12/20/2005(a) to
	2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.14	$12.37	$10.00
Investment operations:
Net investment loss(b)	(.04)	(.06)	(.06)
Net realized and unrealized gain (loss)	(3.85)	2.21	2.43
Total from investment operations	(3.89)	2.15	2.37
Distributions to shareholders from:
Net realized gain	(.51)	(.38)	–
Net asset value, end of period	$9.74	$14.14	$12.37
Total Return(c)	(28.40)%	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.99%	1.94%	1.67	%(d)
Expenses, including expense reductions and expenses reimbursed	1.99%	1.94%	1.67	%(d)
Expenses, excluding expense reductions and expenses reimbursed	2.09%	2.09%	2.30	%(e)
Net investment loss	(.32)%	(.47)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$14,239	$14,681	$5,440
Portfolio turnover rate	83.92%	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Year Ended 10/31		12/20/2005(a) to
	2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.14	$12.37	$10.00
Investment operations:
Net investment loss(b)	(.04)	(.06)	(.06)
Net realized and unrealized gain (loss)	(3.85)	2.21	2.43
Total from investment operations	(3.89)	2.15	2.37
Distributions to shareholders from:
Net realized gain	(.51)	(.38)	–
Net asset value, end of period	$9.74	$14.14	$12.37
Total Return(c)	(28.47)%	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.99%	1.94%	1.67	%(d)
Expenses, including expense reductions and expenses reimbursed	1.98%	1.94%	1.67	%(d)
Expenses, excluding expense reductions and expenses reimbursed	2.09%	2.10%	2.29	%(e)
Net investment loss	(.33)%	(.48)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$48,837	$59,609	$14,850
Portfolio turnover rate	83.92%	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.31	$14.21
Investment operations:
Net investment income(b)	.06	–	(c)
Net realized and unrealized gain (loss)	(3.91)	.10
Total from investment operations	(3.85)	.10
Distributions to shareholders from:
Net investment income	(.04)	–
Net realized gain	(.51)	–
Total distributions	(.55)	–
Net asset value, end of period	$9.91	$14.31
Total Return(d)	(27.81)%	.70	%(e)
Ratio to Average Net Assets:
Expenses excluding expense reductions and including expenses reimbursed	1.09%	.10	%(e)
Expenses, including expense reductions and expenses reimbursed	1.09%	.10	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.21%	.14	%(e)
Net investment income	.50%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$4,157	$10
Portfolio turnover rate	83.92%	100.58%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Year Ended 10/31		12/20/2005(a) to
	2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.39	$12.47	$10.00
Investment operations:
Net investment income(b)	.08	.06	.05
Net realized and unrealized gain (loss)	(3.93)	2.26	2.42
Total from investment operations	(3.85)	2.32	2.47
Distributions to shareholders from:
Net investment income	(.05)	(.02)	–
Net realized gain	(.51)	(.38)	–
Total distributions	(.56)	(.40)	–
Net asset value, end of period	$9.98	$14.39	$12.47
Total Return(c)	(27.77)%	19.11%	24.70	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.99%	.94%	.81	%(d)
Expenses, including expense reductions and expenses reimbursed	.98%	.94%	.81	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.08%	1.15%	1.53	%(e)
Net investment income	.67%	.46%	.53	%(e)
Supplemental Data:
Net assets, end of period (000)	$74,335	$55,045	$3,345
Portfolio turnover rate	83.92%	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Year Ended 10/31		12/20/2005(a) to
	2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.28	$12.42	$10.00
Investment operations:
Net investment income(b)	.03	– (f)	.02
Net realized and unrealized gain (loss)	(3.91)	2.24	2.40
Total from investment operations	(3.88)	2.24	2.42
Distributions to shareholders from:
Net investment income	(.01)	–	–
Net realized gain	(.51)	(.38)	–
Total distributions	(.52)	(.38)	–
Net asset value, end of period	$9.88	$14.28	$12.42
Total Return(c)	(28.04)%	18.54%	24.20	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.44%	1.39%	1.20	%(d)
Expenses, including expense reductions and expenses reimbursed	1.43%	1.39%	1.20	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.53%	1.57%	3.09	%(e)
Net investment income	.23%	.01%	.27	%(e)
Supplemental Data:
Net assets, end of period (000)	$2,905	$4,795	$12
Portfolio turnover rate	83.92%	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

(f) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.30	$14.21
Investment operations:
Net investment income (loss)(b)	.01	–	(c)
Net realized and unrealized gain (loss)	(3.90)	.09
Total from investment operations	(3.89)	.09
Distributions to shareholders from:
Net investment income	(.03)	–
Net realized gain	(.51)	–
Total distributions	(.54)	–
Net asset value, end of period	$9.87	$14.30
Total Return(d)	(28.14)%	.63	%(e)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.58%	.12	%(e)
Expenses, including expense reductions and expenses reimbursed	1.58%	.12	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.66%	.16	%(e)
Net investment income (loss)	.11%	(.02	)%(e)
Supplemental Data:
Net assets, end of period (000)	$33	$10
Portfolio turnover rate	83.92%	100.58%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.30	$14.21
Investment operations:
Net investment income (loss)(b)	.02	–	(c)
Net realized and unrealized gain (loss)	(3.90)	.09
Total from investment operations	(3.88)	.09
Distributions to shareholders from:
Net investment income	(.04)	–
Net realized gain	(.51)	–
Total distributions	(.55)	–
Net asset value, end of period	$9.87	$14.30
Total Return(d)	(28.08)%	.63	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.49%	.12	%(e)
Expenses, including expense reductions and expenses reimbursed	1.48%	.12	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.58%	.16	%(e)
Net investment income (loss)	.19%	(.02	)%(e)
Supplemental Data:
Net assets, end of period (000)	$1,814	$10
Portfolio turnover rate	83.92%	100.58%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following seven funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Fund ("All Value Fund"), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Alpha Strategy Fund ("Alpha Strategy Fund"), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Core Equity Fund ("International Core Equity Fund"), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Dividend Income Fund ("International Dividend Income Fund"), Class A, B, C, F, I, R2 and R3 shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Large-Cap Value Fund ("Large-Cap Value Fund"), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Value Opportunities Fund ("Value Opportunities Fund"), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Alpha Strategy Fund has not issued Class P shares, International Dividend Income Fund has not issued Class B shares and Large Cap Value Fund has not issued Class R2 and R3 shares. International Dividend Income commenced operations on June 23, 2008 and became effective with the SEC on June 20, 2008. Shares first became available to the public on June 30, 2008. As of October 1, 2007, the Funds' Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' Prospectuses.

All Value Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund's, International Core Equity Fund's, International Opportunities Fund's, and Value Opportunities Fund's investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). Each of International Dividend Income Fund's and Large Cap Value Fund's investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized loss on investments and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

(g)  Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on investments and foreign currency related transactions on each Fund's Statement of Operations. As of October 31, 2008, there were no open forward foreign currency exchange contracts outstanding.

(h)  Commitments–At October 31, 2008, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had entered into foreign exchange contracts in which they had agreed to purchase and sell various foreign currencies. The approximate values of the foreign exchange contracts were as follows:

	Purchases	Sales
International Core Equity Fund	$37,879,845	$11,662,524
International Dividend Income Fund	4,778,697	649,122
International Opportunities Fund	4,836,978	56,275

(i)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(j)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (continued)

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolio.

The management fee is based on the each Fund's average daily net assets at the following annual rates:

	Management Fee		Voluntary Waiver
All Value Fund	.53	%(1)	–
Alpha Strategy Fund	.10%		.10	%(2)
International Core Equity Fund	.74	%(3)	–
International Dividend Income Fund	.75	%(3)	–
International Opportunities Fund	.75	%(3)	–
Large Cap Value Fund	.40	%(4)	–
Value Opportunities Fund	.75	%(3)	–

(1) The management fee for All Value Fund is based on the Fund's average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(2) For the year ended October 31, 2008, Lord Abbett has contractually agreed to waive its management fee.

(3) The management fee for International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund and Value Opportunities Fund is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(4) The management fee for Large Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

For the period June 20, 2008 through February 28, 2010, Lord Abbett has contractually agreed to reimburse the International Dividend Income Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
R2	1.60%
R3	1.50%

Notes to Financial Statements (continued)

For the period November 1, 2007 through February 28, 2009, Lord Abbett has contractually agreed to reimburse the Large Cap Value Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.95%
B	1.60%
C	1.60%
F	.70%
I	.60%
P	1.05%
R2	1.20%
R3	1.10%

From the period November 1, 2007 through February 29, 2008, Lord Abbett has contractually agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
F	1.05%
I	.95%
P	1.40%
R2	1.55%
R3	1.45%

For the period March 1, 2008 through February 28, 2009, Lord Abbett has contractually agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This fee is not charged to the Alpha Strategy Fund.

Notes to Financial Statements (continued)

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc.; Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund; Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund; and Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund, Lord Abbett Micro-Cap Growth Fund, Lord Abbett Micro-Cap Value Fund and Lord Abbett Value Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Funds on Alpha Strategy Fund's Statement of Operations and Receivables from affiliates on each Fund's Statement of Assets and Liabilities.

In addition, All Value Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund and Value Opportunities Fund, along with certain other funds managed by Lord Abbett have entered into a Servicing Arrangement with Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust, Lord Abbett Balanced Strategy Fund of Lord Abbett Investment Trust, Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust, Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

As of October 31, 2008, the percentages of Alpha Strategy Fund's, Balanced Strategy Fund's, Diversified Equity Strategy Fund's, Diversified Income Strategy Fund's, Global Allocation Fund's and Growth & Income Strategy Fund's outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	All Value Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	-	-	-	38.90%	16.42%
Balanced Strategy Fund	-	6.59%	47.44%	-	-
Diversified Equity Strategy Fund	0.33%	1.11%	-	2.76%	2.77%
Diversified Income Strategy Fund	-	-	4.11%	-	-
Global Allocation Fund	0.27%	0.44%	22.74%	2.92%	-
Growth & Income Strategy Fund	1.44%	5.55%	14.54%	6.09%	6.11%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution

Notes to Financial Statements (continued)

and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B(1)	Class C	Class F	Class P(2)	Class R2(3)	Class R3(3)
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) International Dividend Income Fund has not issued Class B shares.

(2) All Value Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund only.

(3) Large Cap Value Fund has not issued Class R2 and R3 shares.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the year ended October 31, 2008:

	Distributor Commissions	Dealers' Concessions
All Value Fund	$885,005	$4,714,241
Alpha Strategy Fund	381,548	2,121,148
International Core Equity Fund	726,086	3,836,237
International Dividend Income Fund*	20,052	104,722
International Opportunities Fund	56,483	309,415
Large Cap Value Fund	25,753	134,493
Value Opportunities Fund	97,024	545,692

* For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

Distributor received the following amount of CDSCs for the year ended October 31, 2008:

	Class A	Class C
All Value Fund	$21,695	$38,047
Alpha Strategy Fund	21,385	53,467
International Core Equity Fund	16,457	34,560
International Opportunities Fund	3,437	4,804
Large Cap Value Fund	1,750	3,258
Value Opportunities Fund	16,170	19,716

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund, semiannually for All Value Fund, and annually for Alpha Strategy Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are

Notes to Financial Statements (continued)

determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Distributions were declared on November 18, 2008 and paid on November 21, 2008 to shareholders of record on November 20, 2008. The approximate amounts were as follows:

Net Investment Income
All Value	$11,806,000
International Opportunities Fund	1,905,000
Large Cap Value Fund	775,000
Value Opportunities Fund	669,000

Distributions were declared on December 10, 2008, and paid on December 23, 2008 to shareholders of record on December 22, 2008. The approximate amounts were as follows:

	Net Investment Income	Long-Term Capital Gain
Alpha Strategy Fund	$601,000	$31,894,000
International Dividend Income Fund	694,000	-

Distributions were declared on December 10, 2008, and paid on December 19, 2008 to shareholders of record on December 18, 2008. The approximate amount was as follows:

Net Investment Income
International Core Equity Fund	$18,469,000

The tax character of distributions paid during the fiscal years ended October 31, 2008 and October 31, 2007 was as follows:

	All Value Fund		Alpha Strategy Fund
	10/31/2008	10/31/2007	10/31/2008	10/31/2007
Distributions paid from:
Ordinary income	$29,483,171	$58,226,578	$22,386,509	$9,834,093
Net long-term capital gains	218,716,341	189,756,123	21,474,902	3,710,084
Total distributions paid	$248,199,512	$247,982,701	$43,861,411	$13,544,177
	International Core Equity Fund		International Dividend Income Fund*
	10/31/2008	10/31/2007		10/31/2008
Distributions paid from:
Ordinary income	$137,636,390	$40,531,276		$1,817,702
Return of capital	-	-		142,545
Net long-term capital gains	15,190,172	20,763,831		-
Total distributions paid	$152,826,562	$61,295,107		$1,960,247

Notes to Financial Statements (continued)

	International Opportunities Fund		Large Cap Value Fund
	10/31/2008	10/31/2007	10/31/2008	10/31/2007
Distributions paid from:
Ordinary income	$4,675,178	$736,425	$1,641,537	$768,463
Net long-term capital gains	46,461,279	-	6,897,480	1,342,217
Total distributions paid	$51,136,457	$736,425	$8,539,017	$2,110,680

	Value Opportunities Fund
	10/31/2008	10/31/2007
Distributions paid from:
Ordinary income	$10,375,317	$2,795,993
Net long-term capital gains	362,807	-
Total distributions paid	$10,738,124	$2,795,993

*For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

As of October 31, 2008, the components of accumulated losses on a tax-basis were as follows:

	All Value Fund	Alpha Strategy Fund
Undistributed ordinary income – net	$9,511,212	$-
Undistributed long-term capital gains	-	31,891,785
Total undistributed earnings	$9,511,212	$31,891,785
Capital loss carryforwards*	(31,730,846)	-
Temporary differences	(442,371)	(39,293)
Unrealized losses – net	(439,731,052)	(209,353,484)
Total accumulated losses – net	$(462,393,057)	$(177,500,992)
	International Core Equity Fund	International Dividend Income Fund
Undistributed ordinary income – net	$18,461,696	$-
Total undistributed earnings	$18,461,696	$-
Capital loss carryforwards*	(176,974,698)	(15,359,509)
Temporary differences	(87,992)	(1,065)
Unrealized losses – net	(358,812,666)	(35,177,328)
Total accumulated losses – net	$(517,413,660)	$(50,537,902)
	International Opportunities Fund	Large Cap Value Fund
Undistributed ordinary income – net	$1,612,440	$625,973
Total undistributed earnings	$1,612,440	$625,973
Capital loss carryforwards*	(69,722,729)	(5,849,092)
Temporary differences	(41,234)	(6,191)
Unrealized losses – net	(129,713,419)	(12,646,624)
Total accumulated losses – net	$(197,864,942)	$(17,875,934)

Notes to Financial Statements (continued)

Value Opportunities Fund
Undistributed ordinary income – net	$548,252
Total undistributed earnings	$548,252
Capital loss carryforwards*	(25,015,914)
Temporary differences	(12,083)
Unrealized losses – net	(56,969,348)
Total accumulated losses – net	$(81,449,093)

* As of October 31, 2008 the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	Total
All Value Fund	$31,730,846	$31,730,846
International Core Equity Fund	176,974,698	176,974,698
International Dividend Income Fund	15,359,509	15,359,509
International Opportunities Fund	69,722,729	69,722,729
Large Cap Value Fund	5,849,092	5,849,092
Value Opportunities Fund	25,015,914	25,015,914

As of October 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,670,017,079	$641,191,672	$1,140,940,693
Gross unrealized gain	89,695,021	-	3,545,348
Gross unrealized loss	(529,426,073)	(209,353,484)	(361,844,637)
Net unrealized security loss	$(439,731,052)	$(209,353,484)	$(358,299,289)
	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$127,796,298	$335,675,378	$57,782,840
Gross unrealized gain	683,359	2,036,978	1,299,708
Gross unrealized loss	(35,788,704)	(131,571,875)	(13,946,332)
Net unrealized security loss	$(35,105,345)	$(129,534,897)	$(12,646,624)

Value Opportunities Fund
Tax cost	$320,432,298
Gross unrealized gain	7,413,679
Gross unrealized loss	(64,383,027)

Net unrealized security loss  $  (56,969,348)

Notes to Financial Statements (continued)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain foreign securities and wash sales.

Permanent items identified during the fiscal year ended October 31, 2008 have been reclassified among the components of net assets based on their tax-basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
All Value Fund	$(35,313)	$35,313	$-
Alpha Strategy Fund	15,936,198	(15,936,198)	-
International Core Equity Fund	(4,008,719)	4,008,719	-
International Dividend Income Fund	(524,498)	687,987	(163,489)
International Opportunities Fund	123,960	(123,960)	-
Large Cap Value Fund	(267)	267	-
Value Opportunities Fund	(21,371)	21,371	-

The permanent differences are primarily attributable to the tax treatment of distributions, expenses, foreign currency transactions, and certain foreign securities.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2008 were as follows:

	Purchases	Sales
All Value Fund	$2,509,224,081	$2,465,237,409
Alpha Strategy Fund	281,392,793	42,223,572
International Core Equity Fund	1,674,307,748	1,743,184,084
International Dividend Income Fund*	196,791,104	57,816,178
International Opportunities Fund	458,702,044	432,491,380
Large Cap Value Fund	76,610,618	68,363,151
Value Opportunities Fund	323,205,795	220,853,695

* For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

There were no purchases or sales of U.S. Government securities for the fiscal year ended October 31, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

All Value Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank & Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of October 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended October 31, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

Notes to Financial Statements (continued)

International Core Equity Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. The International Core Equity Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

International Dividend Income Fund is also subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transactions greater costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. The International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. The International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. The International Dividend Income Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

International Opportunities Fund is also subject to the risks of investing in foreign securities, the securities of small-cap companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity. The International Opportunities Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Alpha Strategy Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

Notes to Financial Statements (continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

ALL VALUE FUND

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	33,955,750	$384,056,521	25,771,339	$331,986,026
Converted from Class B*	527,913	5,979,951	487,881	6,331,859
Reinvestment of distributions	13,985,343	168,103,818	13,559,400	166,238,235
Shares reacquired	(51,160,589)	(547,823,282)	(33,719,428)	(437,855,902)
Increase (decrease)	(2,691,583)	$10,317,008	6,099,192	$66,700,218
Class B Shares
Shares sold	2,507,015	$27,234,069	2,170,040	$26,868,883
Reinvestment of distributions	1,441,864	16,710,966	1,515,590	17,959,734
Shares reacquired	(4,755,729)	(51,215,447)	(3,883,401)	(48,501,252)
Converted to Class A*	(549,254)	(5,979,951)	(506,068)	(6,331,859)
Decrease	(1,356,104)	$(13,250,363)	(703,839)	$(10,004,494)
Class C Shares
Shares sold	9,787,600	$106,365,110	6,755,245	$83,000,481
Reinvestment of distributions	2,848,051	32,867,556	2,834,181	33,471,688
Shares reacquired	(11,810,732)	(126,124,050)	(10,132,184)	(126,286,169)
Increase (decrease)	824,919	$13,108,616	(542,758)	$(9,814,000)
			Period Ended October 31, 2007+
Class F Shares
Shares sold	1,199,999	$13,767,219	736	$10,027
Reinvestment of distributions	65	777	-	-
Shares reacquired	(184,027)	(1,794,302)	-	-
Increase	1,016,037	$11,973,694	736	$10,027
			Year Ended October 31, 2007
Class I Shares
Shares sold	1,914,899	$22,477,598	3,659,534	$49,096,105
Reinvestment of distributions	349,412	4,217,399	28,126	345,668
Shares reacquired	(51,910)	(564,486)	(83,858)	(1,115,106)
Increase	2,212,401	$26,130,511	3,603,802	$48,326,667
Class P Shares
Shares sold	956,857	$10,720,787	1,452,760	$18,423,845
Reinvestment of distributions	301,128	3,580,406	291,133	3,534,363
Shares reacquired	(2,024,675)	(22,873,615)	(1,416,741)	(18,075,678)
Increase (decrease)	(766,690)	$(8,572,422)	327,152	$3,882,530
			Period Ended October 31, 2007+
Class R2 Shares
Shares sold	49,447	$511,903	734.214	$10,000
Reinvestment of distributions	64	765	-	-
Shares reacquired	(14,061)	(142,304)	-	-
Increase	35,450	$370,364	734.214	$10,000
Class R3 Shares
Shares sold	1,874,780	$20,629,489	734.214	$10,000
Reinvestment of distributions	64	767	-	-
Shares reacquired	(253,786)	(2,705,060)	-	-
Increase	1,621,058	$17,925,196	734.214	$10,000

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (continued)

ALPHA STRATEGY FUND

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,988,358	$204,341,792	4,288,523	$112,422,765
Converted from Class B*	219,865	4,840,112	325,107	8,248,392
Reinvestment of distributions	938,987	23,700,040	321,910	7,638,931
Shares reacquired	(5,043,740)	(106,371,679)	(1,810,245)	(46,654,030)
Increase	5,103,470	$126,510,265	3,125,295	$81,656,058
Class B Shares
Shares sold	650,273	$14,389,021	608,052	$15,119,090
Reinvestment of distributions	153,584	3,739,773	62,135	1,426,620
Shares reacquired	(562,271)	(11,862,745)	(363,195)	(9,036,466)
Converted to Class A*	(228,529)	(4,840,112)	(336,967)	(8,248,392)
Increase (decrease)	13,057	$1,425,937	(29,975)	$(739,148)
Class C Shares
Shares sold	4,479,390	$98,051,930	2,403,154	$60,026,392
Reinvestment of distributions	375,199	9,076,051	106,409	2,433,585
Shares reacquired	(1,824,657)	(37,074,457)	(586,988)	(14,585,870)
Increase	3,029,932	$70,053,524	1,922,575	$47,874,107
			Period Ended October 31, 2007+
Class F Shares
Shares sold	478,414	$10,692,426	362.101	$10,057
Reinvestment of distributions	33	837	-	-
Shares reacquired	(39,431)	(732,148)	-	-
Increase	439,016	$9,961,115	362.101	$10,057
			Year Ended October 31, 2007
Class I Shares
Shares sold	488,148	$10,742,537	24,090	$620,177
Reinvestment of distributions	7,041	178,279	2,348	55,829
Shares reacquired	(28,201)	(631,830)	(6,297)	(155,641)
Increase	466,988	$10,288,986	20,141	$520,365
			Period Ended October 31, 2007+
Class R2 Shares
Shares sold	49,064	$1,079,640	360.101	$10,000
Reinvestment of distributions	33	825	-	-
Shares reacquired	(13,122)	(238,007)	-	-
Increase	35,975	$842,458	360.101	$10,000
Class R3 Shares
Shares sold	304,689	$6,531,861	360.101	$10,000
Reinvestment of distributions	34	862	-	-
Shares reacquired	(50,784)	(1,029,325)	-	-
Increase	253,939	$5,503,398	360.101	$10,000

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (continued)

INTERNATIONAL CORE EQUITY FUND

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,630,730	$197,559,218	19,998,845	$325,518,762
Converted from Class B*	83,289	1,140,720	65,816	1,083,765
Reinvestment of distributions	6,280,951	95,156,404	2,727,417	41,429,529
Shares reacquired	(18,248,751)	(230,284,525)	(6,802,803)	(111,522,950)
Increase	1,746,219	$63,571,817	15,989,275	$256,509,106
Class B Shares
Shares sold	1,123,303	$15,990,444	1,612,558	$25,863,431
Reinvestment of distributions	426,117	6,357,988	186,065	2,789,112
Shares reacquired	(1,399,645)	(17,621,966)	(539,934)	(8,670,646)
Converted to Class A*	(84,790)	(1,140,720)	(66,858)	(1,083,765)
Increase	64,985	$3,585,746	1,191,831	$18,898,132
Class C Shares
Shares sold	2,816,309	$40,040,252	3,870,781	$62,021,548
Reinvestment of distributions	960,413	14,339,002	439,249	6,584,437
Shares reacquired	(4,581,185)	(57,677,352)	(1,502,589)	(24,204,183)
Increase (decrease)	(804,463)	$(3,298,098)	2,807,441	$44,401,802
			Period Ended October 31, 2007+
Class F Shares
Shares sold	239,513	$3,311,379	568.572	$10,035
Reinvestment of distributions	64	969	-	-
Shares reacquired	(24,680)	(267,458)	-	-
Increase	214,897	$3,044,890	568.572	$10,035
			Year Ended October 31, 2007
Class I Shares
Shares sold	3,498,123	$50,290,975	11,572,333	$179,041,034
Reinvestment of distributions	1,655,006	25,238,835	326,485	4,985,441
Shares reacquired	(6,175,522)	(86,559,276)	(2,481,303)	(42,671,349)
Increase (decrease)	(1,022,393)	$(11,029,466)	9,417,515	$141,355,126
Class P Shares
Shares sold	212,684	$3,447,362	6,172	$101,209
Reinvestment of distributions	1,396	21,042	361	5,474
Shares reacquired	(92,961)	(1,268,126)	(415)	(6,610)
Increase	121,119	$2,200,278	6,118	$100,073
			Period Ended October 31, 2007+
Class R2 Shares
Shares sold	-	$-	566.572	$10,000
Reinvestment of distributions	63.921	965	-	-
Shares reacquired	-	-	-	-
Increase	63.921	$965	566.572	$10,000
Class R3 Shares
Shares sold	82,290	$1,086,165	566.572	$10,000
Reinvestment of distributions	64	966	-	-
Shares reacquired	(22,482)	(278,692)	-	-
Increase	59,872	$808,439	566.572	$10,000

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Period Ended October 31, 2008#
Class A Shares	Shares	Amount
Shares sold	1,598,558	$13,679,823
Reinvestment of distributions	12,526	106,226
Shares reacquired	(168,058)	(1,248,254)
Increase	1,443,026	$12,537,795
Class C Shares
Shares sold	28,159	$193,766
Reinvestment of distributions	104	881
Increase	28,263	$194,647
Class F Shares
Shares sold	4,376	$40,015
Reinvestment of distributions	71	604
Increase	4,447	$40,619
Class I Shares
Shares sold	13,071,912	$129,127,228
Reinvestment of distributions	212,963	1,805,924
Shares reacquired	(32,336)	(318,823)
Increase	13,252,539	$130,614,329
Class R2 Shares
Shares sold	1,001	$10,015
Reinvestment of distributions	15	124
Increase	1,016	$10,139
Class R3 Shares
Shares sold	1,001	$10,015
Reinvestment of distributions	15	127
Increase	1,016	$10,142

# For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

Notes to Financial Statements (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,831,975	$24,728,396	2,704,155	$48,232,261
Converted from Class B*	114,183	1,484,252	120,958	2,171,762
Reinvestment of distributions	1,425,383	21,822,603	8,859	140,245
Shares reacquired	(4,208,791)	(54,129,328)	(2,173,903)	(38,983,415)
Increase (decrease)	(837,250)	$(6,094,077)	660,069	$11,560,853
Class B Shares
Shares sold	360,881	$4,615,651	552,661	$9,484,842
Reinvestment of distributions	310,602	4,540,278	- (a)	4
Shares reacquired	(780,572)	(9,426,856)	(569,627)	(9,760,030)
Converted to Class A*	(119,942)	(1,484,252)	(126,001)	(2,171,762)
Decrease	(229,031)	$(1,755,179)	(142,967)	$(2,446,946)
Class C Shares
Shares sold	539,176	$6,694,006	773,081	$13,197,706
Reinvestment of distributions	321,173	4,669,000	5	81
Shares reacquired	(938,774)	(11,106,697)	(509,859)	(8,688,245)
Increase (decrease)	(78,425)	$256,309	263,227	$4,509,542
			Period Ended October 31, 2007+
Class F Shares
Shares sold	54,233	$639,342	553.350	$10,038
Reinvestment of distributions	80	1,224	-	-
Shares reacquired	(38,174)	(428,484)	-	-
Increase	16,139	$212,082	553.350	$10,038
			Year Ended October 31, 2007
Class I Shares
Shares sold	6,906,152	$91,742,605	4,290,207	$78,765,225
Reinvestment of distributions	1,175,589	18,421,481	36,322	586,968
Shares reacquired	(1,361,662)	(21,937,288)	(5,534,133)	(108,007,421)
Increase (decrease)	6,720,079	$88,226,798	(1,207,604)	$(28,655,228)
Class P Shares
Shares sold	88,196	$1,244,376	41,733	$772,332
Reinvestment of distributions	15,855	245,279	173	2,764
Shares reacquired	(82,046)	(984,365)	(44,311)	(797,997)
Increase (decrease)	22,005	$505,290	(2,405)	$(22,901)
	Year Ended October 31, 2007		Period Ended October 31, 2007+
Class R2 Shares
Shares sold	3,641	$54,915	531.350	$10,000
Reinvestment of distributions	80	1,219	-	-
Shares reacquired	-	-	-	-
Increase	3,721	$56,134	531.350	$10,000
Class R3 Shares
Shares sold	2,945	$28,137	531.350	$10,000
Reinvestment of distributions	80	1,220	-	-
Shares reacquired	(508)	(6,222)	-	-
Increase	2,517	$23,135	531.350	$10,000

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

(a) Value is less than 1 share.

Notes to Financial Statements (continued)

LARGE CAP VALUE FUND

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,095,769	$11,691,510	592,509	$8,590,197
Converted from Class B*	6,451	75,254	5,707	83,329
Reinvestment of distributions	323,433	3,907,048	51,013	701,950
Shares reacquired	(792,396)	(8,478,304)	(284,369)	(4,153,453)
Increase	633,257	$7,195,508	364,860	$5,222,023
Class B Shares
Shares sold	122,702	$1,334,394	84,342	$1,202,839
Reinvestment of distributions	37,772	449,487	5,841	79,380
Shares reacquired	(110,644)	(1,178,722)	(43,256)	(619,564)
Converted to Class A*	(6,564)	(75,254)	(5,798)	(83,329)
Increase	43,266	$529,905	41,129	$579,326
Class C Shares
Shares sold	279,734	$3,035,973	202,744	$2,902,355
Reinvestment of distributions	61,434	731,641	8,451	114,857
Shares reacquired	(264,799)	(2,913,010)	(114,455)	(1,641,455)
Increase	76,369	$854,604	96,740	$1,375,757
			Period Ended October 31, 2007+
Class F Shares
Shares sold	2,748	$30,102	654.742	$10,030
Reinvestment of distributions	122	1,471	-	-
Shares reacquired	(342)	(2,859)	-	-
Increase	2,528	$28,714	654.742	$10,030
			Year Ended October 31, 2007
Class I Shares
Shares sold	583,088	$6,960,243	480,946	$7,248,729
Reinvestment of distributions	193,213	2,343,670	60,837	840,159
Shares reacquired	(202,366)	(2,654,815)	(1,215,570)	(18,175,290)
Increase (decrease)	573,935	$6,649,098	(673,787)	$(10,086,402)
Class P Shares
Shares sold	-	$-	3	$50
Reinvestment of distributions	198	2,402	37	504
Increase	198	$2,402	40	$554

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (continued)

VALUE OPPORTUNITIES FUND

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,283,749	$77,513,951	7,598,630	$101,384,262
Converted from Class B*	7,897	97,466	16,961	225,435
Reinvestment of distributions	347,900	4,543,577	137,293	1,701,064
Shares reacquired	(4,925,239)	(59,363,070)	(2,331,778)	(31,223,860)
Increase	1,714,307	$22,791,924	5,421,106	$72,086,901
Class B Shares
Shares sold	780,006	$9,542,674	737,190	$9,752,518
Reinvestment of distributions	31,873	411,162	11,238	138,450
Shares reacquired	(379,679)	(4,617,429)	(132,976)	(1,788,765)
Converted to Class A*	(8,013)	(97,466)	(17,112)	(225,435)
Increase	424,187	$5,238,941	598,340	$7,876,768
Class C Shares
Shares sold	1,911,403	$23,418,539	3,361,099	$44,934,919
Reinvestment of distributions	117,129	1,510,958	28,762	354,353
Shares reacquired	(1,227,457)	(14,492,884)	(375,276)	(5,037,875)
Increase	801,075	$10,436,613	3,014,585	$40,251,397
			Period Ended October 31, 2007+
Class F Shares
Shares sold	478,671	$5,866,758	705.730	$10,028
Reinvestment of distributions	30	389	-	-
Shares reacquired	(60,018)	(644,064)	-	-
Increase	418,683	$5,223,083	705.730	$10,028
			Year Ended October 31, 2007
Class I Shares
Shares sold	4,257,083	$54,578,011	3,588,285	$50,577,994
Reinvestment of distributions	189,880	2,487,429	10,921	135,641
Shares reacquired	(821,326)	(9,097,062)	(41,989)	(536,294)
Increase	3,625,637	$47,968,378	3,557,217	$50,177,341
Class P Shares
Shares sold	130,190	$1,683,576	379,625	$5,104,706
Reinvestment of distributions	13,467	175,471	31	384
Shares reacquired	(185,451)	(2,007,725)	(44,898)	(619,613)
Increase (decrease)	(41,794)	$(148,678)	334,758	$4,485,477
			Period Ended October 31, 2007+
Class R2 Shares
Shares sold	45,949	$568,783	704	$10,000
Reinvestment of distributions	29	377	-	-
Shares reacquired	(43,364)	(421,400)	-	-
Increase	2,614	$147,760	704	$10,000
Class R3 Shares
Shares sold	234,232	$2,781,128	704	$10,000
Reinvestment of distributions	788	10,258	-	-
Shares reacquired	(52,052)	(623,534)	-	-
Increase	182,968	$2,167,852	704	$10,000

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective April 30, 2008, the Funds adopted FIN 48. The adoption of FIN 48 did not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. federal and various state tax returns. No income tax returns are currently under examination. The Funds' U.S. federal tax returns remain open for the years ended October 31, 2005 through October 31, 2007.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statements and disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statements and disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett All Value Fund, Lord Abbett Alpha Strategy Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund, Lord Abbett Large-Cap Value Fund, and Lord Abbett Value Opportunities Fund, seven of the portfolios constituting the Lord Abbett Securities Trust (the "Trust"), as of October 31, 2008, and the related statements of operations for the periods then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett All Value Fund, Lord Abbett Alpha Strategy Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund, Lord Abbett Large-Cap Value Fund, and Lord Abbett Value Opportunities Fund of the Lord Abbett Securities Trust as of October 31, 2008, the results of their operations for the periods then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
December 23, 2008

Investments In Underlying Funds (unaudited)

Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord Abbett. As of October 31, 2008, Alpha Strategy Fund's long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	19.89%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	19.27%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund – Class I	9.81%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund – Class I	10.17%
Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund – Class I	10.29%
Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund – Class I	20.42%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	10.15%

The Ten Largest Holdings and the Holdings by Sector, as of October 31, 2008, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
K12, Inc.	2.31%
Alexion Pharmaceuticals, Inc.	2.29%
Masimo Corp.	2.09%
Illumina, Inc.	2.06%
Strayer Education, Inc.	1.97%
NuVasive, Inc.	1.89%
SVB Financial Group	1.83%
Phase Forward, Inc.	1.83%
CardioNet, Inc.	1.82%
Netflix, Inc.	1.69%
Holdings by Sector	% of Investments
Auto & Transportation	4.18%
Consumer Discretionary	23.11%
Consumer Staples	1.24%
Financial Services	6.11%
Healthcare	24.90%
Materials & Processing	5.06%
Other Energy	7.00%
Producer Durables	5.64%
Technology	20.27%
Utilities	0.87%
Short-Term Investment	1.62%
Total	100.00%

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Fresenius Medical Care AG & Co. ADR	3.07%
Davide Campari – Milano SpA	2.91%
Gerresheimer AG	2.47%
Enagas, SA	2.47%
Hera SpA	2.32%
Terna – Rete Elettrica Nationale SpA	2.32%
Nitori Co., Ltd.	2.14%
Okinawa Cellular Telephone Co.	2.01%
Kabu.com Securities Co., Ltd.	2.00%
Cobham plc	2.00%
Holdings by Sector	% of Investments
Basic Materials	11.08%
Consumer Cyclicals	8.66%
Consumer Non-Cyclicals	8.58%
Diversified Financials	4.83%
Energy	6.39%
Healthcare	10.41%
Industrial Goods & Services	14.65%
Non-Property Financials	5.36%
Property and Property Services	2.31%
Technology	7.89%
Telecommunications	2.01%
Transportation	4.14%
Utilities	7.00%
Short-Term Investment	6.69%
Total	100.00%

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
3PAR, Inc.	2.95%
Cavium Networks, Inc.	2.95%
CardioNet, Inc.	2.94%
Blue Coat Systems, Inc.	2.88%
Riverbed Technology Inc	2.87%
HMS Holdings Corp.	2.86%
Compellent Technologies, Inc.	2.70%
Vnus Medical Technologies, Inc.	2.56%
Bankrate, Inc.	2.55%
NetLogic Microsystems, Inc.	2.52%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Auto & Transportation	2.06%
Consumer Discretionary	12.17%
Consumer Staples	3.41%
Financial Services	4.78%
Healthcare	32.70%
Materials & Processing	4.29%
Other Energy	3.68%
Producer Durables	2.36%
Technology	32.92%
Short Term Investment	1.63%
Total	100.00%

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Monro Muffler Brake, Inc.	5.48%
Medical Action Industries, Inc.	3.68%
Overhill Farms, Inc.	3.26%
Chesapeake Utilities Corp.	2.75%
Pennsylvania Commerce Bancorp, Inc.	2.41%
PetMed Express, Inc.	2.28%
Flanders Corp.	2.03%
McGrath RentCorp	2.01%
Donegal Group, Inc.	1.98%
Odyssey HealthCare, Inc.	1.96%
Holdings by Sector	% of Investments
Auto & Transportation	4.32%
Consumer Discretionary	19.12%
Consumer Staples	5.69%
Financial Services	13.23%
Healthcare	18.41%
Materials & Processing	7.21%
Other Energy	1.66%
Producer Durables	10.22%
Technology	13.34%
Utilities	4.42%
Short-Term Investment	2.38%
Total	100.00%

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Blend Trust – Small Cap Blend Fund

Ten Largest Holdings	% of Investments
Amedisys, Inc.	4.29%
Comstock Resources, Inc.	2.66%
HCC Insurance Holdings, Inc.	2.54%
Solera Holdings, Inc.	2.40%
Watsco, Inc.	2.23%
Global Payments, Inc.	2.12%
ICON plc ADR	2.12%
Psychiatric Solutions, Inc.	2.09%
OptionsXpress Holdings, Inc.	2.05%
Beacon Roofing Supply, Inc.	2.04%
Holdings by Sector	% of Investments
Auto & Transportation	4.43%
Consumer Discretionary	8.24%
Consumer Staples	1.35%
Financial Services	10.79%
Healthcare	21.70%
Materials & Processing	9.68%
Other	0.67%
Other Energy	8.24%
Producer Durables	14.66%
Technology	16.30%
Short-Term Investment	3.94%
Total	100.00%

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Curtiss-Wright Corp.	3.95%
Carlisle Cos., Inc.	3.05%
Anixter International, Inc.	2.47%
Piedmont Natural Gas Co., Inc.	2.43%
Cabot Corp.	2.09%
Olin Corp.	1.96%
Hexcel Corp.	1.93%
Cullen/Frost Bankers, Inc.	1.92%
Financial Federal Corp.	1.89%
New Jersey Resources Corp.	1.81%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Auto & Transportation	7.67%
Consumer Discretionary	8.35%
Consumer Staples	1.94%
Financial Services	8.42%
Healthcare	10.22%
Materials & Processing	18.71%
Other	3.93%
Other Energy	3.19%
Producer Durables	10.46%
Technology	8.36%
Utilities	12.40%
Short-Term Investment	6.35%
Total	100.00%

Lord Abbett Series Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Pantry, Inc. (The)	2.72%
Carlisle Cos., Inc.	2.51%
Alliant Techsystems, Inc.	2.38%
HCC Insurance Holdings, Inc.	2.07%
J.M. Smucker Co. (The)	2.02%
Silgan Holdings, Inc.	2.02%
Wisconsin Energy Corp.	2.01%
Pactiv Corp.	1.90%
Cullen/Frost Bankers, Inc.	1.86%
Piedmont Natural Gas Co., Inc.	1.81%
Holdings by Sector	% of Investments
Auto & Transportation	5.21%
Consumer Discretionary	9.01%
Consumer Staples	5.62%
Financial Services	17.29%
Healthcare	10.28%
Materials & Processing	12.72%
Other	4.08%
Other Energy	4.49%
Producer Durables	6.67%
Technology	9.71%
Utilities	8.29%
Short-Term Investment	6.63%
Total	100.00%

Approval of Advisory Contract

International Dividend Income Fund

At meetings held on April 17, 2008, the Board, including all of the Trustees who are not interested persons of the Fund or Lord Abbett, considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before and at the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (2) information regarding the distribution arrangements of the Fund, and (3) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund's investment performance and compliance.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expected expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio of Class A to not more than 1.35%, the total expense ratios of Class B and Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett's profits in managing the Fund. The Board took into account Lord Abbett's overall profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees proposed to be paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Lord Abbett Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the management agreement.

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993, Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 - 2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Howard E. Hansen (1961)	Executive Vice President	Elected in 2003	Partner and Portfolio Manager, joined Lord Abbett in 1995.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003	Portfolio Manager, joined Lord Abbett in 2003, formerly Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management.

Charles P. Massare, Jr. (1948)	Executive Vice President	Elected in 2003	Partner and Director of Risk Management, joined Lord Abbett in 1997.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003, formerly Managing Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (1994 - 2003).

F. Thomas O'Halloran (1955)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2001.

Eli M. Salzmann (1964)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003, formerly Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 1987.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Kenneth G. Fuller (1945)	Vice President	Elected in 2003	Partner, Portfolio Manager, joined Lord Abbett in 2002.

Anthony W. Hipple (1964)	Vice President	Elected in 2006	Portfolio Manager, joined Lord Abbett in 2002, formerly Senior Analyst, Piper Jaffray Asset Management (2000 - 2002).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Deepak Khanna (1963)	Vice President	Elected in 2008	Portfolio Manager, returned to Lord Abbett in 2007 from Jennison Associates LLC (2005 - 2007). Mr. Khanna's former experience at Lord Abbett included Senior Research Analyst - other investment strategies (2000 - 2005).

Thomas B. Maher (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2003, formerly Senior Equity Analyst at Invesco.

Justin C. Maurer (1969)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
All Value Fund	100.00%	100.00%
Alpha Strategy Fund	8.84	17.25
International Core Equity Fund	0.00	21.11
International Dividend Income Fund	0.00	100.00
International Opportunities Fund	0.00	100.00
Large Cap Value Fund	70.37	77.35
Value Opportunities Fund	17.53	17.81

Additionally, of the distribution paid to shareholders during the fiscal year ended October 31, 2008, the following amounts represent short-term and long-term capital gains:

Fund Name	Short-term Capital Gains	Long-Term Capital Gains
All Value Fund	$15,227,350	$218,716,341
Alpha Strategy Fund	8,960,333	21,474,902
International Core Equity Fund	126,243,365	15,190,172
International Opportunities Fund	2,768,599	46,461,279
Large Cap Value Fund	858,328	6,897,480
Value Opportunities Fund	10,069,858	362,807

The International Core Equity Fund and the International Dividend Income Fund intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
International Core Equity Fund	$45,299,612	$2,745,043
International Dividend Income Fund	3,114,911	239,985

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett All Value Fund

Lord Abbett Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

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LST-2-10/08

(12/08)

2008

LORD ABBETT

ANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund
Micro Cap Value Fund

For the fiscal year ended October 31, 2008

Lord Abbett Micro Cap Growth Fund
and Micro Cap Value Fund Annual Report

For the fiscal year ended October 31, 2008

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Micro Cap Growth Fund's and Lord Abbett Micro Cap Value Fund's performance for the fiscal year ended October 31, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the fiscal year ended October 31, 2008?

A. The 12-month period was marked by extreme volatility, which grew more pronounced in the last two months. Severe market swings in both directions were increasingly common, but the downswings were bigger and more frequent, ultimately propelling the equity markets into territory not seen since 2003. The fiscal year ended with the S&P 500® Index1 down more than 36%.

The downturn was widespread, as virtually no equity asset class or investing style was spared. Small cap stocks (as measured by the Russell 2000® Index2) generally performed better than mid cap (as defined by the Russell Midcap® Index3) or large cap stocks (as measured by the Russell 1000® Index4), but even small caps were down more than 34% for the year. Value stocks (as represented by the Russell 3000® Value Index5) marginally outperformed growth stocks (represented by the Russell 3000® Growth Index6), declining 36.32%, versus a 37.04% decline for growth stocks.

1

Lord Abbett Micro Cap Growth Fund

Q: How did the Micro Cap Growth Fund perform during the fiscal year ended October 31, 2008?

A: The Fund returned -46.57%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Microcap® Growth Index,7 which returned -44.62% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund's performance relative to its benchmark for the 12-month period were the technology sector (owing to an overweight position), the other energy sector (owing to an underweight position) (the sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners), and the healthcare sector (owing to a slight overweight position).

Among the individual holdings that detracted from performance were technology holdings ANADIGICS, Inc. (the Fund's number-one detractor), a creator of radio frequency integrated circuit solutions for the broadband and wireless communications markets, and ShoreTel, Inc., a provider of Internet protocol telecommunications systems for enterprises; and other energy holding EnerNOC, Inc., a developer of power solutions.

The most significant contributors to the Fund's performance relative to its benchmark for the 12-month period were the producer durables, consumer staples, and consumer discretionary sectors.

Among the individual holdings that contributed to performance were Lindsay Corp. (the Fund's number-one contributor), a manufacturer of center pivot and lateral move irrigation equipment; healthcare holding Genoptix Inc., a medical laboratory that provides services to hematologists and oncologists; and consumer discretionary holding Buffalo Wild Wings Inc., an operator of casual dining restaurants.

Lord Abbett Micro Cap Value Fund

Q: How did the Micro Cap Value Fund perform during the fiscal year ended October 31, 2008?

A: The Fund returned -36.82%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Microcap® Value Index,8 which returned -34.01% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund's performance relative to its benchmark for the 12-month period were the financial services sector (owing to an underweight position), the technology sector, and the auto and transportation sector.

2

Among the individual holdings that detracted from performance were consumer discretionary holding Hartmarx Corp. (the Fund's number-one detractor), a producer of business, casual, and golf apparel; and healthcare holdings American Dental Partners, Inc., a provider of dental practice management services, and Cutera, Inc., a developer of aesthetic laser systems.

The most significant contributors to the Fund's performance relative to its benchmark for the 12-month period were the consumer staples, materials and processing, and producer durables sectors.

Among the individual holdings that contributed to performance were consumer staples holding Overhill Farms, Inc., (the Fund's number-one contributor), a manufacturer of frozen food products; and materials and processing holdings NN, Inc., an independent manufacturer and supplier of precision steel balls and rollers to anti-friction bearing manufacturers, and Ultralife Batteries, Inc., a manufacturer of a comprehensive line of lithium batteries.

Each Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

3

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus for any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 1000 Index.

3  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

4  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

5  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

6  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

7  The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. Equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

8  The Russell Microcap® Value Index measures the performance of the microcap value segment of the U.S. Equity market. It includes those Russell Microcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in a fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each Fund offers two classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

Note: Fees and expense waivers are currently in effect for both Funds. Had waivers not been in effect, performance would have been lower. See the Funds' prospectuses for a history of fees waived and expenses assumed. Existing expense waivers may be revised or terminated at any time.

The views of each Fund's management and the portfolio holdings described in this report are as of October 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

4

Micro Cap Growth Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Russell 2000® Growth Index, the Russell Microcap® Index, and the Russell Microcap Growth Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

The Russell Microcap Growth Index and the Russell Microcap Index have no historical performance prior to July 3, 2000. Therefore, the ending value for these indexes was not calculated for the same period as the Fund. The Russell 2000 Growth Index is calculated using the same since inception historical cycle as the Fund.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended October 31, 2008

	1 Year	5 Years	Life of Class
Class A3	-49.64%	2.40%	-1.23%
Class I4	-46.41%	3.86%	2.90%

1  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.

2  The Fund changed its standardized performance benchmark from the Russell 2000® Growth Index to the Russell Microcap® Growth Index to provide a more accurate market comparison against the Fund's objective. Since the Russell Microcap Growth Index and the Russell Microcap Index commenced on July 3, 2000, the Fund will continue to show the Russell 2000 Growth Index as an additional historical performance benchmark.

3  Class A shares commenced operations on May 1, 2000. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class I shares commenced operations on July 9, 1999. Performance is at net asset value.

5

Micro Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Russell 2000® Value Index, the Russell Microcap® Index, and the Russell Microcap Value Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

The Russell Microcap Value Index and the Russell Microcap Index have no historical performance prior to July 3, 2000. Therefore, the ending value for these indexes was not calculated for the same period as the Fund. The Russell 2000 Value Index is calculated using the same since inception historical cycle as the Fund.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2008

	1 Year	5 Years	Life of Class
Class A3	-40.45%	5.23%	12.59%
Class I4	-36.68%	6.75%	13.84%

1  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.

2  The Fund changed its standardized performance benchmark from the Russell 2000® Value Index to the Russell Microcap® Value Index to provide a more accurate market comparison against the Fund's objective. Since the Russell Microcap Value Index and the Russell Microcap Index commenced on July 3, 2000, the Fund will continue to show the Russell 2000 Value Index as an additional historical performance benchmark.

3  Class A shares commenced operations on May 1, 2000. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class I shares commenced operations on July 9, 1999. Performance is at net asset value.

6

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 through October 31, 2008).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 5/1/08 – 10/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$704.70	$9.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.54	$10.63
Class I
Actual	$1,000.00	$705.30	$7.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.82	$9.37

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.10% for Class A and 1.85% for Class I) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Auto & Transportation	2.06%
Consumer Discretionary	12.17%
Consumer Staples	3.41%
Financial Services	4.78%
Healthcare	32.70%
Materials & Processing	4.29%
Other Energy	3.68%
Producer Durables	2.36%
Technology	32.92%
Short-Term Investment	1.63%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

8

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$729.20	$9.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.59	$10.63
Class I
Actual	$1,000.00	$729.90	$8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.86	$9.37

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.10% for Class A and 1.85% for Class I) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Auto & Transportation	4.32%
Consumer Discretionary	19.12%
Consumer Staples	5.69%
Financial Services	13.23%
Healthcare	18.41%
Materials & Processing	7.21%
Other Energy	1.66%
Producer Durables	10.22%
Technology	13.34%
Utilities	4.42%
Short-Term Investment	2.38%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

9

Schedule of Investments

MICRO CAP GROWTH FUND October 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 96.55%
Auto Components 0.29%
Westport Innovations, Inc. (Canada)*(a)	32,500	$144
Auto Parts: Original Equipment 1.73%
Fuel Systems Solutions, Inc.*	30,200	859
Banks 2.07%
Pinnacle Financial Partners, Inc.*	5,600	164
Texas Capital Bancshares, Inc.*	48,400	864
Total		1,028
Beverage: Brewers (Wineries) 1.93%
Boston Beer Co., Inc. (The) Class A*	25,300	956
Biotechnology Research & Production 6.26%
Acorda Therapeutics, Inc.*	31,758	648
Array BioPharma, Inc.*	111,400	548
Genomic Health, Inc.*	10,600	195
RTI Biologics, Inc.*	159,000	485
Vnus Medical Technologies, Inc.*	79,584	1,228
Total		3,104
Chemicals 1.10%
Calgon Carbon Corp.*	41,100	547
Commercial Information Services 0.86%
LoopNet, Inc.*	56,100	425
Communications Technology 5.00%
Aruba Networks, Inc.*	207,700	646
NETGEAR, Inc.*	21,000	232
Starent Networks Corp.*	77,600	774
Switch and Data Facilities Co., Inc.*	88,100	830
Total		2,482

Investments	Shares	Value (000)
Computer Services, Software & Systems 16.51%
3PAR, Inc.*	221,300	$1,412
Blue Coat Systems, Inc.*	102,300	1,381
Commvault Systems, Inc.*	92,800	993
Compellent Technologies, Inc.*	118,700	1,294
comScore, Inc.*	78,361	956
Netezza Corp.*	112,100	1,087
Taleo Corp. Class A*	67,500	931
Ultimate Software Group, Inc. (The)*	10,200	136
Total		8,190
Computer Technology 3.51%
Riverbed Technology, Inc.*	109,500	1,372
Synaptics, Inc.*	12,000	371
Total		1,743
Cosmetics 0.24%
Ulta Salon, Cosmetics & Fragrance, Inc.*	13,299	117
Diversified Manufacturing 0.90%
Hexcel Corp.*	33,900	447
Drugs & Pharmaceuticals 3.11%
Eurand NV (Netherlands)*(a)	106,000	1,007
VIVUS, Inc.*	88,000	536
Total		1,543
Education Services 2.52%
American Public Education, Inc.*	9,300	412
K12, Inc.*	30,500	839
Total		1,251
Electronics: Medical Systems 5.90%
eResearchTechnology, Inc.*	88,000	568
Luminex Corp.*	47,000	877

See Notes to Financial Statements.
10

Schedule of Investments (continued)

MICRO CAP GROWTH FUND October 31, 2008

Investments	Shares	Value (000)
Electronics: Medical Systems (continued)
Natus Medical, Inc.*	36,400	$557
Somanetics Corp.*	8,400	158
ZOLL Medical Corp.*	31,900	768
Total		2,928
Electronics: Semi-Conductors/ Components 6.96%
Cavium Networks, Inc.*	110,800	1,411
Hittite Microwave Corp.*	7,500	246
IPG Photonics Corp.*	41,600	591
NetLogic Microsystems, Inc.*	57,100	1,206
Total		3,454
Energy: Miscellaneous 1.44%
EnerNOC, Inc.*	108,300	715
Engineering & Contracting Services 0.97%
Hill International, Inc.*	76,900	483
Financial Information Services 2.46%
Bankrate, Inc.*	37,100	1,221
Foods 1.42%
Zhongpin, Inc. (China)*(a)	81,700	703
Health & Personal Care 5.58%
Bio-Reference Laboratories, Inc.*	20,051	493
CardioNet, Inc.*	55,000	1,407
LHC Group, Inc.*	24,500	864
Total		2,764
Healthcare Facilities 2.43%
IPC The Hospitalist Co.*	59,200	1,205
Healthcare Management Services 4.50%
HMS Holdings Corp.*	55,300	1,370
Phase Forward, Inc.*	60,500	863
Total		2,233

Investments	Shares	Value (000)
Identification Control & Filter Devices 1.33%
Energy Recovery, Inc.*	42,000	$244
Sun Hydraulics Corp.	19,800	415
Total		659
Machinery: Industrial/Specialty 0.99%
Colfax Corp.*	57,530	490
Machinery: Oil Well Equipment & Services 0.55%
T-3 Energy Services, Inc.*	11,200	270
Medical & Dental Instruments & Supplies 4.32%
ABIOMED, Inc.*	27,700	404
Hansen Medical, Inc.*	11,100	103
Insulet Corp.*	45,100	253
SonoSite, Inc.*	26,200	552
Symmetry Medical, Inc.*	50,663	655
Volcano Corp.*	11,400	177
Total		2,144
Metal Fabricating 1.24%
RBC Bearings, Inc.*	25,800	612
Miscellaneous: Technology 0.32%
Vocus, Inc.*	9,500	160
Oil: Crude Producers 1.63%
Carrizo Oil & Gas, Inc.*	34,000	795
Rex Energy Corp.*	1,643	11
Total		806
Restaurants 1.13%
BJ's Restaurants, Inc.*	57,000	507
Buffalo Wild Wings, Inc.*	1,900	54
Total		561
Retail 3.48%
GSI Commerce, Inc.*	60,092	622
Hibbett Sports, Inc.*	27,900	497
Volcom, Inc.*	43,700	565
Zumiez, Inc.*	4,348	42
Total		1,726

See Notes to Financial Statements.
11

Schedule of Investments (concluded)

MICRO CAP GROWTH FUND October 31, 2008

Investments	Shares	Value (000)
Securities Brokerage & Services 0.15%
Penson Worldwide, Inc.*	10,600	$76
Services: Commercial 1.68%
Exponent, Inc.*	28,300	833
Textiles Apparel Manufacturers 2.04%
True Religion Apparel, Inc.*	60,400	1,012
Total Common Stocks (cost $60,008,295)		47,891
	Principal Amount (000)
SHORT-TERM INVESTMENT 1.61%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $810,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $813,038; proceeds: $796,038 (cost $796,037)	$796	796
Total Investments in Securities 98.16% (cost $60,804,332)		48,687
Other Assets in Excess of Liabilities 1.84%		913
Net Assets 100.00%		$49,600

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
12

Schedule of Investments

MICRO CAP VALUE FUND October 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 97.08%
Aerospace 2.54%
Ladish Co., Inc.*	40,195	$685
LMI Aerospace, Inc.*	63,800	974
Total		1,659
Auto Parts: Original Equipment 1.44%
Amerigon, Inc.*	195,668	939
Banks 5.57%
Bryn Mawr Bank Corp.	42,682	904
Pennsylvania Commerce Bancorp, Inc.*	52,677	1,567
Southwest Bancorp, Inc.	80,923	1,172
Total		3,643
Beverage: Brewers (Wineries) 0.64%
Boston Beer Co., Inc. (The) Class A*	11,100	419
Chemicals 4.87%
Balchem Corp.	37,200	951
LSB Industries, Inc.*	76,100	625
Penford Corp.	44,970	579
Quaker Chemical Corp.	53,900	1,031
Total		3,186
Computer Services, Software & Systems 5.01%
COMSYS IT Partners, Inc.*	69,769	424
Electronics for Imaging, Inc.*	37,500	397
INX, Inc.*	82,100	470
SI International, Inc.*	38,640	1,113
TechTeam Global, Inc.*	148,759	870
Total		3,274
Computer Technology 3.18%
Radiant Systems, Inc.*	160,627	847
Rimage Corp.*	83,800	1,235
Total		2,082

Investments	Shares	Value (000)
Construction 1.88%
Great Lakes Dredge & Dock Co.	135,225	$606
Meadow Valley Corp.*	88,900	621
Total		1,227
Diversified Financial Services 1.57%
American Physicians Service Group, Inc.	52,231	1,024
Drug & Grocery Store Chains 1.77%
Susser Holdings Corp.*	74,500	1,161
Electrical & Electronics 1.00%
LeCroy Corp.*	131,100	652
Electrical Equipment & Components 1.06%
CTS Corp.	99,300	694
Electronics 1.16%
Methode Electronics, Inc.	100,100	760
Electronics: Instruments, Gauges & Meters 0.87%
Keithley Instruments, Inc.	133,400	567
Electronics: Medical Systems 2.57%
Affymetrix, Inc.*	57,700	213
Somanetics Corp.*	45,600	855
TomoTherapy, Inc.*	188,800	614
Total		1,682
Electronics: Semi-Conductors/ Components 2.24%
Ikanos Communications, Inc.*	237,200	358
Techwell, Inc.*	126,600	1,109
Total		1,467
Electronics: Technology 0.68%
Gerber Scientific, Inc.*	92,400	442

See Notes to Financial Statements.
13

Schedule of Investments (continued)

MICRO CAP VALUE FUND October 31, 2008

Investments	Shares	Value (000)
Energy: Miscellaneous 0.98%
Approach Resources, Inc.*	59,100	$644
Foods 3.24%
Overhill Farms, Inc.*	476,895	2,122
Health & Personal Care 3.63%
Odyssey HealthCare, Inc.*	133,200	1,277
Psychemedics Corp.	107,500	1,099
Total		2,376
Healthcare Facilities 3.96%
Capital Senior Living Corp.*	169,692	762
IPC The Hospitalist Co.*	41,742	850
Skilled Heathcare Group, Inc. Class A*	79,800	980
Total		2,592
Healthcare Management Services 1.72%
American Dental Partners, Inc.*	129,100	1,127
Household Furnishings 0.45%
Stanley Furniture Co., Inc.	29,700	292
Identification Control & Filter Devices 2.02%
Flanders Corp.*	212,700	1,319
Industrial Products 0.64%
A.M. Castle & Co.	34,300	417
Insurance: Property-Casualty 1.97%
Donegal Group, Inc.	78,733	1,290
Jewelry, Watches & Gemstones 0.74%
Movado Group, Inc.	31,900	485
Machinery: Industrial/Specialty 0.44%
Hardinge, Inc.	41,500	289

Investments	Shares	Value (000)
Manufacturing 1.27%
Standex International Corp.	32,100	$829
Medical & Dental Instruments & Supplies 6.41%
Cardiac Science Corp.*	72,024	672
Cutera, Inc.*	107,900	918
Medical Action Industries, Inc*	208,098	2,393
Merit Medical Systems, Inc.*	11,509	211
Total		4,194
Oil: Crude Producers 0.67%
Pioneer Drilling Co.*	56,386	436
Paper 0.42%
Multi-Color Corp.	13,905	274
Pollution Control & Environmental Services 1.34%
Team, Inc.*	31,500	875
Railroad Equipment 1.54%
Portec Rail Products, Inc.	149,500	1,006
Real Estate Investment Trusts 0.95%
Supertel Hospitality, Inc.	271,400	619
Rental & Leasing Services: Commercial 3.10%
Marlin Business Services Corp.*	182,491	723
McGrath RentCorp	57,500	1,307
Total		2,030
Restaurants 1.95%
Benihana, Inc. Class A*	130,200	388
Red Robin Gourmet Burgers, Inc.*	32,500	494
Rubio's Restaurants, Inc.*	90,300	395
Total		1,277

See Notes to Financial Statements.
14

Schedule of Investments (concluded)

MICRO CAP VALUE FUND October 31, 2008

Investments	Shares	Value (000)
Retail 5.12%
Caché, Inc.*	53,600	$192
Central Garden & Pet Co.*	222,053	751
PetMed Express, Inc.*	84,000	1,483
Rush Enterprises, Inc. Class B*	86,750	926
Total		3,352
Services: Commercial 10.29%
Ambassadors Group, Inc.	44,700	467
Barrett Business Services, Inc.	78,900	868
Exponent, Inc.*	41,539	1,222
ICF International, Inc.*	32,928	612
Monro Muffler Brake, Inc.	165,450	3,562
Total		6,731
Textiles Apparel Manufacturers 0.46%
Hartmarx Corp.*	503,037	302
Truckers 1.32%
Marten Transport Ltd.*	47,103	866
Utilities: Gas Distributors 2.73%
Chesapeake Utilities Corp.	57,200	1,787
Utilities: Water 1.67%
Connecticut Water Service, Inc.	6,826	181
Consolidated Water Co., Ltd.	64,100	909
Total		1,090
Total Common Stocks (cost $88,160,819)		63,499

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.37%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $1,575,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $1,580,906; proceeds: $1,548,408 (cost $1,548,407)	$1,548	$1,548
Total Investments in Securities 99.45% (cost $89,709,226)		65,047
Other Assets in Excess of Liabilities 0.55%		358
Net Assets 100.00%		$65,405

*  Non-income producing security.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
15

Statements of Assets and Liabilities

October 31, 2008

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$60,804,332	$89,709,226
Investments in securities, at value	$48,687,115	$65,047,513
Receivables:
Interest and dividends	–	8,267
Investment securities sold	1,770,009	812,277
Capital shares sold	6,220	16,314
From advisor (See Note 3)	27,798	20,340
Prepaid expenses and other assets	9,724	10,765
Total assets	50,500,866	65,915,476
LIABILITIES:
Payables:
Investment securities purchased	740,689	320,864
Management fee	63,973	81,583
12b-1 distribution fees	1,382	4,150
Fund administration	1,706	2,176
Trustees' fees	2,842	4,381
To affiliate (See Note 3)	39,602	40,900
Accrued expenses and other liabilities	50,732	56,484
Total liabilities	900,926	510,538
NET ASSETS	$49,599,940	$65,404,938
COMPOSITION OF NET ASSETS:
Paid-in capital	$75,778,940	$96,101,298
Accumulated net investment loss	(2,842)	(4,381)
Accumulated net realized loss on investments	(14,058,941)	(6,030,266)
Net unrealized depreciation on investments	(12,117,217)	(24,661,713)
Net Assets	$49,599,940	$65,404,938
Net assets by class:
Class A Shares	$5,263,993	$17,521,812
Class I Shares	$44,335,947	$47,883,126
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	580,582	1,034,586
Class I Shares	4,763,863	2,772,660
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$9.07	$16.94
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75%)	$9.62	$17.97
Class I Shares–Net asset value	$9.31	$17.27

See Notes to Financial Statements.
16

Statements of Operations

For the Year Ended October 31, 2008

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$29,774	$854,434
Interest	103,966	107,603
Total investment income	133,740	962,037
Expenses:
Management fee	992,715	1,273,933
12b–1 distribution plan–Class A	19,985	59,000
Shareholder servicing	13,108	21,779
Professional	36,276	36,802
Reports to shareholders	18,326	14,876
Fund administration	26,472	33,972
Custody	13,362	12,788
Trustees' fees	2,354	3,005
Registration	29,525	30,267
Subsidy (See Note 3)	173,679	174,896
Other	1,931	2,546
Gross expenses	1,327,733	1,663,864
Expense reductions (See Note 7)	(2,447)	(2,227)
Expenses reimbursed by advisor (See Note 3)	(89,042)	(46,352)
Net expenses	1,236,244	1,615,285
Net investment loss	(1,102,504)	(653,248)
Net realized and unrealized loss:
Net realized loss on investments	(13,930,109)	(6,117,155)
Net change in unrealized appreciation on investments	(23,143,767)	(29,859,546)
Net realized and unrealized loss	(37,073,876)	(35,976,701)
Net Decrease in Net Assets Resulting From Operations	$(38,176,380)	$(36,629,949)

See Notes to Financial Statements.
17

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Operations:
Net investment loss	$(1,102,504)	$(469,421)
Net realized gain (loss) on investments	(13,930,109)	1,668,345
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	4,101
Net change in unrealized appreciation on investments	(23,143,767)	10,300,864
Net increase (decrease) in net assets resulting from operations	(38,176,380)	11,503,889
Distributions to shareholders from:
Net realized gain
Class A	(195,277)	(907,030)
Class I	(1,104,441)	(315,156)
Total distributions to shareholders	(1,299,718)	(1,222,186)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	26,755,338	49,598,590
Reinvestment of distributions	1,299,607	1,221,501
Cost of shares reacquired	(5,324,160)	(1,900,382)
Net increase in net assets resulting from capital share transactions	22,730,785	48,919,709
Net increase (decrease) in net assets	(16,745,313)	59,201,412
NET ASSETS
Beginning of year	$66,345,253	$7,143,841
End of year	$49,599,940	$66,345,253
Accumulated net investment loss	$(2,842)	$(1,552)

See Notes to Financial Statements.
18

Statements of Changes in Net Assets

	Micro Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Operations:
Net investment loss	$(653,248)	$(408,425)
Net realized gain (loss) on investments	(6,117,155)	6,204,986
Net change in unrealized appreciation on investments	(29,859,546)	465,469
Net increase (decrease) in net assets resulting from operations	(36,629,949)	6,262,030
Distributions to shareholders from:
Net realized gain
Class A	(1,797,707)	(2,759,331)
Class I	(3,981,689)	(690,568)
Total distributions to shareholders	(5,779,396)	(3,449,899)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	27,823,082	56,339,000
Reinvestment of distributions	5,779,387	3,449,879
Cost of shares reacquired	(9,012,702)	(1,404,435)
Net increase in net assets resulting from capital share transactions	24,589,767	58,384,444
Net increase (decrease) in net assets	(17,819,578)	61,196,575
NET ASSETS
Beginning of year	$83,224,516	$22,027,941
End of year	$65,404,938	$83,224,516
Accumulated net investment loss	$(4,381)	$(2,759)

See Notes to Financial Statements.
19

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Year Ended 10/31
	2008	2007		2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$17.36	$14.18		$14.24	$11.88	$10.87
Investment operations:
Net investment loss(a)	(.24)	(.26)		(.24)	(.25)	(.23)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–	–	(b)	–	–	–
Net realized and unrealized gain (loss)	(7.71)	5.83		2.05	2.96	1.24
Total from investment operations	(7.95)	5.57		1.81	2.71	1.01
Distributions to shareholders from:
Net realized gain	(.34)	(2.39)		(1.87)	(.35)	–
Net asset value, end of year	$9.07	$17.36		$14.18	$14.24	$11.88
Total Return(c)	(46.57)%	45.19	%(d)	14.29%	23.21%	9.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	2.09%	2.10%		2.10%	2.10%	2.10%
Expenses, including expense reductions and expenses reimbursed	2.09%	2.09%		2.10%	2.10%	2.10%
Expenses, excluding expense reductions and expenses reimbursed	2.23%	2.48%		3.26%	2.51%	2.52%
Net investment loss	(1.88)%	(1.76)%		(1.83)%	(1.92)%	(1.91)%
Supplemental Data:
Net assets, end of year (000)	$5,264	$9,882		$5,445	$5,938	$4,726
Portfolio turnover rate	173.93%	205.25%		222.48%	64.79%	79.07%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.
20

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Years Ended 10/31
	2008	2007		2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$17.76	$14.43		$14.43	$12.00	$10.96
Investment operations:
Net investment loss(a)	(.22)	(.24)		(.22)	(.22)	(.20)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–	–	(b)	–	–	–
Net realized and unrealized gain (loss)	(7.89)	5.96		2.09	3.00	1.24
Total from investment operations	(8.11)	5.72		1.87	2.78	1.04
Distributions to shareholders from:
Net realized gain	(.34)	(2.39)		(1.87)	(.35)	–
Net asset value, end of year	$9.31	$17.76		$14.43	$14.43	$12.00
Total Return(c)	(46.41)%	45.49	%(d)	14.56%	23.57%	9.49%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.84%	1.85%		1.85%	1.85%	1.85	%†
Expenses, including expense reductions and expenses reimbursed	1.84%	1.84%		1.85%	1.85%	1.85	%†
Expenses, excluding expense reductions and expenses reimbursed	1.98%	2.04%		3.04%	2.25%	2.27	%†
Net investment loss	(1.64)%	(1.52)%		(1.59)%	(1.67)%	(1.66	)%†
Supplemental Data:
Net assets, end of year (000)	$44,336	$56,463		$1,699	$1,221	$1,018
Portfolio turnover rate	173.93%	205.25%		222.48%	64.79%	79.07%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.
21

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$28.90	$28.67	$26.96	$23.89	$21.43
Investment operations:
Net investment loss(a)	(.22)	(.28)	(.34)	(.32)	(.27)
Net realized and unrealized gain (loss)	(9.79)	4.89	5.18	6.12	4.31
Total from investment operations	(10.01)	4.61	4.84	5.80	4.04
Distributions to shareholders from:
Net investment income	–	–	–	–	(.30)
Net realized gain	(1.95)	(4.38)	(3.13)	(2.73)	(1.28)
Total distributions	(1.95)	(4.38)	(3.13)	(2.73)	(1.58)
Net asset value, end of year	$16.94	$28.90	$28.67	$26.96	$23.89
Total Return(b)	(36.82)%	18.84%	20.09%	26.45%	20.08%
Ratios to Average Net Assets
Expenses, excluding expense reductions and including expenses reimbursed	2.09%	2.09%	2.10%	2.10%	2.10%
Expenses, including expense reductions and expenses reimbursed	2.08%	2.09%	2.10%	2.10%	2.10%
Expenses, excluding expense reductions and expenses reimbursed	2.14%	2.20%	2.45%	2.35%	2.27%
Net investment loss	(.95)%	(1.05)%	(1.29)%	(1.30)%	(1.22)%
Supplemental Data:
Net assets, end of year (000)	$17,522	$25,561	$18,156	$15,384	$10,838
Portfolio turnover rate	56.70%	37.11%	50.45%	34.59%	36.97%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
22

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$29.36	$28.99	$27.17	$24.00	$21.53
Investment operations:
Net investment loss(a)	(.16)	(.20)	(.28)	(.26)	(.22)
Net realized and unrealized gain (loss)	(9.98)	4.95	5.23	6.16	4.32
Total investment operations	(10.14)	4.75	4.95	5.90	4.10
Distributions to shareholders from:
Net investment income	–	–	–	–	(.35)
Net realized gain	(1.95)	(4.38)	(3.13)	(2.73)	(1.28)
Total distributions	(1.95)	(4.38)	(3.13)	(2.73)	(1.63)
Net asset value, end of year	$17.27	$29.36	$28.99	$27.17	$24.00
Total Return(b)	(36.68)%	19.16%	20.38%	26.78%	20.36%
Ratio to Average Net Assets
Expenses, excluding expense reductions and including expenses reimbursed	1.84%	1.83%	1.85%	1.85%	1.85%†
Expenses, including expense reductions and expenses reimbursed	1.83%	1.83%	1.85%	1.85%	1.85%†
Expenses, excluding expense reductions and expenses reimbursed	1.89%	1.93%	2.20%	2.11%	2.02%†
Net investment loss	(.70)%	(.71)%	(1.05)%	(1.06)%	(.97 )%†
Supplemental Data:
Net assets, end of year (000)	$47,883	$57,664	$3,872	$3,627	$1,763
Portfolio turnover rate	56.70%	37.11%	50.45%	34.59%	36.97%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
23

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro Cap Growth Fund"), Class A and I shares and Lord Abbett Micro-Cap Value Fund ("Micro Cap Value Fund"), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. A contingent deferred sales charge ("CDSC") may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions). Class I shares are not subject to any sales charges.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

24

Notes to Financial Statements (continued)

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at an annual rate of 1.50%.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

For the period November 1, 2007 through February 28, 2009, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' annual net operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	2.10%
I	1.85%

The Funds, along with certain other funds managed by Lord Abbett (collectively, the "Underlying Funds") have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (the "Alpha Strategy Fund") of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy

25

Notes to Financial Statements (continued)

expense on each Fund's Statement of Operations and Payable to affiliate on each Fund's Statement of Assets and Liabilities.

As of October 31, 2008, the percentages of Micro Cap Growth Fund's and Micro Cap Value Fund's outstanding shares owned by Alpha Strategy Fund were 85.05% and 66.67%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily based upon each Fund's average daily net assets attributable to Class A at an annual rate of .25%.

Class I does not have a distribution plan.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended October 31, 2008 and 2007 was as follows:

	Micro Cap Growth Fund		Micro Cap Value Fund
	Year Ended 10/31/2008	Year Ended 10/31/2007	Year Ended 10/31/2008	Year Ended 10/31/2007
Distributions paid from:
Ordinary income	$1,108,968	$–	$1,524,520	$115,251
Net long-term capital gains	190,750	1,222,186	4,254,876	3,334,648
Total distributions paid	$1,299,718	$1,222,186	$5,779,396	$3,449,899

As of October 31, 2008, the components of accumulated losses on a tax-basis were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Capital loss carryforwards*	$(13,362,204)	$(6,079,744)
Temporary differences	(2,842)	(4,381)
Unrealized losses - net	(12,813,954)	(24,612,235)
Total accumulated losses - net	$(26,179,000)	$(30,696,360)

26

Notes to Financial Statements (continued)

* As of October 31, 2008 the capital loss carryforwards, along wih the related expiration dates, were as follows:

	2016	Total
Micro Cap Growth Fund	$13,362,204	$13,362,204
Mirco Cap Value Fund	6,079,744	6,079,744

As of October 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$61,501,069	$89,659,748
Gross unrealized gain	1,252,539	3,038,588
Gross unrealized loss	(14,066,493)	(27,650,823)
Net unrealized security loss	$(12,813,954)	$(24,612,235)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended October 31, 2008 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
Micro Cap Growth Fund	$1,101,214	$(3,583)	$(1,097,631)
Micro Cap Value Fund	651,626	82,112	(733,738)

The permanent differences are primarily attributable to the tax treatment of certain securities and net operating losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2008 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$127,853,993	$108,511,746
Micro Cap Value Fund	67,720,311	45,630,272

There were no purchases or sales of U.S. Government securities for the fiscal year ended October 31, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

27

Notes to Financial Statements (continued)

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank & Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of October 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended October 31, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund's performance.

28

Notes to Financial Statements (continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

MICRO CAP GROWTH FUND

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	172,478	$2,485,190	219,629	$2,990,880
Reinvestment of distributions	12,942	195,166	70,478	906,345
Shares reacquired	(174,184)	(2,493,666)	(104,817)	(1,440,485)
Increase	11,236	$186,690	185,290	$2,456,740
Class I Shares
Shares sold	1,781,415	$24,270,148	3,068,608	$46,607,710
Reinvestment of distributions	71,531	1,104,441	24,003	315,156
Shares reacquired	(267,651)	(2,830,494)	(31,803)	(459,897)
Increase	1,585,295	$22,544,095	3,060,808	$46,462,969

MICRO CAP VALUE FUND

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	252,134	$6,171,305	161,936	$4,218,075
Reinvestment of distributions	71,650	1,797,698	112,855	2,759,310
Shares reacquired	(173,549)	(4,119,019)	(23,751)	(643,607)
Increase	150,235	$3,849,984	251,040	$6,333,778
Class I Shares
Shares sold	885,106	$21,651,777	1,830,478	$52,120,925
Reinvestment of distributions	156,022	3,981,689	27,868	690,569
Shares reacquired	(232,275)	(4,893,683)	(28,091)	(760,828)
Increase	808,853	$20,739,783	1,830,255	$52,050,666

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective April 30, 2008, the Funds adopted FIN 48. The adoption of FIN 48 did not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. federal and various state tax returns. No income tax returns are currently under examination. The Funds' U.S. federal tax returns remain open for the years ended October 31, 2005 through October 31, 2007.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statements and disclosures.

29

Notes to Financial Statements (concluded)

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statements and disclosures.

30

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund, two of the portfolios constituting the Lord Abbett Securities Trust (the "Trust"), as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund of the Lord Abbett Securities Trust as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
December 23, 2008

31

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993, Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

32

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush–O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 - 2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co.
		(1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

33

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Howard E. Hansen (1961)	Executive Vice President	Elected in 2003	Partner and Portfolio Manager, joined Lord Abbett in 1995.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003	Portfolio Manager, joined Lord Abbett in 2003, formerly Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management.

Charles P. Massare, Jr. (1948)	Executive Vice President	Elected in 2003	Partner and Director of Risk Management, joined Lord Abbett in 1997.

Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003, formerly Managing Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (1994 - 2003).

34

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
F. Thomas O'Halloran (1955)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2001.

Eli M. Salzmann (1964)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003, formerly Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 1987.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Kenneth G. Fuller (1945)	Vice President	Elected in 2003	Partner, Portfolio Manager, joined Lord Abbett in 2002.

Anthony W. Hipple (1964)	Vice President	Elected in 2006	Portfolio Manager, joined Lord Abbett in 2002, formerly Senior Analyst, Piper Jaffray Asset Management (2000 - 2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Deepak Khanna (1963)	Vice President	Elected in 2008	Portfolio Manager, returned to Lord Abbett in 2007 from Jennison Associates LLC (2005 - 2007). Mr. Khanna's former experience at Lord Abbett included Senior Research Analyst – other investment strategies (2000 - 2005).

35

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Thomas B. Maher (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2003, formerly Senior Equity Analyst at Invesco.

Justin C. Maurer (1969)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

36

Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

1.01% of the ordinary income distribution paid by the Micro Cap Growth Fund during fiscal 2008 is qualified dividend income and, for corporate shareholders, is qualified for the dividends received deduction. 18.40% of the ordinary income distribution paid by the Micro Cap Value Fund during fiscal 2008 is qualified dividend income and, for corporate shareholders, is qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders during the fiscal year ended October 31, 2008, the following amounts represent short-term and long-term capital gains:

	Short-Term Capital Gains	Long-Term Capital Gains
Micro Cap Growth Fund	$1,108,968	$190,750
Micro Cap Value Fund	1,524,520	4,254,876

37

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This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Micro-Cap Growth Fund

Micro-Cap Value Fund

LAMCVF-2-1008
(12/08)

Item 2:               Code of Ethics.

(a)       In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended October 31, 2008 (the “Period”).

(b)       Not applicable.

(c)       The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)       The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)       Not applicable.

(f)        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:               Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:               Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended October 31, 2008 and 2007 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2008	2007
Audit Fees (a)	$326,500	$277,000
Audit-Related Fees	0	0
Total audit and audit-related fees	326,500	277,000

Tax Fees (b)	58,897	50,162
All Other Fees	-0-	-0-

Total Fees	$385,397	$327,162

(a) Consists of fees for audits of the Registrant’s annual financial statements.

(b) Fees for the fiscal year ended October 31, 2008 and 2007 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•      any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•      any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended October 31, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees (a)	$155,939	$137,700

(a) Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended October 31, 2008 and 2007 were:

	Fiscal year ended:
	2008		2007
All Other Fees	$	- 0 -	$	- 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Investments.

Not applicable.

Item 7:               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:               Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:             Controls and Procedures.

(a)       Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)       Amendments to Code of Ethics – Not applicable.

(a)(2)     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)       Not applicable.

(b)           Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008